UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08629

HARTFORD SERIES FUND, INC.
 (Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (860) 843-9934

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
EXHIBIT LIST
Certifications

Item 1.   Schedule of Investments.

Hartford Advisers HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 65.5%
	Automobiles & Components - 1.6%
2,034	Ford Motor Co. ●	$25,567
1,044	Harley-Davidson, Inc.	29,300
503	Johnson Controls, Inc.	16,597
		71,464
	Banks - 2.8%
895	PNC Financial Services Group, Inc.	53,433
183	Standard Chartered plc	4,979
242	Washington Mutual, Inc. Private Placement ●†	37
2,144	Wells Fargo & Co.	66,713
		125,162
	Capital Goods - 5.4%
419	Boeing Co.	30,431
331	Cummins, Inc.	20,524
1,896	General Electric Co.	34,509
840	Ingersoll-Rand plc	29,305
1,010	Masco Corp.	15,680
667	PACCAR, Inc.	28,916
300	Rockwell Collins, Inc.	18,789
7	Siemens AG	693
114	Siemens AG ADR	11,377
1,847	Textron, Inc.	39,207
190	Tyco International Ltd.	7,283
		236,714
	Consumer Durables & Apparel - 0.6%
102	Brunswick Corp.	1,627
467	Stanley Black & Decker, Inc.	26,828
		28,455
	Diversified Financials - 6.9%
639	Ameriprise Financial, Inc.	28,967
4,483	Bank of America Corp.	80,014
1,706	Discover Financial Services, Inc.	25,427
158	Franklin Resources, Inc.	17,537
228	Goldman Sachs Group, Inc.	38,835
832	Invesco Ltd.	18,222
1,416	JP Morgan Chase & Co.	63,353
168	SEI Investments Co.	3,689
110	UBS AG	1,788
1,478	UBS AG ADR	24,067
		301,899
	Energy - 5.9%
219	Anadarko Petroleum Corp.	15,913
235	BP plc ADR	13,417
335	Cameco Corp.	9,193
910	ConocoPhillips Holding Co.	46,544
634	Exxon Mobil Corp.	42,439
418	Hess Corp.	26,165
497	Occidental Petroleum Corp.	41,974
307	Petroleo Brasileiro S.A. ADR	13,672
350	Suncor Energy, Inc.	11,391
236	Ultra Petroleum Corp. ●	10,986
1,226	Williams Cos., Inc.	28,330
		260,024
	Food & Staples Retailing - 1.3%
494	CVS/Caremark Corp.	18,057
745	Sysco Corp.	21,983
297	Wal-Mart Stores, Inc.	16,491
		56,531
	Food, Beverage & Tobacco - 4.1%
646	General Mills, Inc.	45,751
728	Kraft Foods, Inc.	22,000
1,262	PepsiCo, Inc.	83,474
949	Unilever N.V. NY Shares ADR	28,634
		179,859
	Health Care Equipment & Services - 3.1%
1,579	Boston Scientific Corp. ●	11,398
924	Medtronic, Inc.	41,626
970	St. Jude Medical, Inc. ●	39,798
879	UnitedHealth Group, Inc.	28,710
203	Varian Medical Systems, Inc. ●	11,221
		132,753
	Household & Personal Products - 0.4%
310	Energizer Holdings, Inc. ●	19,437

	Insurance - 1.9%
548	ACE Ltd.	28,663
975	Marsh & McLennan Cos., Inc.	23,814
619	Principal Financial Group, Inc.	18,084
622	Unum Group	15,412
		85,973
	Materials - 0.8%
652	Dow Chemical Co.	19,289
76	Rio Tinto plc ADR	17,944
		37,233
	Media - 1.6%
3,830	Comcast Corp. Class A	72,075

	Pharmaceuticals, Biotechnology & Life Sciences - 7.4%
397	Amgen, Inc. ●	23,695
257	Celgene Corp. ●	15,911
1,281	Daiichi Sankyo Co., Ltd.	24,021
2,050	Elan Corp. plc ADR ●	15,539
699	Eli Lilly & Co.	25,332
110	Forest Laboratories, Inc. ●	3,462
273	Genzyme Corp. ●	14,139
209	Johnson & Johnson	13,601
1,525	Merck & Co., Inc.	56,955
3,245	Pfizer, Inc.	55,650
83	Roche Holding AG	13,523
1,136	Shionogi & Co., Ltd.	21,620
517	UCB S.A.	22,058
466	Vertex Pharmaceuticals, Inc. ●	19,042
		324,548
	Retailing - 4.4%
120	Amazon.com, Inc. ●	16,260
11,241	Buck Holdings L.P. ⌂●†	25,810
394	Kohl's Corp. ●	21,572
2,168	Lowe's Co., Inc.	52,560
374	Nordstrom, Inc.	15,282
735	Staples, Inc.	17,187
780	Target Corp.	41,023
		189,694

1

Hartford Advisers HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 65.5% - (continued)
	Semiconductors & Semiconductor Equipment - 1.3%
340	Broadcom Corp. Class A	$11,291
415	Lam Research Corp. ●	15,500
1,638	Maxim Integrated Products, Inc.	31,751
		58,542
	Software & Services - 5.9%
601	Accenture plc	25,216
991	Automatic Data Processing, Inc.	44,088
155	Citrix Systems, Inc. ●	7,348
93	Google, Inc. ●	52,619
2,419	Microsoft Corp.	70,807
2,070	Western Union Co.	35,107
1,241	Yahoo!, Inc. ●	20,520
		255,705
	Technology Hardware & Equipment - 7.0%
185	Apple, Inc. ●	43,509
3,194	Cisco Systems, Inc. ●	83,134
1,338	Dell, Inc. ●	20,076
1,505	EMC Corp. ●	27,141
1,131	Hewlett-Packard Co.	60,086
1,628	Qualcomm, Inc.	68,339
518	Seagate Technology	9,461
		311,746
	Transportation - 2.6%
3,120	Delta Air Lines, Inc. ●	45,524
196	FedEx Corp.	18,281
387	Kansas City Southern ●	13,980
606	United Parcel Service, Inc. Class B	39,013
		116,798
	Utilities - 0.5%
435	FPL Group, Inc.	21,028

	Total common stocks
	(cost $2,453,847)	$2,885,640

WARRANTS - 0.0%
	Banks - 0.0%
524	Washington Mutual, Inc. Private
	Placement ⌂●†	$–
	Total warrants
	(cost $–)	$–

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.9%
	Finance and Insurance - 0.9%
	Bear Stearns Commercial Mortgage
	Securities, Inc.
$450	5.61%, 11/15/2033	$468
	Citibank Credit Card Issuance Trust
11,945	5.65%, 09/20/2019	13,218
	Collegiate Funding Services Education Loan
	Trust I
15	0.30%, 09/28/2017 Δ	15
	Commercial Mortgage Asset Trust
118	6.64%, 01/17/2032	118
	Crusade Global Trust
85	0.32%, 06/17/2037 Δ	83
25	0.40%, 01/16/2035 Δ	25
90	0.45%, 01/17/2034 - 09/18/2034 Δ	90
	CS First Boston Mortgage Securities Corp.
450	3.94%, 05/15/2038	458
	Goldman Sachs Mortgage Securities Corp. II
110	0.75%, 03/06/2020 ■Δ	93
	Harley-Davidson Motorcycle Trust
12,375	5.21%, 06/17/2013	12,801
	Interstar Millennium Trust
121	0.79%, 07/07/2034 Δ	121
	Marriott Vacation Club Owner Trust
840	5.36%, 10/20/2028 ■	853
	Medallion Trust
115	0.29%, 02/27/2039 Δ	113
61	0.38%, 05/25/2035 Δ	60
67	0.46%, 12/21/2033 Δ	66
	National RMBS Trust
160	0.38%, 03/20/2034 Δ	158
	New Century Home Equity Loan Trust
8	0.54%, 03/25/2035 Δ	7
	Nissan Automotive Receivables Owner Trust
79	5.03%, 05/16/2011	79
	Prudential Commercial Mortgage Trust
570	4.49%, 02/11/2036	592
	USAA Automotive Owner Trust
11,285	4.50%, 10/15/2013	11,809
	Wachovia Bank Commercial Mortgage Trust
426	0.36%, 07/15/2042 Δ	401
	Westpac Securitisation Trust
130	0.35%, 03/23/2036 Δ	128
		41,756
	Total asset & commercial mortgage backed
	securities
	(cost $39,442)	$41,756

CORPORATE BONDS: INVESTMENT GRADE - 12.4%
	Air Transportation - 0.4%
	Continental Airlines, Inc.
$4,140	5.98%, 04/19/2022	$4,067
	Southwest Airlines Co.
8,700	5.75%, 12/15/2016	8,898
3,176	6.15%, 08/01/2022	3,239
		16,204
	Arts, Entertainment and Recreation - 0.2%
	CBS Corp.
575	5.75%, 04/15/2020	578
	Comcast Corp.
8,000	5.90%, 03/15/2016	8,739
	News America Holdings, Inc.
1,275	5.65%, 08/15/2020	1,343
		10,660
	Beverage and Tobacco Product Manufacturing - 0.2%
	Anheuser-Busch Cos., Inc.
170	5.50%, 01/15/2018	179
	Anheuser-Busch Inbev N.V.
75	5.38%, 01/15/2020	77

2

Hartford Advisers HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 12.4% - (continued)
	Beverage and Tobacco Product Manufacturing - 0.2% -
	(continued)
	Anheuser-Busch InBev N.V.
$4,200	7.75%, 01/15/2019 ■	$4,996
	Cia Brasileira de Bebidas
300	10.50%, 12/15/2011	344
	Coca-Cola Enterprises, Inc.
500	8.50%, 02/01/2022	647
	Diageo Capital plc
430	5.20%, 01/30/2013	465
	Philip Morris International, Inc.
270	5.65%, 05/16/2018	291
		6,999
	Chemical Manufacturing - 0.0%
	Yara International ASA
235	7.88%, 06/11/2019 ■	274

	Computer and Electronic Product Manufacturing - 0.1%
	Dell, Inc.
2,735	5.88%, 06/15/2019	2,960

	Electrical Equipment, Appliance Manufacturing - 0.2%
	General Electric Co.
6,925	5.00%, 02/01/2013	7,465
95	6.00%, 08/07/2019	100
		7,565
	Finance and Insurance - 7.3%
	Ace INA Holdings, Inc.
700	5.88%, 06/15/2014	769
	Allied World Assurance
260	7.50%, 08/01/2016	281
	American Express Centurion Bank
6,350	6.00%, 09/13/2017	6,815
	ANZ National Ltd.
1,360	2.38%, 12/21/2012 ■	1,363
	Aviva plc
215	0.61%, 06/19/2017 Δ	194
	AXA Financial, Inc.
6,400	7.00%, 04/01/2028	6,316
	Bank of America Corp.
200	7.38%, 05/15/2014	225
	Barclays Bank plc
155	5.00%, 09/22/2016	159
140	6.75%, 05/22/2019	155
	Berkshire Hathaway Finance Corp.
5,500	4.85%, 01/15/2015	5,912
	Brandywine Operating Partnership
6,235	6.00%, 04/01/2016	6,091
	Capital One Bank
3,750	6.50%, 06/13/2013	4,099
	Capital One Capital IV
1,625	6.75%, 02/17/2037	1,402
	CDP Financial, Inc.
3,475	4.40%, 11/25/2019 ■	3,405
	Cincinnati Financial Corp.
10,000	6.92%, 05/15/2028	9,766
	Citibank NA
26,000	1.88%, 06/04/2012	26,314
	Citigroup, Inc.
8,800	6.00%, 10/31/2033	7,716
520	8.13%, 07/15/2039	600
	Credit Suisse New York
150	5.00%, 05/15/2013	161
	DBS Bank Ltd.
250	0.47%, 05/16/2017 ■Δ	238
	Discover Financial Services, Inc.
7,220	6.45%, 06/12/2017	7,113
	Eaton Vance Corp.
3,305	6.50%, 10/02/2017	3,559
	Everest Reinsurance Holdings, Inc.
4,525	5.40%, 10/15/2014	4,661
	General Electric Capital Corp.
3,750	2.80%, 01/08/2013	3,795
125	3.75%, 11/14/2014	127
150	5.50%, 01/08/2020	153
85	5.63%, 05/01/2018	89
125	5.90%, 05/13/2014	138
	Goldman Sachs Group, Inc.
20,000	1.63%, 07/15/2011	20,225
6,000	5.63%, 01/15/2017	6,148
5,500	6.00%, 05/01/2014	6,022
300	6.15%, 04/01/2018	318
	Health Care Properties
6,530	6.00%, 01/30/2017	6,504
	HSBC Finance Corp.
12,500	5.50%, 01/19/2016	13,131
	HSBC Holdings plc
240	0.45%, 10/06/2016 Δ	234
	Jackson National Life Insurance Co.
6,250	8.15%, 03/15/2027 ■	6,297
	John Deere Capital Corp.
2,390	2.95%, 03/09/2015	2,389
2,175	4.88%, 10/15/2010	2,226
	JP Morgan Chase & Co.
3,500	3.70%, 01/20/2015	3,522
10,375	5.13%, 09/15/2014	10,960
80	6.30%, 04/23/2019	88
	Kimco Realty Corp.
7,880	5.78%, 03/15/2016	8,129
	Kreditanstalt fuer Wiederaufbau
695	4.00%, 01/27/2020	693
	Liberty Mutual Group, Inc.
8,750	5.75%, 03/15/2014 ■	9,159
	Liberty Property L.P.
1,725	6.63%, 10/01/2017	1,745
	Merrill Lynch & Co., Inc.
11,000	5.00%, 02/03/2014	11,218
1,000	6.40%, 08/28/2017	1,054
6,000	6.88%, 04/25/2018	6,466
	Morgan Stanley
13,000	5.38%, 10/15/2015	13,502
250	5.63%, 09/23/2019	249
100	6.63%, 04/01/2018	107
	National City Corp.
4,250	6.88%, 05/15/2019	4,722

3

Hartford Advisers HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 12.4% - (continued)
	Finance and Insurance - 7.3% - (continued)
	New England Mutual Life Insurance Co.
$6,000	7.88%, 02/15/2024 ■	$6,341
	Nomura Holdings, Inc.
1,420	5.00%, 03/04/2015	1,452
	Nordea Bank Ab
150	0.45%, 06/09/2016 Δ	146
1,790	3.70%, 11/13/2014 ■	1,804
	Paccar Financial Corp.
1,460	1.95%, 12/17/2012	1,457
	PNC Funding Corp.
105	5.13%, 02/08/2020	106
135	5.40%, 06/10/2014	145
	Principal Life Income Funding
160	0.41%, 11/15/2010 Δ	160
	Prologis Trust
6,500	5.63%, 11/15/2016	6,288
	Prudential Financial, Inc.
8,000	5.50%, 03/15/2016	8,286
	Rabobank Nederland N.V. NY
3,900	3.20%, 03/11/2015 ■	3,867
	Realty Income Corp.
4,830	6.75%, 08/15/2019	5,040
	Republic New York Capital I
500	7.75%, 11/15/2006	488
	Royal Bank of Scotland plc
2,600	4.88%, 03/16/2015	2,599
	Simon Property Group L.P.
9,065	6.10%, 05/01/2016	9,543
	Societe Financement de l'Economie
	Francaise
1,025	2.13%, 01/30/2012 ■	1,041
760	3.38%, 05/05/2014 ■	789
	Sovereign Bancorp, Inc.
4,795	8.75%, 05/30/2018	5,377
	Sovereign Capital Trust IV
7,250	7.91%, 06/13/2036	6,620
	Standard Chartered Bank
160	6.40%, 09/26/2017 ■	169
	Svenska Handelsbanken AB
2,900	4.88%, 06/10/2014 ■	3,053
	Temasek Financial I Ltd.
320	4.50%, 09/21/2015 ■	337
	UBS AG Stamford
235	5.88%, 12/20/2017	243
	UnitedHealth Group, Inc.
1,891	5.50%, 11/15/2012	2,045
	Wachovia Corp.
10,000	5.25%, 08/01/2014	10,504
	WEA Finance LLC
5,000	7.13%, 04/15/2018 ■	5,409
		320,033
	Food Manufacturing - 0.1%
	Kellogg Co.
430	4.25%, 03/06/2013	454
325	5.13%, 12/03/2012	352
	Kraft Foods, Inc.
3,800	4.13%, 02/09/2016	3,850
285	5.38%, 02/10/2020	290
		4,946
	Foreign Governments - 0.0%
	Hungary (Republic of)
1,635	6.25%, 01/29/2020	1,739
	Kommunalbanken AS
350	3.38%, 11/15/2011	363
		2,102
	Health Care and Social Assistance - 0.5%
	CVS Caremark Corp.
190	5.75%, 06/01/2017	205
	CVS Corp.
7,725	6.13%, 08/15/2016	8,518
	Express Scripts, Inc.
1,020	6.25%, 06/15/2014	1,130
	Merck & Co., Inc.
2,100	4.00%, 06/30/2015	2,199
	Schering-Plough Corp.
9,000	5.30%, 12/01/2013	9,998
		22,050
	Information - 0.9%
	AT&T, Inc.
105	5.50%, 02/01/2018	112
2,510	6.80%, 05/15/2036	2,654
	BellSouth Telecommunications
650	7.00%, 12/01/2095	648
	Cellco Partnership - Verizon Wireless Capital
395	5.55%, 02/01/2014	432
	Cingular Wireless Services, Inc.
475	7.88%, 03/01/2011	505
	Deutsche Telekom International Finance
	B.V.
100	6.00%, 07/08/2019	107
	Fiserv, Inc.
6,400	6.13%, 11/20/2012	6,965
	France Telecom S.A.
1,300	4.38%, 07/08/2014	1,370
175	5.38%, 07/08/2019	185
	Intuit, Inc.
7,900	5.40%, 03/15/2012	8,379
	Oracle Corp.
2,850	6.13%, 07/08/2039	3,034
	Telecom Italia Capital
2,900	7.00%, 06/04/2018	3,136
	Telemar Norte Leste S.A.
205	9.50%, 04/23/2019 ■	244
	Time Warner Cable, Inc.
4,870	5.85%, 05/01/2017	5,215
125	7.50%, 04/01/2014	144
	Verizon Communications, Inc.
240	4.35%, 02/15/2013	254
5,000	5.35%, 02/15/2011	5,202
	Verizon Global Funding Corp.
500	7.25%, 12/01/2010	522

4

Hartford Advisers HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 12.4% - (continued)
	Information - 0.9% - (continued)
	Verizon New England, Inc.
$375	6.50%, 09/15/2011	$399
		39,507
	Machinery Manufacturing - 0.2%
	Xerox Corp.
6,000	8.25%, 05/15/2014	6,967

	Mining - 0.0%
	Anglo American Capital plc
125	9.38%, 04/08/2014 ■	150

	Miscellaneous Manufacturing - 0.0%
	Hutchison Whampoa International Ltd.
215	7.63%, 04/09/2019 ■	251

	Motor Vehicle & Parts Manufacturing - 0.2%
	DaimlerChrysler NA Holdings Corp.
9,550	6.50%, 11/15/2013	10,588

	Petroleum and Coal Products Manufacturing - 0.5%
	Atmos Energy Corp.
5,875	6.35%, 06/15/2017	6,318
	EnCana Corp.
305	5.90%, 12/01/2017	330
	Hess Corp.
140	8.13%, 02/15/2019	170
	Marathon Oil Corp.
165	7.50%, 02/15/2019	194
	Motiva Enterprises LLC
420	5.75%, 01/15/2020 ■	440
	Petrobras International Finance Co.
180	7.88%, 03/15/2019	211
	Ras Laffan Liquefied Natural Gas Co., Ltd.
1,200	5.50%, 09/30/2014 ■	1,288
	Shell International Finance B.V.
6,400	4.38%, 03/25/2020	6,345
	Weatherford International Ltd.
5,500	5.95%, 06/15/2012	5,940
		21,236
	Pipeline Transportation - 0.1%
	Kinder Morgan Energy Partners L.P.
5,000	6.95%, 01/15/2038	5,416

	Real Estate and Rental and Leasing - 0.2%
	COX Communications, Inc.
440	4.63%, 06/01/2013	465
9,000	5.45%, 12/15/2014	9,729
		10,194
	Retail Trade - 0.1%
	Staples, Inc.
2,525	9.75%, 01/15/2014	3,061

	Soap, Cleaning Compound and Toilet Manufacturing -0.3%
	Procter & Gamble Co.
10,929	9.36%, 01/01/2021	13,816

	Utilities - 0.9%
	Consolidated Edison Co. of NY
4,605	5.30%, 12/01/2016	5,005
	E.On International Finance
250	5.80%, 04/30/2018 ■	270
	Enel Finance International S.A.
300	3.88%, 10/07/2014 ■	304
4,045	6.80%, 09/15/2037 ■	4,260
	Indianapolis Power and Light
8,000	6.60%, 06/01/2037 ■	8,398
	MidAmerican Energy Co.
6,000	5.65%, 07/15/2012	6,481
	Niagara Mohawk Power Corp.
2,510	3.55%, 10/01/2014 ■	2,520
	Southern California Edison Co.
8,000	5.55%, 01/15/2037	7,871
	Taqa Abu Dhabi National Energy Co.
2,965	5.88%, 10/27/2016 ■	3,017
	Wisconsin Electirc Power Co.
1,960	4.25%, 12/15/2019	1,917
		40,043
	Total corporate bonds: investment grade
	(cost $524,295)	$545,022

CORPORATE BONDS: NON-INVESTMENT GRADE - 0.6%
	Finance and Insurance - 0.6%
	International Lease Finance Corp.
$6,350	5.63%, 09/15/2010	$6,395
	Postal Square L.P.
15,604	8.95%, 06/15/2022	19,658
	Southern Capital Corp.
72	5.70%, 06/30/2022 ■	47
		26,100
	Total corporate bonds: non-investment grade
	(cost $23,961)	$26,100

MUNICIPAL BONDS - 0.8%
	General Obligations - 0.3%
	Chicago Metropolitan Water Reclamation
	Dist Taxable,
$685	5.72%, 12/01/2038	$701
	Los Angeles USD,
4,300	5.75%, 07/01/2034	3,934
	Oregon School Boards Association, Taxable
	Pension,
10,000	4.76%, 06/30/2028	8,608
		13,243
	Higher Education (Univ., Dorms, etc.) - 0.1%
	Curators University, MO, Taxable System
	Facs Rev,
2,170	5.96%, 11/01/2039	2,235
	Massachusetts School Building Auth,
2,500	5.72%, 08/15/2039	2,499
	University of California,
1,960	5.77%, 05/15/2043	1,894
		6,628

5

Hartford Advisers HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 0.8% - (continued)
	Housing (HFA'S, etc.) - 0.0%
	University of California,
$1,935	6.58%, 05/15/2049	$1,967

	Tax Allocation - 0.1%
	Dallas, TX, Area Rapid Transit Taxable
	Sales Tax Rev,
2,200	6.00%, 12/01/2044	2,310

	Transportation - 0.3%
	Bay Area Toll Auth,
3,100	6.26%, 04/01/2049	3,098
	Illinois State Toll Highway Auth, Taxable
	Rev,
1,875	6.18%, 01/01/2034	1,914
	Maryland State Transit Auth,
1,350	5.89%, 07/01/2043	1,386
	New York and New Jersey PA,
975	5.86%, 12/01/2024	1,001
570	6.04%, 12/01/2029	583
	North Texas Tollway Auth Rev Taxable,
3,400	6.72%, 01/01/2049	3,566
		11,548
	Total municipal bonds
	(cost $37,131)	$35,696

U.S. GOVERNMENT AGENCIES - 0.9%
	Federal Home Loan Mortgage Corporation - 0.1%
$1,397	0.58%, 11/15/2036 Δ	$1,396
225	2.92%, 04/01/2029 Δ	229
186	5.50%, 08/01/2019 - 12/01/2020	201
		1,826
	Federal National Mortgage Association - 0.4%
300	0.65%, 06/25/2036 Δ	299
525	2.75%, 02/05/2014	535
914	4.78%, 02/01/2014 Δ	971
1,459	4.97%, 12/01/2013 Δ	1,569
392	5.00%, 02/01/2019 - 04/01/2019	418
14,368	5.50%, 02/01/2012 - 10/01/2036	15,325
149	6.50%, 11/01/2013 - 04/15/2038 ☼	161
4	7.00%, 02/01/2029	4
		19,282
	Government National Mortgage Association - 0.4%
5,872	6.00%, 06/15/2024 - 06/15/2035	6,364
1,983	6.50%, 03/15/2026 - 02/15/2035	2,185
7,461	7.00%, 11/15/2031 - 11/15/2033	8,345
348	7.50%, 09/16/2035	390
1,238	8.00%, 09/15/2026 - 02/15/2031 ╦	1,426
84	9.00%, 06/20/2016 - 06/15/2022	95
		18,805
	Total U.S. government agencies
	(cost $37,981)	$39,913

U.S. GOVERNMENT SECURITIES - 13.8%
	Other Direct Federal Obligations - 3.1%
	Federal Financing Corporation - 0.3%
6,500	5.24%, 12/06/2013	5,854
11,117	5.25%, 12/27/2013	9,979
		15,833
	Tennessee Valley Authority - 2.8%
64,300	4.38%, 06/15/2015	68,391
50,000	6.00%, 03/15/2013	56,099
		124,490
		140,323
	U.S. Treasury Securities - 10.7%
	U.S. Treasury Bonds - 2.7%
5,000	4.25%, 05/15/2039	4,633
30,725	4.38%, 11/15/2039	29,054
22,000	4.38%, 02/15/2038	20,921
1,100	4.50%, 05/15/2038	1,067
100	5.38%, 02/15/2031	110
18,000	6.00%, 02/15/2026	21,229
33,650	6.25%, 08/15/2023	40,438
		117,452
	U.S. Treasury Notes - 8.0%
166,500	1.00%, 07/31/2011 - 09/30/2011	167,302
30,000	1.38%, 05/15/2012	30,185
42,000	2.38%, 08/31/2010	42,372
23,000	2.75%, 02/15/2019	21,349
75	3.13%, 04/30/2013	78
35,000	3.88%, 02/15/2013 - 05/15/2018	36,302
30,135	4.13%, 08/15/2010	30,576
13,000	4.25%, 08/15/2013	14,069
9,950	4.75%, 05/31/2012 ‡	10,725
		352,958
		470,410
	Total U.S. government securities
	(cost $598,028)	$610,733

	Total long-term investments
	(cost $3,714,685)	$4,184,860

SHORT-TERM INVESTMENTS - 4.9%
	Repurchase Agreements - 4.8%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $15,493,
	collateralized by FHLMC 6.00%, 2037,
	FNMA 5.00%, 2035, value of $15,803)
$15,493	0.02%, 3/31/2010	$15,493
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $114,329,
	collateralized by FNMA 4.00% - 7.50%,
	2024 - 2039, value of $116,615)
114,329	0.03%, 3/31/2010	114,329
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 04/01/2010 in the
	amount of $12,719, collateralized by
	FNMA 4.50%, 2040, value of $12,974)
12,719	0.01%, 3/31/2010	12,719

6

Hartford Advisers HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 4.9% - (continued)
	Repurchase Agreements - 4.8% - (continued)
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $43,359,
	collateralized by FHLMC 4.00% - 6.00%,
	2018 - 2040, FNMA 4.00% - 6.50%, 2018
	- 2040, value of $44,408)
$43,359	0.02%, 3/31/2010		$43,359
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2010 in the amount of
	$106, collateralized by U.S. Treasury Note
	1.75%, 2014, value of $109)
106	0.01%, 3/31/2010		106
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $26,270,
	collateralized by FNMA 3.50% - 7.00%,
	2019 - 2040, value of $26,795)
26,270	0.01%, 3/31/2010		26,270
			212,276
	U.S. Treasury Bills - 0.1%
3,700	0.17%, 7/15/2010○		3,698

	Total short-term investments
	(cost $215,974)		$215,974

	Total investments
	(cost $3,930,659) ▲	99.8%	$4,400,834
	Other assets and liabilities	0.2%	6,778
	Total net assets	100.0%	$4,407,612

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.8% of total net assets at March 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $4,022,053 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$525,070
Unrealized Depreciation	(146,289)
Net Unrealized Appreciation	$378,781

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the  supervision of the Fund's Board of Directors at March 31, 2010, was $25,847, which represents 0.59% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these  securities at March 31, 2010, was $70,677, which represents 1.60% of total net assets.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swaps.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	The cost of securities purchased on a when-issued or delayed delivery basis at March 31, 2010 was $748.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
06/2007	11,241	Buck Holdings L.P.	$10,665
04/2008	524	Washington Mutual, Inc. Private
		Placement Warrants	–

The aggregate value of these securities at March 31, 2010 was $25,810 which represents 0.59% of total net assets.

PA      –    Port Authority
USD   –    United School District

7

Hartford Advisers HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Forward Foreign Currency Contracts Outstanding at March 31, 2010

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Australian Dollar (Buy)	$3,100	$3,081	06/16/10	$19
Australian Dollar (Sell)	4,096	4,036	06/16/10	(60)
Australian Dollar (Buy)	997	997	06/16/10	–
British Pound (Buy)	2,991	2,975	06/16/10	16
British Pound (Buy)	1,008	997	06/18/10	11
British Pound (Sell)	2,990	2,963	06/16/10	(27)
British Pound (Sell)	1,009	1,001	06/18/10	(8)
Canadian Dollar (Buy)	2,081	2,073	06/16/10	8
Canadian Dollar (Buy)	411	409	06/17/10	2
Canadian Dollar (Sell)	2,081	2,059	06/16/10	(22)
Canadian Dollar (Sell)	411	409	06/17/10	(2)
Czech Koruna (Sell)	21	21	06/16/10	–
Czech Koruna (Buy)	21	21	06/16/10	–
Danish Krone (Sell)	267	271	06/16/10	4
Danish Krone (Buy)	267	268	06/16/10	(1)
Euro (Buy)	18,996	19,063	06/16/10	(67)
Euro (Buy)	1,248	1,249	06/18/10	(1)
Euro (Sell)	18,996	19,242	06/16/10	246
Euro (Sell)	1,248	1,263	06/18/10	15
Hungarian Forint (Buy)	124	125	06/16/10	(1)
Hungarian Forint (Sell)	201	200	06/16/10	(1)
Hungarian Forint (Buy)	76	76	06/16/10	–
Japanese Yen (Buy)	983	1,017	06/10/10	(34)
Japanese Yen (Buy)	12,301	12,718	06/16/10	(417)
Japanese Yen (Sell)	983	1,017	06/10/10	34
Japanese Yen (Sell)	12,301	12,705	06/16/10	404
Malaysian Ringgit (Buy)	90	89	06/16/10	1
Malaysian Ringgit (Sell)	90	89	06/16/10	(1)
Mexican New Peso (Buy)	175	172	06/16/10	3
Mexican New Peso (Sell)	174	170	06/16/10	(4)
New Zealand Dollar (Sell)	687	671	06/16/10	(16)
New Zealand Dollar (Buy)	687	671	06/16/10	16
Norwegian Krone (Sell)	142	142	06/16/10	–
Norwegian Krone (Buy)	64	64	06/16/10	–
Norwegian Krone (Buy)	77	77	06/16/10	–
Polish Zloty (Buy)	372	373	06/16/10	(1)
Polish Zloty (Buy)	218	217	06/16/10	1
Polish Zloty (Sell)	590	594	06/16/10	4
Singapore Dollar (Buy)	1,821	1,817	06/16/10	4
Singapore Dollar (Sell)	1,821	1,819	06/16/10	(2)
South African Rand (Sell)	190	184	06/17/10	(6)
South African Rand (Buy)	190	188	06/17/10	2
Swedish Krona (Buy)	300	301	06/16/10	(1)
Swedish Krona (Sell)	300	303	06/16/10	3
Swiss Franc (Buy)	165	162	06/16/10	3
Swiss Franc (Sell)	165	162	06/16/10	(3)
				$121

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

8

Hartford Advisers HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Credit Default Swap Agreements Outstanding at March 31, 2010
Unrealized
		Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
Goldman Sachs	CDX North American Investment Grade Index
International		Buy	1.00%	12/20/14	$42,000	$176

Investment Valuation Hierarchy Level Summary
March 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$41,756	$–	$41,749	$7
Common Stocks ‡	2,885,640	2,771,111	88,682	25,847
Corporate Bonds: Investment Grade	545,022	–	537,716	7,306
Corporate Bonds: Non-Investment Grade	26,100	–	26,053	47
Municipal Bonds	35,696	–	35,696	–
U.S. Government Agencies	39,913	–	39,913	–
U.S. Government Securities	610,733	–	610,733	–
Warrants	–	–	–	–
Short-Term Investments	215,974	–	215,974	–
Total	$4,400,834	$2,771,111	$1,596,516	$33,207
Credit Default Swaps *	176	–	176	–
Forward Foreign Currency Contracts *	796	–	796	–
Total	$972	$–	$972	$–
Liabilities:
Forward Foreign Currency Contracts *	675	–	675	–
Total	$675	$–	$675	$–

♦	For the period ended March 31, 2010, there were no significant transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31,	Realized Gain	Change in Unrealized Appreciation				Transfers Into	Transfers Out of	Balance as of March 31,
	2009	(Loss)	(Depreciation)		Purchases	Sales	Level 3	Level 3	2010
Assets:
Asset & Commercial Mortgage
Backed Securities	$—	$—	$(1	)*	$8	$—	$—	$—	$7
Common Stock	23,561	(33,235)	36,204	†	—	(683)	—	—	25,847
Corporate Bonds	7,244	—	144	‡	72	(107)	—	—	7,353
Warrants	—	—	—	§	—	—	—	—	—
Total	$30,805	$(33,235)	$36,347		$80	$(790)	$—	$—	$33,207

*	Change in unrealized gains or losses in the current period relating to assets still held at March 31, 2010 was $(1).

†	Change in unrealized gains or losses in the current period relating to assets still held at March 31, 2010 was $36,204.

‡	Change in unrealized gains or losses in the current period relating to assets still held at March 31, 2010 was $144.

§	Change in unrealized gains or losses in the current period relating to assets still held at March 31, 2010 was $—.

9

American Funds Asset Allocation HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,286	American Funds Insurance Series - Asset
	Allocation Fund Class 1		$50,244

	Total investment companies
	(cost $44,522)		$50,244

	Total investments
	(cost $44,522) ▲	100.0%	$50,244
	Other assets and liabilities	–%	(9)
	Total net assets	100.0%	$50,235

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $45,730 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$5,722
Unrealized Depreciation	(1,208)
Net Unrealized Appreciation	$4,514

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2010, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$50,244
Total	$50,244

American Funds Blue Chip Income and Growth HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,388	American Funds Insurance Series - Blue
	Chip Income and Growth Fund Class 1		$29,683

	Total investment companies
	(cost $24,395)		$29,683

	Total investments
	(cost $24,395) ▲	100.0%	$29,683
	Other assets and liabilities	–%	(6)
	Total net assets	100.0%	$29,677

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $25,134 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$5,288
Unrealized Depreciation	(739)
Net Unrealized Appreciation	$4,549

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2010, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$29,683
Total	$29,683

1

American Funds Bond HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
18,794	American Funds Insurance Series - Bond
	Fund Class 1		$198,089

	Total investment companies
	(cost $190,150)		$198,089

	Total investments
	(cost $190,150) ▲	100.0%	$198,089
	Other assets and liabilities	–%	(28)
	Total net assets	100.0%	$198,061

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $190,724 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$7,940
Unrealized Depreciation	(575)
Net Unrealized Appreciation	$7,365

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2010, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$198,089
Total	$198,089

American Funds Global Bond HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,315	American Funds Insurance Series - Global
	Bond Fund Class 1		$38,751

	Total investment companies
	(cost $35,911)		$38,751

	Total investments
	(cost $35,911) ▲	100.0%	$38,751
	Other assets and liabilities	–%	(7)
	Total net assets	100.0%	$38,744

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $36,348 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,839
Unrealized Depreciation	(436)
Net Unrealized Appreciation	$2,403

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2010, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$38,751
Total	$38,751

2

American Funds Global Growth and Income HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
9,655	American Funds Insurance Series - Global
	Growth and Income Fund Class 1		$89,796

	Total investment companies
	(cost $76,799)		$89,796

	Total investments
	(cost $76,799) ▲	100.0%	$89,796
	Other assets and liabilities	–%	(14)
	Total net assets	100.0%	$89,782

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $77,752 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$12,997
Unrealized Depreciation	(953)
Net Unrealized Appreciation	$12,044

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2010, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$89,796
Total	$89,796

American Funds Global Growth HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
1,596	American Funds Insurance Series - Global
	Growth Fund Class 1		$31,974

	Total investment companies
	(cost $27,193)		$31,974

	Total investments
	(cost $27,193) ▲	100.0%	$31,974
	Other assets and liabilities	–%	(7)
	Total net assets	100.0%	$31,967

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $28,342 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,781
Unrealized Depreciation	(1,149)
Net Unrealized Appreciation	$3,632

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2010, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$31,974
Total	$31,974

3

American Funds Global Small Capitalization HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,446	American Funds Insurance Series - Global
	Small Capitalization Fund Class 1		$65,854

	Total investment companies
	(cost $48,409)		$65,854

	Total investments
	(cost $48,409) ▲	100.0%	$65,854
	Other assets and liabilities	–%	(10)
	Total net assets	100.0%	$65,844

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $50,479 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$17,445
Unrealized Depreciation	(2,070)
Net Unrealized Appreciation	$15,375

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2010, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$65,854
Total	$65,854

American Funds Growth HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
6,542	American Funds Insurance Series - Growth
	Fund Class 1		$320,577

	Total investment companies
	(cost $267,915)		$320,577

	Total investments
	(cost $267,915) ▲	100.0%	$320,577
	Other assets and liabilities	–%	(47)
	Total net assets	100.0%	$320,530

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $271,584 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$52,662
Unrealized Depreciation	(3,669)
Net Unrealized Appreciation	$48,993

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2010, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$320,577
Total	$320,577

4

American Funds Growth-Income HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
5,418	American Funds Insurance Series -
	Growth-Income Fund Class 1		$177,175

	Total investment companies
	(cost $153,063)		$177,175

	Total investments
	(cost $153,063) ▲	100.0%	$177,175
	Other assets and liabilities	–%	(27)
	Total net assets	100.0%	$177,148

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $153,767 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$24,111
Unrealized Depreciation	(703)
Net Unrealized Appreciation	$23,408

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2010, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$177,175
Total	$177,175

American Funds International HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
12,245	American Funds Insurance Series -
	International Fund Class 1		$210,006

	Total investment companies
	(cost $178,432)		$210,006

	Total investments
	(cost $178,432) ▲	100.0%	$210,006
	Other assets and liabilities	–%	(31)
	Total net assets	100.0%	$209,975

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $182,378 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$31,574
Unrealized Depreciation	(3,946)
Net Unrealized Appreciation	$27,628

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2010, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$210,006
Total	$210,006

5

American Funds New World HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
2,992	American Funds Insurance Series - New
	World Fund Class 1		$61,967

	Total investment companies
	(cost $50,337)		$61,967

	Total investments
	(cost $50,337) ▲	100.0%	$61,967
	Other assets and liabilities	–%	(10)
	Total net assets	100.0%	$61,957

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $52,092 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$11,631
Unrealized Depreciation	(1,756)
Net Unrealized Appreciation	$9,875

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2010, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$61,967
Total	$61,967

6

Hartford Capital Appreciation HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.9%
	Automobiles & Components - 4.8%
2,591	ArvinMeritor, Inc. ●	$34,586
185	Daimler AG	8,691
565	Dana Holding Corp. ●	6,709
21,992	Ford Motor Co. ●	276,436
243	Gentex Corp.	4,709
243	Harley-Davidson, Inc.	6,815
999	Johnson Controls, Inc.	32,954
3,586	Modine Manufacturing Co. ●	40,307
105	Porsche Automobil Holding SE	6,400
678	Tenneco Automotive, Inc. ●	16,042
2,299	TRW Automotive Holdings Corp. ●	65,696
520	Volkswagen AG Rights	323
		499,668
	Banks - 5.3%
3,650	China Merchants Bank Co., Ltd.	9,854
492	Itau Unibanco Banco Multiplo S.A. ADR	10,809
19,217	Mitsubishi UFJ Financial Group, Inc.	100,729
212	PNC Financial Services Group, Inc.	12,668
2,008	Standard Chartered plc	54,737
405	Sumitomo Mitsui Financial Group, Inc.	13,414
531	Susquehanna Bancshares, Inc.	5,209
15,317	Turkiye Garanti Bankasi A.S.	71,804
469	Washington Mutual, Inc. Private
	Placement ●†	73
8,734	Wells Fargo & Co.	271,798
		551,095
	Capital Goods - 6.9%
363	ABB Ltd. ADR	7,926
305	AMETEK, Inc.	12,625
918	Atlas Copco Ab	14,225
440	Barnes Group, Inc.	8,552
223	BE Aerospace, Inc. ●	6,801
227	Boeing Co.	16,483
341	Caterpillar, Inc.	21,421
148	Cummins, Inc.	9,139
203	Dover Corp.	9,468
138	Emerson Electric Co.	6,962
11	First Solar, Inc. ●	1,399
153	Flowserve Corp.	16,827
381	General Dynamics Corp.	29,392
9,980	General Electric Co.	181,642
2,640	Hansen Transmissions ●	3,627
621	Honeywell International, Inc.	28,118
347	Illinois Tool Works, Inc.	16,444
1,036	Ingersoll-Rand plc	36,143
1,933	Itochu Corp.	16,966
96	Joy Global, Inc.	5,418
296	Lockheed Martin Corp.	24,602
1,147	Masco Corp.	17,794
378	Mitsui & Co., Ltd.	6,361
190	Moog, Inc. Class A ●	6,723
216	Navistar International Corp. ●	9,639
272	Owens Corning, Inc. ●	6,917
216	Parker-Hannifin Corp.	13,958
285	Pentair, Inc.	10,159
177	Precision Castparts Corp.	22,472
1,957	Raytheon Co.	111,783
61	Regal-Beloit Corp.	3,625
85	Rockwell Collins, Inc.	5,314
94	Schneider Electric S.A.	10,946
263	Terex Corp. ●	5,978
13	Vestas Wind Systems A/S ●	701
102	WESCO International, Inc. ●	3,527
		710,077
	Commercial & Professional Services - 0.1%
421	Herman Miller, Inc.	7,594
1,145	Steelcase, Inc.	7,410
		15,004
	Consumer Durables & Apparel - 2.0%
447	Brunswick Corp.	7,142
259	CIE Financiere Richemont S.A.	10,050
448	Coach, Inc.	17,713
230	Hanesbrands, Inc. ●	6,390
489	Harman International Industries, Inc.	22,856
516	MRV Engenharia e Participacoes S.A.	3,625
327	Nikon Corp.	7,153
49	NVR, Inc. ●	35,579
787	Panasonic Corp.	12,061
3,009	Pulte Group, Inc. ●	33,851
10,130	Skyworth Digital Holdings Ltd.	11,801
614	Stanley Black & Decker, Inc.	35,270
141	Tempur-Pedic International, Inc. ●	4,246
319	Toll Brothers, Inc. ●	6,625
		214,362
	Consumer Services - 1.2%
540	Apollo Group, Inc. Class A ●	33,104
114	Bally Technologies, Inc. ●	4,631
1,066	Educomp Solutions Ltd.	17,747
82	ITT Educational Services, Inc. ●	9,232
1,162	Las Vegas Sands Corp. ●	24,582
54	McDonald's Corp.	3,579
1,419	MGM Mirage, Inc. ●	17,029
347	Starbucks Corp. ●	8,426
1,536	Thomas Cook Group plc	6,291
		124,621
	Diversified Financials - 5.2%
1,061	Ameriprise Financial, Inc.	48,141
6,257	Bank of America Corp.	111,690
161	Bank of New York Mellon Corp.	4,959
1,070	GAM Holding Ltd.	13,127
1,237	Goldman Sachs Group, Inc.	211,072
282	Invesco Ltd.	6,183
315	JP Morgan Chase & Co.	14,087
171	Morgan Stanley	5,009
452	Oaktree Capital ■●	15,594
30	Solar Capital Ltd. ⌂	572
85	State Street Corp.	3,819
555	TD Ameritrade Holding Corp. ●	10,576
3,649	UBS AG	59,359
1,915	UBS AG ADR	31,169
		535,357
	Energy - 5.9%
2	Anadarko Petroleum Corp.	131
359	Apache Corp.	36,418
961	Baker Hughes, Inc.	45,002
1,888	BG Group plc	32,696

1

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.9% - (continued)
	Energy - 5.9% - (continued)
2,922	Cameco Corp.	$80,099
213	Canadian Natural Resources Ltd. ADR	15,756
229	Chesapeake Energy Corp.	5,402
294	Chevron Corp.	22,275
350	Cobalt International Energy ●	4,760
1,169	Consol Energy, Inc.	49,869
792	Dresser-Rand Group, Inc. ●	24,897
462	Exxon Mobil Corp.	30,916
261	Halliburton Co.	7,870
185	Hess Corp.	11,590
1,201	Karoon Gas Australia Ltd. ●	9,234
615	Massey Energy Co.	32,137
119	National Oilwell Varco, Inc.	4,813
138	Newfield Exploration Co. ●	7,204
615	Noble Energy, Inc.	44,859
532	OAO Gazprom Class S ADR	12,419
72	Occidental Petroleum Corp.	6,055
156	Oceaneering International, Inc. ●	9,931
1,000	OMV AG	37,493
156	Overseas Shipholding Group, Inc.	6,113
98	Peabody Energy Corp.	4,469
37	PetroChina Co., Ltd. ADR	4,349
291	SBM Offshore N.V.	5,814
70	Smith International, Inc.	2,984
252	Total S.A. ADR	14,633
424	Tsakos Energy Navigation Ltd.	6,254
808	Valero Energy Corp.	15,920
679	Weatherford International Ltd. ●	10,770
105	Whiting Petroleum Corp. ●	8,504
		611,636
	Food & Staples Retailing - 2.1%
3,099	CVS/Caremark Corp.	113,303
24,070	Olam International Ltd.	44,477
363	Sysco Corp.	10,708
784	Wal-Mart Stores, Inc.	43,568
		212,056
	Food, Beverage & Tobacco - 2.1%
291	Archer Daniels Midland Co.	8,418
94	BRF Brasil Foods S.A. ADR	5,154
79	Green Mountain Coffee Roasters ●	7,639
201	Groupe Danone	12,088
551	Imperial Tobacco Group plc	16,818
2	Japan Tobacco, Inc.	6,467
4,161	Kraft Foods, Inc.	125,837
672	PepsiCo, Inc.	44,486
		226,907
	Health Care Equipment & Services - 6.0%
162	Aetna, Inc.	5,702
71	Bard (C.R.), Inc.	6,192
20	Beckman Coulter, Inc.	1,284
9,057	Boston Scientific Corp. ●	65,390
651	Cardinal Health, Inc.	23,469
127	CIGNA Corp.	4,656
1,141	Covidien plc	57,377
43	Edwards Lifesciences Corp. ●	4,275
577	Hologic, Inc. ●	10,702
88	Hospira, Inc. ●	5,011
15	Intuitive Surgical, Inc. ●	5,374
94	Laboratory Corp. of America Holdings ●	7,107
2,073	McKesson Corp.	136,224
2,053	Medtronic, Inc.	92,459
396	St. Jude Medical, Inc. ●	16,252
90	SXC Health Solutions Corp. ●	6,062
4,599	UnitedHealth Group, Inc.	150,248
162	Wellpoint, Inc. ●	10,442
		608,226
	Household & Personal Products - 0.3%
130	Energizer Holdings, Inc. ●	8,140
416	Procter & Gamble Co.	26,327
		34,467
	Insurance - 5.6%
4,916	ACE Ltd.	257,083
558	Assured Guaranty Ltd.	12,268
2,439	China Life Insurance Co., Ltd.	11,688
430	Chubb Corp.	22,292
163	Everest Re Group Ltd.	13,167
620	Fidelity National Financial, Inc.	9,184
163	First American Financial Corp.	5,513
3,361	Genworth Financial, Inc. ●	61,648
520	Lincoln National Corp.	15,963
3,064	Marsh & McLennan Cos., Inc.	74,824
286	MetLife, Inc.	12,391
260	Platinum Underwriters Holdings Ltd.	9,645
30	Primerica Inc. ●	446
687	Principal Financial Group, Inc.	20,055
334	Reinsurance Group of America, Inc.	17,557
270	T&D Holdings, Inc.	6,403
811	Unum Group	20,081
12	White Mountains Insurance Group Ltd.	4,261
		574,469
	Materials - 6.2%
235	A. Schulman, Inc.	5,753
591	African Barrick Gold Ltd. ●	5,230
81	Allegheny Technologies, Inc.	4,346
1,377	AngloGold Ltd. ADR	52,265
1,521	Barrick Gold Corp.	58,331
1,162	BHP Billiton plc	39,704
70	Cliff's Natural Resources, Inc.	4,959
479	CRH plc	11,973
3,970	Dow Chemical Co.	117,384
117	Freeport-McMoRan Copper & Gold, Inc.	9,774
98	HeidelbergCement AG	5,482
10,872	Huabao International Holdings Ltd.	13,052
412	Impala Platinum Holdings Ltd.	12,089
168	Martin Marietta Materials, Inc.	13,995
145	Methanex Corp.	3,513
392	Mosaic Co.	23,822
400	Newmont Mining Corp.	20,372
255	Nucor Corp.	11,574
334	Owens-Illinois, Inc. ●	11,870
104	Potash Corp. of Saskatchewan, Inc. ADR	12,395
6,180	Rexam plc	27,469
212	Rio Tinto plc	12,546
76	Rio Tinto plc ADR	17,991
1,931	Sino Forest Corp. Class A ●	37,833
109	Southern Copper Corp.	3,451

2

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.9% - (continued)
	Materials - 6.2% - (continued)
237	Teck Cominco Ltd. Class B ●	$10,304
654	Titanium Metals Corp. ●	10,853
938	Vedanta Resources plc	39,507
260	Vulcan Materials Co.	12,292
1,303	Xstrata plc	24,670
		634,799
	Media - 2.1%
1,095	CBS Corp. Class B	15,270
4,765	Comcast Corp. Class A	89,680
899	Comcast Corp. Special Class A	16,159
1,106	DirecTV Class A ●	37,391
143	DreamWorks Animation SKG, Inc. ●	5,651
264	Focus Media Holding Ltd. ADR ●	4,812
30	Harvey Weinstein Co. Holdings
	Class A-1 ⌂●†	–
199	Omnicom Group, Inc.	7,734
96	Scripps Networks Interactive Class A	4,268
357	Virgin Media, Inc.	6,163
423	Walt Disney Co.	14,753
1,002	WPP plc	10,364
		212,245
	Pharmaceuticals, Biotechnology & Life Sciences - 10.1%
366	Alkermes, Inc. ●	4,752
570	Amgen, Inc. ●	34,033
174	Amylin Pharmaceuticals, Inc. ●	3,913
457	Arena Pharmaceuticals, Inc. ●	1,415
223	Auxilium Pharmaceuticals, Inc. ●	6,939
1,505	Bristol-Myers Squibb Co.	40,172
982	Celgene Corp. ●	60,839
3,950	Daiichi Sankyo Co., Ltd.	74,063
3,577	Elan Corp. plc ADR ●	27,117
1,174	Eli Lilly & Co.	42,512
296	Gilead Sciences, Inc. ●	13,453
321	Johnson & Johnson	20,910
1,684	King Pharmaceuticals, Inc. ●	19,806
65	Life Technologies Corp. ●	3,388
216	Map Pharmaceuticals, Inc. ●	3,431
2,444	Merck & Co., Inc.	91,269
229	Mylan, Inc. ●	5,190
6,266	Novavax, Inc. ●	14,475
11,820	Pfizer, Inc.	202,709
472	Pharmaceutical Product Development, Inc.	11,199
1,050	Roche Holding AG	170,578
824	Shionogi & Co., Ltd.	15,679
1,864	Teva Pharmaceutical Industries Ltd. ADR	117,550
326	Thermo Fisher Scientific, Inc. ●	16,785
543	UCB S.A.	23,174
140	Waters Corp. ●	9,469
122	Watson Pharmaceuticals, Inc. ●	5,079
		1,039,899
	Real Estate - 0.3%
2,540	Hang Lung Properties Ltd.	10,220
331	Iguatemi Emp de Shopping	5,582
761	Sun Hung Kai Properties Ltd.	11,419
		27,221
	Retailing - 4.2%
88	Abercrombie & Fitch Co. Class A	4,013
196	Advance Automotive Parts, Inc.	8,209
98	Amazon.com, Inc. ●	13,292
29,055	Buck Holdings L.P. ⌂●†	66,713
193	Dick's Sporting Goods, Inc. ●	5,026
307	Expedia, Inc.	7,664
1,352	Gap, Inc.	31,235
119	Guess?, Inc.	5,580
515	Home Depot, Inc.	16,663
90	Kohl's Corp. ●	4,935
1,194	Lowe's Co., Inc.	28,952
344	Nordstrom, Inc.	14,069
69	Nutri/System, Inc.	1,223
260	Ross Stores, Inc.	13,915
417	Sherwin-Williams Co.	28,196
1,139	Staples, Inc.	26,636
1,304	Target Corp.	68,568
161	The Buckle, Inc.	5,920
1,345	TJX Cos., Inc.	57,179
411	Urban Outfitters, Inc. ●	15,641
222	Williams-Sonoma, Inc.	5,836
		429,465
	Semiconductors & Semiconductor Equipment - 2.4%
615	Altera Corp.	14,941
914	Analog Devices, Inc.	26,351
1,053	ASML Holding N.V. ADR	37,259
257	Atheros Communications, Inc. ●	9,950
237	Broadcom Corp. Class A	7,847
339	Cypress Semiconductor Corp. ●	3,901
815	Intel Corp.	18,147
865	Intersil Corp.	12,766
384	Marvell Technology Group Ltd. ●	7,834
298	Maxim Integrated Products, Inc.	5,774
357	Micron Technology, Inc. ●	3,712
297	NVIDIA Corp. ●	5,166
341	Skyworks Solutions, Inc. ●	5,319
6,417	Taiwan Semiconductor Manufacturing Co.,
	Ltd. ADR	67,311
177	Texas Instruments, Inc.	4,322
146	Varian Semiconductor Equipment
	Associates, Inc. ●	4,832
686	Xilinx, Inc.	17,501
		252,933
	Software & Services - 9.0%
3,011	Activision Blizzard, Inc.	36,318
139	Adobe Systems, Inc. ●	4,912
652	Automatic Data Processing, Inc.	28,985
502	BMC Software, Inc. ●	19,094
143	CACI International, Inc. Class A ●	7,000
1,012	Cadence Design Systems, Inc. ●	6,736
259	Check Point Software Technologies Ltd.
	ADR ●	9,093
1,250	Cia Brasileira de Meios de Pagamentos	11,872
1,246	Citrix Systems, Inc. ●	59,167
99	Cognizant Technology Solutions Corp. ●	5,052
115	Concur Technologies, Inc. ●	4,716
5,348	eBay, Inc. ●	144,116
70	Equinix, Inc. ●	6,775
221	Google, Inc. ●	125,374
170	Longtop Financial Technologies Ltd. ●	5,479

3

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.9% - (continued)
	Software & Services - 9.0% - (continued)
182	Mastercard, Inc.	$46,152
3,864	Microsoft Corp.	113,094
408	Monster Worldwide, Inc. ●	6,784
146	Netease.com, Inc. ●	5,176
5,665	Oracle Corp.	145,526
144	Paychex, Inc.	4,412
119	Shanda Interactive Entertainment Ltd.
	ADR ●	5,183
773	Sohu.com, Inc. ●	42,223
213	Visa, Inc.	19,400
94	Vistaprint N.V. ●	5,405
140	VMware, Inc. ●	7,464
2,913	Western Union Co.	49,408
328	Yahoo!, Inc. ●	5,415
		930,331
	Technology Hardware & Equipment - 10.4%
4,773	Alcatel - Lucent ADR	14,891
1,678	Alcatel S.A.	5,277
667	Apple, Inc. ●	156,796
498	Arrow Electronics, Inc. ●	15,011
204	Avnet, Inc. ●	6,108
9,050	Cisco Systems, Inc. ●	235,574
2,722	Corning, Inc.	55,010
1,480	Dell, Inc. ●	22,215
3,263	EMC Corp. ●	58,863
708	Emulex Corp. ●	9,404
1,876	Flextronics International Ltd. ●	14,710
358	Hewlett-Packard Co.	19,019
23,961	Hon Hai Precision Industry Co., Ltd.	103,749
1,080	IBM Corp.	138,574
334	Jabil Circuit, Inc.	5,401
660	Juniper Networks, Inc. ●	20,252
651	Motorola, Inc. ●	4,567
589	NetApp, Inc. ●	19,169
146	Polycom, Inc. ●	4,465
929	QLogic Corp. ●	18,854
1,773	Qualcomm, Inc.	74,436
80	Research In Motion Ltd. ●	5,901
470	Riverbed Technology, Inc. ●	13,356
567	SanDisk Corp. ●	19,648
592	Seagate Technology	10,817
75	Solar Cayman Ltd. ⌂●†	33
1,800	Telefonaktiebolaget LM Ericsson ADR	18,774
181	Trimble Navigation Ltd. ●	5,187
		1,076,061
	Telecommunication Services - 0.9%
123	American Tower Corp. Class A ●	5,224
1,684	AT&T, Inc.	43,507
109	Brasil Telecom S.A. ADR ●	2,082
592	Iridium Communications, Inc. ●	4,803
2,291	MTN Group Ltd. ●	35,167
		90,783
	Transportation - 3.3%
1,414	Air Asia BHD ●	602
1,020	AMR Corp. ●	9,293
1,916	British Airways plc	7,087
185	C.H. Robinson Worldwide, Inc.	10,332
570	Continental Airlines, Inc. ●	12,532
7,522	Delta Air Lines, Inc. ●	109,742
138	Expeditors International of
	Washington, Inc.	5,087
227	FedEx Corp.	21,158
707	JetBlue Airways Corp. ●	3,943
102	Kuehne & Nagel International AG	10,337
397	Localiza Rent a Car S.A.	4,169
13,529	Nippon Yusen	53,507
436	Southwest Airlines Co.	5,769
1,313	UAL Corp. ●	25,661
944	United Parcel Service, Inc. Class B	60,794
1,176	US Airways Group, Inc. ●	8,645
		348,658
	Utilities - 0.5%
482	Allegheny Energy, Inc.	11,088
258	Entergy Corp.	21,005
104	FPL Group, Inc.	5,022
474	Northeast Utilities	13,112
		50,227
	Total common stocks
	(cost $8,770,832)	$10,010,567

PREFERRED STOCKS - 0.6%
	Automobiles & Components - 0.6%
126	Volkswagen AG ●	$11,530
520	Volkswagen AG N.V.	47,623
		59,153
	Total preferred stocks
	(cost $60,827)	$59,153

WARRANTS - 0.0%
	Banks - 0.0%
59	Washington Mutual, Inc Private Placement ⌂●†	$–

	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
510	Novavax, Inc. ⌂●	–

	Total warrants
	(cost $–)	$–

EXCHANGE TRADED FUNDS - 0.4%
	Other Investment Pools and Funds - 0.4%
294	SPDR S&P MidCap 400 ETF Trust	$42,075

	Total exchange traded funds
	(cost $33,040)	$42,075

CORPORATE BONDS: NON-INVESTMENT GRADE - 0.3%
	Finance and Insurance - 0.3%
	MBIA Insurance Co.
$53,500	14.00%, 01/15/2033 ■Δ	$37,450

	Total corporate bonds: non-investment grade
	(cost $53,135)	$37,450

	Total long-term investments
	(cost $8,917,834)	$10,149,245

4

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.8%
	Repurchase Agreements - 1.8%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $13,394,
	collateralized by FHLMC 6.00%, 2037,
	FNMA 5.00%, 2035, value of $13,662)
$13,394	0.02%, 3/31/2010		$13,394
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $98,836,
	collateralized by FNMA 4.00% - 7.50%,
	2024 - 2039, value of $100,813)
98,836	0.03%, 3/31/2010		98,836
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 04/01/2010 in
	the amount of $10,995, collateralized by
	FNMA 4.50%, 2040, value of $11,216)
10,995	0.01%, 3/31/2010		10,995
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $37,483,
	collateralized by FHLMC 4.00% - 6.00%,
	2018 - 2040, FNMA 4.00% - 6.50%, 2018
	- 2040, value of $38,390)
37,483	0.02%, 3/31/2010		37,483
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2010 in the amount of
	$92, collateralized by U.S. Treasury Note
	1.75%, 2014, value of $94)
92	0.01%, 3/31/2010		92
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $22,711,
	collateralized by FNMA 3.50% - 7.00%,
	2019 - 2040, value of $23,164)
22,711	0.01%, 3/31/2010		22,711
			183,511
	Total short-term investments
	(cost $183,511)		$183,511

	Total investments
	(cost $9,101,345) ▲	100.0%	$10,332,756
	Other assets and liabilities	–%	(184)
	Total net assets	100.0%	$10,332,572

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 21.2% of total net assets at March 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $9,468,923 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,434,619
Unrealized Depreciation	(570,786)
Net Unrealized Appreciation	$863,833

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the  supervision of the Fund's Board of Directors at March 31, 2010, was $66,819, which represents 0.65% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these  securities at March 31, 2010, was $53,044, which represents 0.51% of total net assets.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
06/2007	29,055	Buck Holdings L.P.	$27,567
10/2005	30	Harvey Weinstein Co. Holdings
		Class A-1 - Reg D	27,951
07/2008	510	Novavax, Inc. Warrants	–
03/2007	30	Solar Capital Ltd.	907
03/2007	75	Solar Cayman Ltd. - 144A	56
04/2008	59	Washington Mutual, Inc. Private
		Placement Warrants	–

The aggregate value of these securities at March 31, 2010 was $67,318  which represents 0.65% of total net assets.

5

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Forward Foreign Currency Contracts Outstanding at March 31, 2010
				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Australian Dollar (Buy)	$423	$424	04/01/10	$(1)
Australian Dollar (Buy)	227	226	04/01/10	1
Australian Dollar (Buy)	143	143	04/07/10	–
British Pound (Buy)	108	107	04/01/10	1
British Pound (Buy)	451	448	04/06/10	3
British Pound (Buy)	144	144	04/07/10	–
Euro (Sell)	109	109	04/07/10	–
Euro (Sell)	192,209	203,391	12/15/10	11,182
Hong Kong Dollar (Buy)	1,504	1,504	04/07/10	–
Japanese Yen (Sell)	6,162	6,225	04/02/10	63
Japanese Yen (Sell)	9,444	9,914	06/16/10	470
Japanese Yen (Sell)	35,101	36,099	06/23/10	998
Japanese Yen (Sell)	182,678	186,920	12/15/10	4,242
Japanese Yen (Buy)	8,474	8,603	06/23/10	(129)
				$16,830

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

6

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2010

	Total	Level 1 ♦	Level 2♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$499,668	$484,577	$15,091	$–
Banks	551,095	300,484	250,538	73
Capital Goods	710,077	660,878	49,199	–
Commercial & Professional Services	15,004	15,004	–	–
Consumer Durables & Apparel	214,362	173,297	41,065	–
Consumer Services	124,621	100,583	24,038	–
Diversified Financials	535,357	446,705	72,486	16,166
Energy	611,636	526,399	85,237	–
Food & Staples Retailing	212,056	167,579	44,477	–
Food, Beverage & Tobacco	226,907	191,534	35,373	–
Health Care Equipment & Services	608,226	608,226	–	–
Household & Personal Products	34,467	34,467	–	–
Insurance	574,469	556,378	18,091	–
Materials	634,799	448,307	186,492	–
Media	212,245	201,881	10,364	–
Pharmaceuticals, Biotechnology & Life Sciences	1,039,899	756,405	283,494	–
Real Estate	27,221	5,582	21,639	–
Retailing	429,465	362,752	–	66,713
Semiconductors & Semiconductor Equipment	252,933	252,933	–	–
Software & Services	930,331	930,331	–	–
Technology Hardware & Equipment	1,076,061	967,002	109,026	33
Telecommunication Services	90,783	55,616	35,167	–
Transportation	348,658	277,125	71,533	–
Utilities	50,227	50,227	–	–
Total	10,010,567	8,574,272	1,353,310	82,985
Corporate Bonds: Non-Investment Grade	37,450	–	37,450	–
Exchange Traded Funds	42,075	42,075	–	–
Preferred Stocks	59,153	11,530	47,623	–
Warrants	–	–	–	–
Short-Term Investments	183,511	–	183,511	–
Total	$10,332,756	$8,627,877	$1,621,894	$82,985
Forward Foreign Currency Contracts*	16,960	–	16,960	–
Total	$16,960	$–	$16,960	$–
Liabilities:
Forward Foreign Currency Contracts*	130	–	130	–
Total	$130	$–	$130	$–

♦	For the period ended March 31, 2010, there were no significant transfers between Level 1 and Level 2.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

7

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2010
Assets:
Common Stock	$75,356	$1,723	$5,937	*	$908	$(939)	$—	$—	$82,985
Warrants	—	—	—	†	—	—	—	—	—
Total	$75,356	$1,723	$5,937		$908	$(939)	$—	$—	$82,985

*	Change in unrealized gains or losses in the current period relating to assets still held at March 31, 2010 was $5,937.

†	Change in unrealized gains or losses in the current period relating to assets still held at March 31, 2010 was $—.

8

Hartford Disciplined Equity HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3%
	Automobiles & Components - 1.0%
955	Ford Motor Co. ●	$11,999

	Banks - 5.0%
407	PNC Financial Services Group, Inc.	24,304
1,146	Wells Fargo & Co.	35,654
		59,958
	Capital Goods - 10.2%
192	3M Co.	16,054
102	Caterpillar, Inc.	6,398
134	Cooper Industries plc Class A	6,414
330	Dover Corp.	15,442
262	General Dynamics Corp.	20,242
150	Northrop Grumman Corp.	9,835
100	Parker-Hannifin Corp.	6,487
140	Precision Castparts Corp.	17,777
77	Raytheon Co.	4,393
264	United Technologies Corp.	19,404
		122,446
	Consumer Durables & Apparel - 0.5%
386	Newell Rubbermaid, Inc.	5,864

	Consumer Services - 0.7%
70	ITT Educational Services, Inc. ●	7,840

	Diversified Financials - 4.6%
184	Ameriprise Financial, Inc.	8,346
1,244	Bank of America Corp.	22,200
136	Goldman Sachs Group, Inc.	23,240
		53,786
	Energy - 8.4%
138	Baker Hughes, Inc.	6,440
221	Cabot Oil & Gas Corp.	8,122
221	ConocoPhillips Holding Co.	11,298
231	Hess Corp.	14,449
543	Marathon Oil Corp.	17,168
353	Nabors Industries Ltd. ●	6,934
215	National Oilwell Varco, Inc.	8,721
168	Occidental Petroleum Corp.	14,161
128	Peabody Energy Corp.	5,827
328	Valero Energy Corp.	6,457
		99,577
	Food & Staples Retailing - 1.5%
404	Sysco Corp.	11,927
160	Walgreen Co.	5,923
		17,850
	Food, Beverage & Tobacco - 6.2%
931	Altria Group, Inc.	19,098
207	Archer Daniels Midland Co.	5,985
167	Dr. Pepper Snapple Group	5,887
145	Lorillard, Inc.	10,933
219	PepsiCo, Inc.	14,516
346	Philip Morris International, Inc.	18,046
		74,465
	Health Care Equipment & Services - 6.1%
247	McKesson Corp.	16,207
291	Medtronic, Inc.	13,086
402	St. Jude Medical, Inc. ●	16,490
480	UnitedHealth Group, Inc.	15,669
173	Wellpoint, Inc. ●	11,163
		72,615
	Insurance - 4.4%
294	Allied World Assurance Holdings Ltd.	13,195
249	Axis Capital Holdings Ltd.	7,796
171	Everest Re Group Ltd.	13,847
442	Genworth Financial, Inc. ●	8,099
378	Unum Group	9,361
		52,298
	Materials - 0.9%
126	Freeport-McMoRan Copper & Gold, Inc.	10,526

	Pharmaceuticals, Biotechnology & Life Sciences - 13.2%
257	Abbott Laboratories	13,560
404	Amgen, Inc. ●	24,167
598	Eli Lilly & Co.	21,663
741	Forest Laboratories, Inc. ●	23,241
280	Gilead Sciences, Inc. ●	12,725
182	Johnson & Johnson	11,834
756	Merck & Co., Inc.	28,244
722	Pfizer, Inc.	12,386
215	Watson Pharmaceuticals, Inc. ●	8,989
		156,809
	Real Estate - 0.8%
587	Annaly Capital Management, Inc.	10,088

	Retailing - 8.1%
125	Amazon.com, Inc. ●	16,912
189	Best Buy Co., Inc. Θ	8,048
221	Big Lots, Inc. ●	8,063
338	Expedia, Inc.	8,436
925	Gap, Inc.	21,384
315	Nordstrom, Inc.	12,876
1,064	Office Depot, Inc. ●	8,491
268	TJX Cos., Inc.	11,408
		95,618
	Semiconductors & Semiconductor Equipment - 1.8%
191	Maxim Integrated Products, Inc.	3,703
715	Texas Instruments, Inc.	17,499
		21,202
	Software & Services - 10.3%
201	Accenture plc	8,445
148	BMC Software, Inc. ●	5,612
597	eBay, Inc. ●	16,084
33	Google, Inc. ●	18,428
22	Mastercard, Inc.	5,664
1,078	Microsoft Corp.	31,565
916	Oracle Corp.	23,522
93	Sohu.com, Inc. ●Θ	5,050
288	VeriSign, Inc. ●	7,478
		121,848
	Technology Hardware & Equipment - 7.3%
148	Apple, Inc. ●	34,746
546	Cisco Systems, Inc. ●	14,212
179	Hewlett-Packard Co.	9,519
137	IBM Corp.	17,545
570	Seagate Technology	10,406
		86,428

1

Hartford Disciplined Equity HLS Fund
Schedule of Investments — (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.3% - (continued)
	Telecommunication Services - 1.9%
881	AT&T, Inc.		$22,777

	Utilities - 5.4%
248	Entergy Corp.		20,167
249	Exelon Corp.		10,887
254	PG&E Corp.		10,787
627	UGI Corp.		16,630
276	Xcel Energy, Inc.		5,845
			64,316
	Total common stocks
	(cost $1,030,364)		$1,168,310

	Total long-term investments
	(cost $1,030,364)		$1,168,310

SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $460,
	collateralized by FHLMC 6.00%, 2037,
	FNMA 5.00%, 2035, value of $469)
$460	0.02%, 3/31/2010		$460
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $3,395,
	collateralized by FNMA 4.00% - 7.50%,
	2024 - 2039, value of $3,463)
3,395	0.03%, 3/31/2010		3,395
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 04/01/2010 in the
	amount of $378, collateralized by FNMA
	4.50%, 2040, value of $385)
378	0.01%, 3/31/2010		378
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $1,287,
	collateralized by FHLMC 4.00% - 6.00%,
	2018 - 2040, FNMA 4.00% - 6.50%, 2018 -
	2040, value of $1,319)
1,287	0.02%, 3/31/2010		1,287
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2010 in the amount of
	$3, collateralized by U.S. Treasury Note
	1.75%, 2014, value of $3)
3	0.01%, 3/31/2010		3
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $780,
	collateralized by FNMA 3.50% - 7.00%,
	2019 - 2040, value of $796)
780	0.01%, 3/31/2010		780
			6,303
	Total short-term investments
	(cost $6,303)		$6,303

	Total investments
	(cost $1,036,667) ▲	98.8%	$1,174,613
	Other assets and liabilities	1.2%	13,796
	Total net assets	100.0%	$1,188,409

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.4% of total net assets at March 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $1,036,747 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$199,492
Unrealized Depreciation	(61,626)
Net Unrealized Appreciation	$137,866

●	Currently non-income producing.

Θ	At March 31, 2010, these securities were designated to cover open call options written as follows:

				Unrealized
Issuer/ Exercise Price/	Number of	Market	Premiums	Appreciation
Expiration Date	Contracts*	Value ╪	Received	(Depreciation)
Best Buy Co., Inc.,
$42.00, Apr, 2010	300	$34	$13	$(21)
Sohu.com, Inc. ,
$60.00, Apr, 2010	212	5	18	13
		$39	$31	$(8)

*	The number of contracts does not omit 000's.

Futures Contracts Outstanding at March 31, 2010

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
S&P 500 Mini	103	Long	Jun 2010	$ 151

*	The number of contracts does not omit 000's.

Cash of $464 was pledged as initial margin deposit for open futures contracts at March 31, 2010.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

2

Hartford Disciplined Equity HLS Fund
Schedule of Investments — (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$1,168,310	$1,168,310	$–	$–
Short-Term Investments	6,303	–	6,303	–
Total	$1,174,613	$1,168,310	$6,303	$–
Futures *	151	151	–	–
Written Options *	13	13	–	–
Total	$164	$164	$–	$–
Liabilities:
Written Options *	21	21	–	–
Total	$21	$21	$–	$–

♦	For the period ended March 31, 2010, there were no significant transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

*	Derivative instruments not reflected in the Schedule of Investments which is valued at the unrealized appreciation/depreciation on the investments.

3

Hartford Dividend and Growth HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.1%
	Automobiles & Components - 1.1%
658	DaimlerChrysler AG	$30,944
810	Honda Motor Co., Ltd. ADR	28,574
		59,518
	Banks - 5.0%
990	PNC Financial Services Group, Inc.	59,109
1,715	US Bancorp	44,387
5,024	Wells Fargo & Co.	156,350
		259,846
	Capital Goods - 10.6%
382	Caterpillar, Inc.	24,002
1,048	Cooper Industries plc Class A	50,256
1,304	Deere & Co.	77,524
683	General Dynamics Corp.	52,751
3,310	General Electric Co.	60,238
1,049	Honeywell International, Inc.	47,470
625	Illinois Tool Works, Inc.	29,605
674	Lockheed Martin Corp.	56,065
725	Northrop Grumman Corp.	47,558
1,281	Pentair, Inc.	45,633
604	Siemens AG ADR	60,392
		551,494
	Commercial & Professional Services - 1.1%
1,651	Waste Management, Inc.	56,847

	Diversified Financials - 6.9%
1,079	Ameriprise Financial, Inc.	48,925
5,068	Bank of America Corp.	90,462
176	Goldman Sachs Group, Inc.	30,082
2,427	JP Morgan Chase & Co.	108,590
517	Morgan Stanley	15,128
443	State Street Corp.	19,975
2,894	UBS AG ADR	47,118
		360,280
	Energy - 14.5%
1,160	Anadarko Petroleum Corp.	84,461
1,278	Baker Hughes, Inc.	59,843
1,129	BP plc ADR	64,449
1,135	Cenovus Energy, Inc.	29,753
2,247	Chevron Corp.	170,359
927	ConocoPhillips Holding Co.	47,424
988	EnCana Corp. ADR	30,666
1,607	Exxon Mobil Corp.	107,648
2,019	Marathon Oil Corp.	63,894
1,311	Total S.A. ADR	76,041
526	XTO Energy, Inc.	24,838
		759,376
	Food & Staples Retailing - 2.4%
959	CVS/Caremark Corp.	35,057
1,638	Wal-Mart Stores, Inc.	91,090
		126,147
	Food, Beverage & Tobacco - 4.1%
987	Nestle S.A. ADR	50,535
1,141	PepsiCo, Inc.	75,508
1,376	Philip Morris International, Inc.	71,783
534	Unilever N.V. Class NY ADR	16,093
		213,919
	Health Care Equipment & Services - 2.8%
1,187	Cardinal Health, Inc.	42,782
1,721	Medtronic, Inc.	77,515
832	UnitedHealth Group, Inc.	27,165
		147,462
	Household & Personal Products - 2.1%
646	Kimberly-Clark Corp.	40,645
1,097	Procter & Gamble Co.	69,408
		110,053
	Insurance - 5.6%
1,301	ACE Ltd.	68,058
479	Allstate Corp.	15,480
1,100	Chubb Corp.	57,035
1,034	Marsh & McLennan Cos., Inc.	25,250
2,109	MetLife, Inc.	91,400
477	Transatlantic Holdings, Inc.	25,165
228	Travelers Cos., Inc.	12,303
		294,691
	Materials - 2.9%
486	Agrium U.S., Inc.	34,291
1,147	Barrick Gold Corp.	43,984
637	BHP Billiton plc	43,590
807	Owens-Illinois, Inc. ●	28,670
		150,535
	Media - 3.1%
3,182	Comcast Corp. Class A	59,879
739	Comcast Corp. Special Class A	13,280
1,238	Time Warner, Inc.	38,727
1,387	Walt Disney Co.	48,403
		160,289
	Pharmaceuticals, Biotechnology & Life Sciences - 11.0%
1,349	AstraZeneca plc ADR	60,318
2,338	Bristol-Myers Squibb Co.	62,414
2,771	Eli Lilly & Co.	100,351
1,443	Johnson & Johnson	94,110
3,042	Merck & Co., Inc.	113,634
6,540	Pfizer, Inc.	112,165
468	Teva Pharmaceutical Industries Ltd. ADR	29,528
		572,520
	Retailing - 3.1%
1,315	Gap, Inc.	30,399
1,011	Limited Brands, Inc.	24,888
1,739	Lowe's Co., Inc.	42,141
2,663	Staples, Inc.	62,295
		159,723
	Semiconductors & Semiconductor Equipment - 1.5%
794	Analog Devices, Inc.	22,869
2,354	Texas Instruments, Inc.	57,602
		80,471
	Software & Services - 3.4%
1,431	Accenture plc	60,043
1,056	Automatic Data Processing, Inc.	46,978
2,437	Microsoft Corp.	71,334
		178,355
	Technology Hardware & Equipment - 5.8%
642	Avnet, Inc. ●	19,248
1,869	Cisco Systems, Inc. ●	48,655
2,043	Corning, Inc.	41,295

1

Hartford Dividend and Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.1% - (continued)
	Technology Hardware & Equipment - 5.8% - (continued)
920	Hewlett-Packard Co.	$48,877
1,124	IBM Corp.	144,140
		302,215
	Telecommunication Services - 3.6%
7,195	AT&T, Inc.	185,918

	Transportation - 2.2%
491	FedEx Corp.	45,869
1,099	United Parcel Service, Inc. Class B	70,799
		116,668
	Utilities - 5.3%
2,006	Dominion Resources, Inc.	82,450
1,171	Exelon Corp.	51,311
1,115	FPL Group, Inc.	53,893
1,309	PG&E Corp.	55,536
254	Veolia Environment ADR	8,771
1,230	Xcel Energy, Inc.	26,074
		278,035
	Total common stocks
	(cost $4,413,692)	$5,124,362

WARRANTS - 0.0%
	Banks - 0.0%
194	Washington Mutual, Inc. Private Placement ⌂●†	$–

	Total warrants
	(cost $–)	$–

	Total long-term investments
	(cost $4,413,692)	$5,124,362

SHORT-TERM INVESTMENTS - 1.5%
	Repurchase Agreements - 1.5%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $5,573,
	collateralized by FHLMC 6.00%, 2037,
	FNMA 5.00%, 2035, value of $5,684)
$5,573	0.02%, 3/31/2010	$5,573
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $41,121,
	collateralized by FNMA 4.00% - 7.50%,
	2024 - 2039, value of $41,943)
41,121	0.03%, 3/31/2010	41,121
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 04/01/2010 in the
	amount of $4,575, collateralized by FNMA
	4.50%, 2040, value of $4,666)
4,575	0.01%, 3/31/2010	4,575
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $15,595,
	collateralized by FHLMC 4.00% - 6.00%,
	2018 - 2040, FNMA 4.00% - 6.50%, 2018
	- 2040, value of $15,972)
15,595	0.02%, 3/31/2010		15,595
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2010 in the amount of
	$38, collateralized by U.S. Treasury Note
	1.75%, 2014, value of $39)
38	0.01%, 3/31/2010		38
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $9,448,
	collateralized by FNMA 3.50% - 7.00%,
	2019 - 2040, value of $9,638)
9,448	0.01%, 3/31/2010		9,448
			76,350
	Total short-term investments
	(cost $76,350)		$76,350

	Total investments
	(cost $4,490,042) ▲	99.6%	$5,200,712
	Other assets and liabilities	0.4%	22,984
	Total net assets	100.0%	$5,223,696

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 12.7% of total net assets at March 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $4,506,129 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$850,507
Unrealized Depreciation	(155,924)
Net Unrealized Appreciation	$694,583

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the  supervision of the Fund's Board of Directors at March 31, 2010, was $–, which represents –% of total net assets.

●	Currently non-income producing.

2

Hartford Dividend and Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
04/2008	194	Washington Mutual, Inc. Private
		Placement Warrants	$–

The aggregate value of these securities at March 31, 2010 was $– which represents –% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
March 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$5,124,362	$5,124,362	$–	$–
Warrants	–	–	–	–
Short-Term Investments	76,350	–	76,350	–
Total	$5,200,712	$5,124,362	$76,350	$–

♦	For the period ended March 31, 2010, there were no significant transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2010
Assets:
Common Stock	$195	$(13,369)	$13,405		$—	$(231)	$—	$—	$—
Warrants	—	—	—	*	—	—	—	—	—
Total	$195	$(13,369)	$13,405		$—	$(231)	$—	$—	$—
*	Change in unrealized gains or losses in the current period relating to assets still held at March 31, 2010 was $—.

3

Hartford Fundamental Growth HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 103.4%
	Banks - 1.1%
29	Wells Fargo & Co.	$893

	Capital Goods - 10.3%
29	Deere & Co.	1,742
14	Flowserve Corp.	1,500
46	General Electric Co.	835
40	Honeywell International, Inc.	1,820
11	Precision Castparts Corp.	1,432
23	WESCO International, Inc. ●	812
		8,141
	Consumer Services - 4.3%
19	ITT Educational Services, Inc. ●	2,182
17	McDonald's Corp.	1,161
		3,343
	Diversified Financials - 1.6%
28	Ameriprise Financial, Inc.	1,266

	Energy - 4.8%
13	Apache Corp.	1,319
16	Consol Energy, Inc.	691
26	Noble Corp.	1,071
15	Ultra Petroleum Corp. ●	709
		3,790
	Food & Staples Retailing - 3.5%
34	CVS/Caremark Corp.	1,232
27	Wal-Mart Stores, Inc.	1,501
		2,733
	Food, Beverage & Tobacco - 2.2%
26	PepsiCo, Inc.	1,720

	Health Care Equipment & Services - 5.1%
16	Covidien plc	785
11	Express Scripts, Inc. ●	1,089
27	St. Jude Medical, Inc. ●	1,108
31	UnitedHealth Group, Inc.	1,013
		3,995
	Household & Personal Products - 3.8%
19	Colgate-Palmolive Co.	1,577
22	Procter & Gamble Co.	1,392
		2,969
	Insurance - 3.6%
22	Aflac, Inc.	1,211
74	Assured Guaranty Ltd.	1,615
3	Primerica Inc. ●	39
		2,865
	Materials - 3.6%
19	Barrick Gold Corp.	717
4	Freeport-McMoRan Copper & Gold, Inc.	351
7	Potash Corp. of Saskatchewan, Inc.	776
4	Rio Tinto plc ADR	1,018
		2,862
	Pharmaceuticals, Biotechnology & Life Sciences - 10.9%
27	Abbott Laboratories	1,433
36	AstraZeneca plc ADR	1,596
28	Celgene Corp. ●	1,710
85	Pfizer, Inc.	1,449
26	Teva Pharmaceutical Industries Ltd. ADR	1,653
14	Thermo Fisher Scientific, Inc. ●	725
		8,566
	Retailing - 7.2%
4	Amazon.com, Inc. ●	529
41	Lowe's Co., Inc.	999
27	Nordstrom, Inc.	1,119
29	Staples, Inc.	687
25	The Buckle, Inc.	930
33	TJX Cos., Inc.	1,416
		5,680
	Semiconductors & Semiconductor Equipment - 2.2%
37	Analog Devices, Inc.	1,058
12	Applied Materials, Inc.	162
21	Texas Instruments, Inc.	506
		1,726
	Software & Services - 18.4%
15	Accenture plc	629
27	Alliance Data Systems Corp. ●	1,747
22	BMC Software, Inc. ●	821
57	eBay, Inc. ●	1,523
25	Global Payments, Inc.	1,144
3	Google, Inc. ●	1,899
105	Microsoft Corp.	3,062
80	Oracle Corp.	2,052
10	Visa, Inc.	910
48	Western Union Co.	819
		14,606
	Technology Hardware & Equipment - 19.1%
14	Apple, Inc. ●	3,289
110	Cisco Systems, Inc. ●	2,866
45	Corning, Inc.	901
105	EMC Corp. ●	1,890
37	Hewlett-Packard Co.	1,940
18	IBM Corp.	2,296
22	Qualcomm, Inc.	941
14	Research In Motion Ltd. ●	1,028
		15,151
	Transportation - 1.7%
21	United Parcel Service, Inc. Class B	1,321

	Total common stocks
	(cost $69,247)	$81,627

	Total long-term investments
	(cost $69,247)	$81,627

SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $28,
	collateralized by FHLMC 6.00%, 2037,
	FNMA 5.00%, 2035, value of $29)
$28	0.02%, 3/31/2010	$28

1

Hartford Fundamental Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount				Market Value ╪
SHORT-TERM INVESTMENTS - 0.5% - (continued)
	Repurchase Agreements - 0.5% - (continued)
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $210,
	collateralized by FNMA 4.00% - 7.50%,
	2024 - 2039, value of $214)
$210	0.03%, 3/31/2010			$210
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 04/01/2010 in the
	amount of $23, collateralized by FNMA
	4.50%, 2040, value of $24)
23	0.01%, 3/31/2010			23
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $80,
	collateralized by FHLMC 4.00% - 6.00%,
	2018 - 2040, FNMA 4.00% - 6.50%, 2018 -
	2040, value of $81)
80	0.02%, 3/31/2010			80
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2010 in the amount of
	$-, collateralized by U.S. Treasury Note
	1.75%, 2014, value of $-)
–	0.01%, 3/31/2010			–
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 04/01/2010 in the
	amount of $48, collateralized by FNMA
	3.50% - 7.00%, 2019 - 2040, value of $49)
48	0.01%, 3/31/2010			48
				389
	Total short-term investments
	(cost $389)			$389

	Total investments
	(cost $69,636) ▲	103.9%		$82,016
	Other assets and liabilities	(3.9%	)	(3,071)
	Total net assets	100.0%		$78,945

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.6% of total net assets at March 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $70,908 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$12,447
Unrealized Depreciation	(1,339)
Net Unrealized Appreciation	$11,108

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
March 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$81,627	$81,627	$–	$–
Short-Term Investments	389	–	389	–
Total	$82,016	$81,627	$389	$–

♦	For the period ended March 31, 2010, there were no significant transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

2

Hartford Global Growth HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.3%
	Automobiles & Components - 2.5%
169	Daimler AG	$7,947
837	Nissan Motor Co., Ltd.	7,191
		15,138
	Banks - 5.9%
445	Banco Santander Central Hispano S.A.	5,897
3,031	BOC Hong Kong Holdings Ltd.	7,212
322	Itau Unibanco Banco Multiplo S.A. ADR	7,091
1,151	Mitsubishi UFJ Financial Group, Inc.	6,030
338	Standard Chartered plc	9,224
		35,454
	Capital Goods - 11.1%
348	General Electric Co.	6,336
128	Honeywell International, Inc.	5,813
173	Illinois Tool Works, Inc.	8,186
260	Ingersoll-Rand plc	9,065
91	Parker-Hannifin Corp.	5,890
48	Precision Castparts Corp.	6,110
68	Siemens AG	6,834
56	SMC Corp.	7,564
280	Sunpower Corp. ●	5,286
106	Vestas Wind Systems A/S ●	5,787
		66,871
	Consumer Durables & Apparel - 2.0%
115	Adidas-Salomon AG	6,143
506	Sharp Corp.	6,336
		12,479
	Consumer Services - 2.7%
739	MGM Mirage, Inc. ●	8,866
4,654	Sands China Ltd. ●	7,397
		16,263
	Diversified Financials - 5.1%
424	Bank of America Corp.	7,561
46	Goldman Sachs Group, Inc.	7,782
175	JP Morgan Chase & Co.	7,813
486	UBS AG	7,905
		31,061
	Energy - 6.5%
320	BG Group plc	5,534
64	EOG Resources, Inc.	5,902
104	Hess Corp.	6,513
178	National Oilwell Varco, Inc.	7,219
126	Petroleo Brasileiro S.A. ADR	5,622
139	Schlumberger Ltd.	8,830
		39,620
	Food & Staples Retailing - 1.0%
101	Metro AG	5,976

	Food, Beverage & Tobacco - 3.4%
222	British American Tobacco plc	7,667
125	Heineken N.V.	6,415
118	Nestle S.A.	6,066
		20,148
	Health Care Equipment & Services - 1.4%
247	Aetna, Inc.	8,686

	Household & Personal Products - 1.1%
122	Reckitt Benckiser Group plc		6,705

	Insurance - 1.8%
556	Ping An Insurance (Group) Co.		4,780
99	Prudential Financial, Inc.		6,010
			10,790
	Materials - 11.2%
180	Anglo American plc ●		7,819
228	Barrick Gold Corp.		8,742
361	BHP Billiton plc		12,343
172	JFE Holdings, Inc.		6,952
124	Mosaic Co.		7,550
74	Praxair, Inc.		6,167
125	Shin-Etsu Chemical Co., Ltd.		7,251
572	Xstrata plc		10,831
			67,655
	Media - 1.0%
603	WPP plc		6,236

	Pharmaceuticals, Biotechnology & Life Sciences - 6.3%
151	Amgen, Inc. ●		9,015
118	Celgene Corp. ●		7,318
68	Roche Holding AG		10,994
172	Teva Pharmaceutical Industries Ltd. ADR		10,843
			38,170
	Real Estate - 1.1%
1,643	Hang Lung Properties Ltd.		6,611

	Retailing - 7.0%
60	Amazon.com, Inc. ●		8,134
17,175	GOME Electrical Appliances Holdings Ltd.	.	5,761
117	Kohl's Corp. ●		6,384
1,231	Li & Fung Ltd.		6,052
378	Lowe's Co., Inc.		9,172
194	Urban Outfitters, Inc. ●		7,371
			42,874
	Semiconductors & Semiconductor Equipment - 4.8%
370	Marvell Technology Group Ltd. ●		7,545
422	NVIDIA Corp. ●		7,327
9	Samsung Electronics Co., Ltd.		6,676
708	Taiwan Semiconductor Manufacturing Co.,
	Ltd. ADR		7,432
			28,980
	Software & Services - 7.8%
161	Accenture plc		6,772
179	Adobe Systems, Inc. ●		6,321
21	Google, Inc. ●		12,174
612	Oracle Corp.		15,732
72	Visa, Inc.		6,522
			47,521
	Technology Hardware & Equipment - 11.3%
74	Apple, Inc. ●		17,338
667	Cisco Systems, Inc. ●		17,361
530	Dell, Inc. ●		7,961
398	EMC Corp. ●		7,176
1,316	Hon Hai Precision Industry Co., Ltd.		5,698

1

Hartford Global Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.3% - (continued)
	Technology Hardware & Equipment - 11.3% - (continued)
209	NetApp, Inc. ●	$6,808
149	Qualcomm, Inc.	6,245
		68,587
	Telecommunication Services - 2.0%
138	American Tower Corp. Class A ●	5,883
241	Softbank Corp.	5,956
		11,839
	Transportation - 2.3%
454	Delta Air Lines, Inc. ●	6,624
1,000	Mitsui O.S.K. Lines Ltd.	7,191
		13,815
	Total common stocks
	(cost $494,449)	$601,479

	Total long-term investments
	(cost $494,449)	$601,479

SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $247,
	collateralized by FHLMC 6.00%, 2037,
	FNMA 5.00%, 2035, value of $252)
$247	0.02%, 3/31/2010	$247
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $1,822,
	collateralized by FNMA 4.00% - 7.50%,
	2024 - 2039, value of $1,859)
1,822	0.03%, 3/31/2010	1,822
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 04/01/2010 in the
	amount of $203, collateralized by FNMA
	4.50%, 2040, value of $207)
203	0.01%, 3/31/2010	203
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $691,
	collateralized by FHLMC 4.00% - 6.00%,
	2018 - 2040, FNMA 4.00% - 6.50%, 2018 -
	2040, value of $708)
691	0.02%, 3/31/2010	691
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2010 in the amount of
	$2, collateralized by U.S. Treasury Note
	1.75%, 2014, value of $2)
2	0.01%, 3/31/2010	2
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 04/01/2010 in the
	amount of $419, collateralized by FNMA
	3.50% - 7.00%, 2019 - 2040, value of $427)
$419	0.01%, 3/31/2010		$419
			3,384
	Total short-term investments
	(cost $3,384)		$3,384

	Total investments
	(cost $497,833) ▲	99.9%	$604,863
	Other assets and liabilities	0.1%	451
	Total net assets	100.0%	$605,314

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 46.2% of total net assets at March 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $502,058 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$120,859
Unrealized Depreciation	(18,054)
Net Unrealized Appreciation	$102,805

●	Currently non-income producing.

Forward Foreign Currency Contracts Outstanding at March 31, 2010
				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
British Pound (Sell)	$748	$738	04/01/10	$(10)
British Pound (Sell)	890	883	04/06/10	(7)
Euro (Sell)	722	718	04/01/10	(4)
				$(21)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

2

Hartford Global Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Diversification by Country
as of March 31, 2010
Percentage of
Country	Net Assets
Brazil	2.1%
Canada	1.4
China	0.8
Denmark	0.9
Germany	4.4
Hong Kong	5.5
Israel	1.8
Japan	9.0
Netherlands	1.1
South Korea	1.1
Spain	1.0
Switzerland	4.1
Taiwan	2.1
United Kingdom	10.9
United States	53.1
Short-Term Investments	0.6
Other Assets and Liabilities	0.1
Total	100.0%

Investment Valuation Hierarchy Level Summary
March 31, 2010

	Total	Level 1 ♦	Level 2♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$15,138	$–	$15,138	$–
Banks	35,454	7,091	28,363	–
Capital Goods	66,871	46,686	20,185	–
Consumer Durables & Apparel	12,479	–	12,479	–
Consumer Services	16,263	16,263	–	–
Diversified Financials	31,061	23,156	7,905	–
Energy	39,620	34,086	5,534	–
Food & Staples Retailing	5,976	–	5,976	–
Food, Beverage & Tobacco	20,148	–	20,148	–
Health Care Equipment & Services	8,686	8,686	–	–
Household & Personal Products	6,705	–	6,705	–
Insurance	10,790	6,010	4,780	–
Materials	67,655	22,459	45,196	–
Media	6,236	–	6,236	–
Pharmaceuticals, Biotechnology & Life Sciences	38,170	27,176	10,994	–
Real Estate	6,611	–	6,611	–
Retailing	42,874	31,061	11,813	–
Semiconductors & Semiconductor Equipment	28,980	22,304	6,676	–
Software & Services	47,521	47,521	–	–
Technology Hardware & Equipment	68,587	62,889	5,698	–
Telecommunication Services	11,839	5,883	5,956	–
Transportation	13,815	6,624	7,191	–
Total	601,479	367,895	233,584	–
Short-Term Investments	3,384	–	3,384	–
Total	$604,863	$367,895	$236,968	$–
Liabilities:
Forward Foreign Currency Contracts*	21	–	21	–
Total	$21	$–	$21	$–

♦	For the period ended March 31, 2010, there were no significant transfers between Level 1 and Level 2.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

3

Hartford Global Health HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.7%
	Biotechnology - 22.1%
121	3SBio, Inc. ADR ●	$1,503
51	Affymax, Inc. ●	1,190
54	AMAG Pharmaceuticals, Inc. ●	1,882
89	Amgen, Inc. ●	5,331
185	Amylin Pharmaceuticals, Inc. ●	4,165
364	Celera Corp. ●	2,582
99	Celgene Corp. ●	6,122
112	Celldex Therapeutics, Inc. ●	687
34	Cephalon, Inc. ●	2,271
454	Cytokinetics, Inc. ●	1,451
55	Gilead Sciences, Inc. ●	2,515
677	Incyte Corp. ●	9,444
31	Ironwood Pharmaceuticals, Inc. ●	416
431	Ligand Pharmaceuticals Class B ●	753
13	OSI Pharmaceuticals, Inc. ●	744
87	Regeneron Pharmaceuticals, Inc. ●	2,305
33	Rigel Pharmaceuticals, Inc. ●	266
166	Seattle Genetics, Inc. ●	1,981
238	Siga Technologies, Inc. ●	1,577
59	Vertex Pharmaceuticals, Inc. ●	2,415
		49,600
	Drug Retail - 1.0%
65	CVS/Caremark Corp.	2,376

	Health Care Distributors - 8.4%
142	Amerisource Bergen Corp.	4,112
172	Cardinal Health, Inc.	6,179
132	McKesson Corp.	8,649
		18,940
	Health Care Equipment - 22.4%
126	Abiomed, Inc. ●	1,301
69	Baxter International, Inc.	3,998
49	Beckman Coulter, Inc.	3,077
51	CareFusion Corp. ●	1,348
174	China Medical Technologies, Inc. ADR	2,367
139	Covidien plc	7,004
62	DiaSorin S.p.A.	2,335
83	Hospira, Inc. ●	4,725
23	Masimo Corp.	605
222	Medtronic, Inc.	10,015
138	St. Jude Medical, Inc. ●	5,661
280	Volcano Corp. ●	6,770
62	Wright Medical Group, Inc. ●	1,109
		50,315
	Health Care Services - 1.0%
38	Fresenius Medical Care AG ADR	2,151
8	Rehabcare Group, Inc. ●	210
		2,361
	Health Care Technology - 0.2%
27	Eclipsys Corp. ●	535

	Life Sciences Tools & Services - 2.1%
62	PAREXEL International Corp. ●	1,436
62	Thermo Fisher Scientific, Inc. ●	3,205
		4,641
	Managed Health Care - 11.7%
156	Aetna, Inc.	5,477
104	Coventry Health Care, Inc. ●	2,569
95	Health Net, Inc. ●	2,353
293	UnitedHealth Group, Inc.	9,575
98	Wellpoint, Inc. ●	6,290
		26,264
	Pharmaceuticals - 29.8%
6	Alk-Abello A/S	497
32	Ardea Biosciences, Inc. ●	579
41	AstraZeneca plc ADR	1,811
198	Daiichi Sankyo Co., Ltd.	3,705
98	Eisai Co., Ltd.	3,477
714	Elan Corp. plc ADR ●	5,409
40	Eli Lilly & Co.	1,438
198	Forest Laboratories, Inc. ●	6,212
16	Ipsen	801
97	King Pharmaceuticals, Inc. ●	1,138
200	Medicines Co. ●	1,567
255	Merck & Co., Inc.	9,520
634	Pfizer, Inc.	10,865
11	Roche Holding AG	1,764
251	Shionogi & Co., Ltd.	4,785
100	Teva Pharmaceutical Industries Ltd. ADR	6,288
61	UCB S.A.	2,583
59	Warner Chilcott plc ●	1,510
62	Watson Pharmaceuticals, Inc. ●	2,569
48	Xenoport, Inc. ●	447
		66,965
	Total common stocks
	(cost $197,262)	$221,997

WARRANTS - 0.0%
	Biotechnology - 0.0%
48	Cytokinetics, Inc. ⌂	$21

	Total warrants
	(cost $–)	$21

	Total long-term investments
	(cost $197,262)	$222,018

SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $30,
	collateralized by FHLMC 6.00%, 2037,
	FNMA 5.00%, 2035, value of $30)
$30	0.02%, 3/31/2010	$30
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $220,
	collateralized by FNMA 4.00% - 7.50%,
	2024 - 2039, value of $225)
220	0.03%, 3/31/2010	220

1

Hartford Global Health HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value╪
SHORT-TERM INVESTMENTS - 0.2% - (continued)
	Repurchase Agreements - 0.2% - (continued)
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 04/01/2010 in the
	amount of $24, collateralized by FNMA
	4.50%, 2040, value of $25)
$24	0.01%, 3/31/2010		$24
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $84,
	collateralized by FHLMC 4.00% - 6.00%,
	2018 - 2040, FNMA 4.00% - 6.50%, 2018 -
	2040, value of $86)
84	0.02%, 3/31/2010		84
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2010 in the amount of
	$–, collateralized by U.S. Treasury Note
	1.75%, 2014, value of $–)
–	0.01%, 3/31/2010		–
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 04/01/2010 in the
	amount of $51, collateralized by FNMA
	3.50% - 7.00%, 2019 - 2040, value of $52)
51	0.01%, 3/31/2010		51
			409
	Total short-term investments
	(cost $409)		$409
	Total investments
	(cost $197,671) ▲	98.9%	$222,427
	Other assets and liabilities	1.1%	2,423
	Total net assets	100.0%	$224,850

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 16.5% of total net assets at March 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $201,220 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$40,452
Unrealized Depreciation	(19,245)
Net Unrealized Appreciation	$21,207

●	Currently non-income producing.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
05/2009	48	Cytokinetics, Inc. Warrants	$ –

The aggregate value of these securities at March 31, 2010 was $21 which represents 0.01% of total net assets.

Forward Foreign Currency Contracts Outstanding at March 31, 2010

Description	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Danish Krone (Buy)	$391	$388	04/07/10	$3
Japanese Yen (Sell)	6,201	6,445	02/04/11	244
				$247

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

2

Hartford Global Health HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2010
	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$221,997	$202,050	$19,947	$–
Warrants	21	–	21	–
Short-Term Investments	409	–	409	–
Total	$222,427	$202,050	$20,377	$–
Forward Foreign Currency Contracts *	247	–	247	–
Total	$247	$–	$247	$–

♦	For the period ended March 31, 2010, there were no significant transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

3

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value╪
COMMON STOCKS - 97.8%
	Automobiles & Components - 2.1%
8	Daimler AG	$390
9	Magna International, Inc.	549
17	Nok Corp.	257
20	Peugeot S.A.	587
9	Renault S.A.	411
		2,194
	Banks - 10.6%
21	Banco Santander Central Hispano S.A.	278
167	Bangkok Bank plc	711
11	Bank of Baroda	155
13	Bank of India	101
16	Bank of Nova Scotia	799
1	Banque Cantonale Vaudoise	270
57	Barclays Bank plc	313
7	BNP Paribas	554
62	BOC Hong Kong Holdings Ltd.	148
2	Citizens & Northern Corp.	26
62	Citizens Republic Bancorp, Inc. ●	73
12	Corp. Bank	129
241	Dah Sing Banking Group Ltd.	329
31	DNB Nor ASA	352
4	Foroya Banki P/F	125
2	Gronlandsbanken	147
3	HDFC Bank Ltd. ADR	355
42	HSBC Holding plc	430
30	Indian Overseas Bank	61
25	Itau Unibanco Banco Multiplo S.A. ADR	543
39	Karnataka Bank Ltd.	104
125	Mitsubishi UFJ Financial Group, Inc.	657
8	National Bank of Canada	475
22	Oriental Bank of Commerce	159
79	Oversea-Chinese Banking Corp., Ltd.	489
1	PNC Financial Services Group, Inc.	52
1	Punjab National Bank Ltd.	19
–	Ringkjoebing Landbobank	39
102	Security Bank Corp.	120
3	Societe Generale Class A	216
34	Standard Chartered plc	938
2	State Bank of India	109
13	Sterling Bancorp NY	128
6	Toronto-Dominion Bank	425
6	Toronto-Dominion Bank ADR	453
25	Turkiye Garanti Bankasi A.S.	117
15	Union Bank of India	101
5	Vestjysk Bank A/S	76
23	Wells Fargo & Co.	725
		11,301
	Capital Goods - 5.4%
1	AMETEK, Inc.	53
2	Arfon, Inc. ●	51
5	Boeing Co.	330
1	Carlisle Cos., Inc.	32
2	Caterpillar, Inc.	142
91	China State Construction International
	Holdings Ltd.	36
4	Cooper Industries plc Class A	188
1	Cubic Corp.	48
3	Danaher Corp.	207
1	Dover Corp.	35
3	Emerson Electric Co.	144
3	General Dynamics Corp.	220
33	General Electric Co.	593
76	Hansen Transmissions ●	104
1	Hochtief AG	82
5	Honeywell International, Inc.	225
2	IDEX Corp.	66
5	Illinois Tool Works, Inc.	259
9	Ingersoll-Rand plc	298
6	Komatsu Ltd.	129
19	Mitsui & Co., Ltd.	320
4	Northrop Grumman Corp.	271
4	Parker-Hannifin Corp.	240
5	Pentair, Inc.	193
1	Precision Castparts Corp.	89
1	Raytheon Co.	69
23	Rolls-Royce Group plc	212
6	Safran S.A.	164
6	Siemens AG	578
–	SMC Corp.	41
4	United Technologies Corp.	275
2	Vinci S.A.	138
		5,832
	Consumer Durables & Apparel - 1.2%
108	Anta Sports Products Ltd.	178
86	Barratt Developments plc	161
1	Coach, Inc.	47
6	Fortune Brands, Inc.	286
32	PDG Realty S.A.	270
5	Pulte Group, Inc. ●	57
53	Skyworth Digital Holdings Ltd.	62
1	Stanley Black & Decker, Inc.	42
296	Xtep International Holdings Ltd.	235
		1,338
	Consumer Services - 1.2%
1	Accor S.A.	37
4	Apollo Group, Inc. Class A ●	218
3	Ctrip.com International Ltd. ADR ●	113
5	McDonald's Corp.	313
10	Melco PBL Entertainment Ltd. ADR ●	50
1	New Oriental Education & Technology Group,
	Inc. ADR ●	109
3	Penn National Gaming, Inc. ●	95
–	Strayer Education, Inc.	52
66	Thomas Cook Group plc	270
		1,257
	Diversified Financials - 5.0%
89	Aberdeen Asset Management plc	175
13	Ameriprise Financial, Inc.	580
33	Bank of America Corp.	593
2	Bank Sarasin & Cie AG ●	89
3	Cetip S.A. - Balcao Organizado	24
6	Deutsche Boerse AG	427
4	Goldman Sachs Group, Inc.	694
9	ICAP plc	49
20	ING Groep N.V.	202
12	ING Groep N.V. ADR	115

1

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value╪
COMMON STOCKS - 97.8% - (continued)
	Diversified Financials - 5.0% - (continued)
6	Invesco Ltd.	$138
15	Julius Baer Group Ltd.	537
472	Metro Pacific Investments Corp. ●	32
17	Nasdaq OMX Group, Inc. ●	360
–	Osaka Securities Exchange Co., Ltd.	246
57	UBS AG	922
32	Uranium Participation Corp. ●	186
		5,369
	Energy - 11.1%
2	Anadarko Petroleum Corp.	130
4	Baker Hughes, Inc.	179
52	BG Group plc	906
63	BP plc	601
8	BP plc ADR	478
3	Cabot Oil & Gas Corp.	107
8	Canadian Natural Resources Ltd. ADR	577
3	Canadian Oil SandsTrust	94
3	Chesapeake Energy Corp.	71
4	Chevron Corp.	331
23	Cobalt International Energy ●	317
7	ConocoPhillips Holding Co.	349
11	Consol Energy, Inc.	450
5	Devon Energy Corp.	352
4	EnCana Corp. ADR	133
6	Eni S.p.A. ADR	275
4	EOG Resources, Inc.	358
12	Exxon Mobil Corp.	778
38	Ezra Holdings Ltd.	64
3	Frontline Ltd.	79
2	Green Plains Renewable Energy ●	28
9	Hess Corp.	554
32	Karoon Gas Australia Ltd. ●	249
55	Kunlun Energy Co. Ltd.	77
7	Marathon Oil Corp.	210
4	Massey Energy Co.	191
2	Noble Energy, Inc.	165
23	OAO Gazprom Class S ADR	528
2	Occidental Petroleum Corp.	184
8	OMV AG	297
1	Overseas Shipholding Group, Inc.	39
3	Peabody Energy Corp.	128
4	PetroChina Co., Ltd. ADR	434
3	Petroleo Brasileiro S.A. ADR	127
5	Reliance Industries Ltd.	122
9	Reliance Industries Ltd. GDR ■	424
1	Royal Dutch Shell plc ADR	40
44	Saras S.p.A.	120
8	SBM Offshore N.V.	158
5	Schlumberger Ltd.	332
–	SouthGobi Energy Resources ●	1
7	Suncor Energy, Inc.	231
3	Total S.A. ADR	198
1	Transocean, Inc. ●	52
2	Ultra Petroleum Corp. ●	92
7	Valero Energy Corp.	139
2	Williams Cos., Inc.	43
1	XTO Energy, Inc.	61
		11,853
	Food & Staples Retailing - 0.5%
25	AEON Co., Ltd.	287
2	Carrefour S.A.	98
2	CVS/Caremark Corp.	74
24	Olam International Ltd.	45
		504
	Food, Beverage & Tobacco - 6.9%
9	Altria Group, Inc.	180
10	Bajaj Hindusthan Ltd.	29
20	British American Tobacco plc	704
6	Cental Euro Distribution Corp. ●	198
31	China Green Holdings Ltd.	39
55	China Mengniu Dairy Co.	171
30	China Yurun Food Group Ltd.	92
6	Constellation Brands, Inc. Class A ●	106
14	Cosan Ltd. ●	132
15	Cott Corp. ●	112
5	Del Monte Foods Co.	77
15	Dr. Pepper Snapple Group	521
2	General Mills, Inc.	164
10	Groupe Danone	631
5	Heineken N.V.	279
20	Imperial Tobacco Group plc	621
–	Japan Tobacco, Inc.	178
13	Kraft Foods, Inc.	394
2	Lorillard, Inc.	139
36	Marine Harvest ●	32
3	Omega Protein Corp. ●	17
15	PepsiCo, Inc.	993
12	Philip Morris International, Inc.	629
30	PureCircle Ltd. ●	112
13	Smithfield Foods, Inc. ●	265
2	Swedish Match Ab	55
26	Tingyi Holding Corp.	62
9	Unilever N.V. CVA	279
74	Want Want China Holdings Ltd.	52
10	Zhongpin, Inc. ●	121
		7,384
	Health Care Equipment & Services - 3.3%
13	Aetna, Inc.	449
3	Amerisource Bergen Corp.	81
1	Baxter International, Inc.	43
1	Beckman Coulter, Inc.	78
10	Cardinal Health, Inc.	361
1	Coventry Health Care, Inc. ●	30
12	Covidien plc	586
1	Eclipsys Corp. ●	16
1	Health Net, Inc. ●	14
2	Hospira, Inc. ●	121
6	McKesson Corp.	381
10	Medtronic, Inc.	446
4	St. Jude Medical, Inc. ●	171
–	Synthes, Inc.	26
17	UnitedHealth Group, Inc.	569
2	Wellpoint, Inc. ●	134
		3,506
	Household & Personal Products - 0.4%
17	Dabur India Ltd.	61
1	Energizer Holdings, Inc. ●	66

2

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value╪
COMMON STOCKS - 97.8% - (continued)
	Household & Personal Products - 0.4% - (continued)
5	Hengan International Group Co., Ltd.	$37
1	Herbalife Ltd.	44
9	Hypermarcas S.A. ●	110
–	LG Household & Health Care Ltd.	62
21	Marico Ltd.	51
		431
	Insurance - 2.9%
13	ACE Ltd.	670
12	Allstate Corp.	375
39	Fortis	139
36	Irish Life & Permanent plc	142
6	Marsh & McLennan Cos., Inc.	152
–	Primerica Inc. ●	6
13	Principal Financial Group, Inc.	368
4	Progressive Corp.	73
6	Transatlantic Holdings, Inc.	327
3	Trygvesta A/S	223
17	Unum Group	429
1	Zurich Financial Services AG	158
		3,062
	Materials - 8.8%
8	African Barrick Gold Ltd. ●	74
1	Agrium, Inc.	46
1	Air Products and Chemicals, Inc.	103
8	Aquarius Platinum Ltd.	55
14	Asahi Kasei Corp.	76
7	Barrick Gold Corp.	283
8	BASF SE	499
5	BHP Billiton plc	172
2	Brenntag AG ●	143
81	China Shanshui Cement Group	45
5	Cliff's Natural Resources, Inc.	331
4	CRH plc	92
5	Croda International plc	72
3	Cytec Industries, Inc.	122
4	Dow Chemical Co.	110
5	Evraz Group S.A.	179
1	First Quantum Minerals Ltd.	91
5	FMC Corp.	294
1	Freeport-McMoRan Copper & Gold, Inc.	96
2	HeidelbergCement AG	98
547	Huabao International Holdings Ltd.	657
9	Ivanhoe Mines Ltd. ●	159
1	Martin Marietta Materials, Inc.	63
6	Methanex Corp.	153
9	Mosaic Co.	566
2	Newcrest Mining Ltd.	72
67	Nippon Steel Corp.	265
2	Owens-Illinois, Inc. ●	53
2	Potash Corp. of Saskatchewan, Inc.	244
2	Praxair, Inc.	139
2	Randgold Resources Ltd. ADR	177
31	Rexam plc	138
13	Rhodia S.A.	270
3	Rio Tinto Ltd.	199
10	Rio Tinto plc	564
2	Rockwood Holdings, Inc. ●	48
5	RTI International Metals, Inc. ●	157
7	Shin-Etsu Chemical Co., Ltd.	415
38	Showa Denko K.K.	85
2	Sino Forest Corp. ■●	37
9	Sino Forest Corp. Class A ●	185
13	Solutia, Inc. ●	211
50	Sumitomo Metal Industries	150
6	Teck Cominco Ltd. Class B ●	271
7	Vale S.A. - SP ADR	219
5	Vedanta Resources plc	190
36	Xstrata plc	677
		9,345
	Media - 1.6%
9	CBS Corp. Class B	127
8	Comcast Corp. Class A	147
2	DirecTV Class A ●	72
1	Discovery Communications, Inc. ●	43
1	DreamWorks Animation SKG, Inc. ●	24
3	Elsevier N.V.	36
1	Liberty Global, Inc. ●	40
1	McGraw-Hill Cos., Inc.	48
6	News Corp. Class A	84
2	Pearson plc	33
1	Publicis Groupe	37
1	SES Global S.A.	31
1	Thomson Reuters Corp.	47
2	Time Warner Cable, Inc.	102
3	Time Warner, Inc.	80
1	Viacom, Inc. Class B ●	24
2	Vivendi S.A.	60
16	Walt Disney Co.	542
1	Wolters Kluwer N.V.	23
9	WPP plc	89
		1,689
	Pharmaceuticals, Biotechnology & Life Sciences - 7.5%
2	Almirall S.A.	25
2	Amgen, Inc. ●	141
6	Amylin Pharmaceuticals, Inc. ●	132
1	Astellas Pharma, Inc.	53
7	AstraZeneca plc	321
5	AstraZeneca plc ADR	238
3	Celgene Corp. ●	214
2	Cephalon, Inc. ●	109
17	Daiichi Sankyo Co., Ltd.	317
14	Eisai Co., Ltd.	514
46	Elan Corp. plc ADR ●	345
17	Eli Lilly & Co.	621
7	Forest Laboratories, Inc. ●	205
3	Gilead Sciences, Inc. ●	149
2	H. Lundbeck A/S	29
1	Ipsen	49
1	Ironwood Pharmaceuticals, Inc. ●	12
3	Johnson & Johnson	228
3	King Pharmaceuticals, Inc. ●	35
4	Medicines Co. ●	33
24	Merck & Co., Inc.	914
4	Mylan, Inc. ●	83

3

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value╪
COMMON STOCKS - 97.8% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 7.5% - (continued)
1	OSI Pharmaceuticals, Inc. ●	$33
2	PAREXEL International Corp. ●	48
57	Pfizer, Inc.	984
5	Qiagen N.V. ●	104
3	Regeneron Pharmaceuticals, Inc. ●	81
1	Rigel Pharmaceuticals, Inc. ●	8
2	Roche Holding AG	247
3	Sanofi-Aventis S.A. ADR	94
11	Shionogi & Co., Ltd.	209
13	Teva Pharmaceutical Industries Ltd. ADR	832
3	Thermo Fisher Scientific, Inc. ●	142
5	UCB S.A.	215
1	Valeant Pharmaceuticals International ●	30
2	Vertex Pharmaceuticals, Inc. ●	66
2	Warner Chilcott plc ●	53
2	Watson Pharmaceuticals, Inc. ●	67
		7,980
	Real Estate - 0.3%
7	Forest City Enterprises, Inc. Class A ●	105
4	IFM Investments Ltd. ●	31
1	Unibail-Rodamco SE	143
10	Westfield Group	106
		385
	Retailing - 4.6%
2	ABC Mart, Inc.	72
3	Amazon.com, Inc. ●	391
8	American Eagle Outfitters, Inc.	142
8	B2W Companhia Global do Varejo	166
1	Best Buy Co., Inc.	51
3	CFAO ●	126
2	Don Quijote Co.	55
35	Esprit Holdings Ltd.	274
3	Foot Locker, Inc.	39
34	Gap, Inc.	778
11	Home Depot, Inc.	356
10	J Front Retailing Co., Ltd.	59
41	Kingfisher plc	133
3	Kohl's Corp. ●	146
5	Macy's, Inc.	100
58	New World Department Store China	56
195	Ontime Department Store	189
794	Oriental Watch Holdings	196
49	Pacific Brands Ltd.	59
4	Pinault-Printemps-Redoute S.A.	544
3	Sherwin-Williams Co.	169
13	Staples, Inc.	308
6	Target Corp.	313
1	Yamada Denki Co., Ltd.	55
38	Zhongsheng Group Holdings ●	56
		4,833
	Semiconductors & Semiconductor Equipment - 1.9%
3	Analog Devices, Inc.	89
3	Applied Materials, Inc.	38
13	Applied Micro Circuits Corp. ●	112
14	ASM Pacific Technology	136
–	Atheros Communications, Inc. ●	17
8	Broadcom Corp. Class A	281
7	Intel Corp.	145
17	Maxim Integrated Products, Inc.	330
9	MediaTek, Inc.	156
6	ON Semiconductor Corp. ●	44
13	RichTek Technology Corp.	138
–	Samsung Electronics Co., Ltd.	221
5	Skyworks Solutions, Inc. ●	79
48	Taiwan Semiconductor Manufacturing Co.,
	Ltd.	93
4	Texas Instruments, Inc.	96
9	TriQuint Semiconductor, Inc. ●	60
		2,035
	Software & Services - 6.6%
10	Accenture plc	399
2	Activision Blizzard, Inc.	19
6	Adobe Systems, Inc. ●	199
34	Alibaba.com Ltd.	68
3	Alliance Data Systems Corp. ●	222
7	Automatic Data Processing, Inc.	333
–	Baidu, Inc. ADR ●	71
3	BMC Software, Inc. ●	112
2	Check. Point Software Technologies Ltd. ADR ●	73
2	Citrix Systems, Inc. ●	93
20	eBay, Inc. ●	532
2	Equinix, Inc. ●	199
1	Gartner, Inc. Class A ●	27
2	Genpact Ltd. ●	42
1	Google, Inc. ●	598
91	Hi Sun Technology China Ltd. ●	68
2	Longtop Financial Technologies Ltd. ●	57
38	Microsoft Corp.	1,117
2	Netease.com, Inc. ●	72
41	Oracle Corp.	1,046
4	Perfect World Co., Ltd. ADR ●	135
9	Sapient Corp.	79
1	Shanda Interactive Entertainment Ltd. ADR ●	38
7	Tencent Holdings Ltd.	135
17	Tivit Terceirizacao De Tecno	169
3	TiVo, Inc. ●	50
3	Visa, Inc.	255
1	Vistaprint N.V. ●	68
37	Western Union Co.	630
2	Yahoo!, Inc. ●	38
		6,944
	Technology Hardware & Equipment - 4.8%
34	AAC Acoustic Technologies	57
49	Acer, Inc.	145
16	Alcatel - Lucent ADR	50
9	Alcatel S.A.	29
7	Apple, Inc. ●	1,728
8	BYD Co., Ltd.	84
17	Cisco Systems, Inc. ●	431
19	Dell, Inc. ●	292
47	Delta Electronics, Inc.	150
22	Digital China Holdings Ltd.	37
1	Finisar Corp. ●	16

4

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value╪
COMMON STOCKS - 97.8% - (continued)
	Technology Hardware & Equipment - 4.8% - (continued)
7	Hewlett-Packard Co.	$370
24	Hon Hai Precision Industry Co., Ltd.	104
3	Hon Hai Precision Industry Co., Ltd. GDR §	31
1	IBM Corp.	160
44	Motorola, Inc. ●	312
8	NetApp, Inc. ●	264
2	Polycom, Inc. ●	73
5	QLogic Corp. ●	95
13	Qualcomm, Inc.	552
1	Research In Motion Ltd. ●	66
1	Seagate Technology	15
39	Synnex Technology International Corp.	86
		5,147
	Telecommunication Services - 4.2%
–	American Tower Corp. Class A ●	13
6	Brasil Telecom S.A. ADR ●	110
2	Cellcom Israel Ltd.	64
3	Crown Castle International Corp. ●	123
4	France Telecom S.A.	108
4	KT Corp. ADR	85
12	Leap Wireless International, Inc. ●	194
3	MetroPCS Communications, Inc. ●	19
6	Millicom International Cellular S.A.	533
13	Mobile Telesystems OJSC ADR	724
20	MTN Group Ltd. ●	302
4	NII Holdings, Inc. Class B ●	177
4	P.T. Telekomunikasi Indonesia ADR	130
6	Partner Communications Co., Ltd. ADR	139
14	Qwest Communications International, Inc.	74
–	SBA Communications Corp. ●	15
3	SK Telecom Co., Ltd. ADR	58
4	Tele Norte Leste Participacoes S.A. ADR	69
390	Telecom Italia S.p.A.	440
8	Telefonica S.A.	184
3	Telefonica S.A. ADR	243
10	Telenor ASA	130
2	Tim Participacoes S.A. ADR	59
20	Turkcell Iletisim Hizmetleri A.S. ADR	299
7	TW Telecom, Inc. ●	130
8	Vimpel-Communications ADR	146
		4,568
	Transportation - 2.2%
3	Abertis Infraestructuras S.A.	51
2	Aegean Marine Petroleum Network	45
130	Air Asia BHD ●	55
31	Covenant Transport ●	184
11	Delta Air Lines, Inc. ●	163
9	DSV A/S	160
2	Expeditors International of Washington, Inc.	65
3	FedEx Corp.	294
2	Genesee & Wyoming, Inc. Class A ●	62
13	J.B. Hunt Transport Services, Inc.	469
63	Jiangsu Express Co., Ltd.	60
2	Kansas City Southern ●	58
1	Kuehne & Nagel International AG	56
6	Mitsui O.S.K. Lines Ltd.	43
4	Nippon Yusen	16
1	TNT N.V.	18
24	Toll Holdings Ltd.	166
3	UAL Corp. ●	51
5	United Parcel Service, Inc. Class B	337
4	US Airways Group, Inc. ●	32
2	Yusen Air & Sea Service Co., Ltd.	24
		2,409
	Utilities - 4.7%
7	Aqua America, Inc.	122
2	China Natural Gas ●	20
28	China Resources Power Holdings Co., Ltd.	61
4	CMS Energy Corp.	58
29	Companhia Energetica de Minas Gerais ADR	476
1	Electricite de France	79
32	Enel S.p.A.	179
3	EQT Corp.	123
4	Exelon Corp.	160
13	FPL Group, Inc.	630
11	Gaz de France	417
91	Guangdong Investment Ltd.	49
9	International Power plc	45
4	N.V. Energy, Inc.	52
12	National Grid plc	116
12	Northeast Utilities	340
1	OGE Energy Corp.	43
5	PG&E Corp.	227
2	Pinnacle West Capital Corp.	68
2	Questar Corp.	72
9	Red Electrica Corporacion S.A.	475
6	Severn Trent plc	104
17	Snam Rete Gas S.p.A.	87
12	Tokyo Electric Power Co., Inc.	328
25	Tokyo Gas Co., Ltd.	108
18	Tractebel Energia S.A.	200
2	UniSource Energy Corp.	56
5	Xcel Energy, Inc.	103
61	Xinao Gas Holdings Ltd.	156
		4,954
	Total common stocks
	(cost $90,301)	$104,320

PREFERRED STOCKS - 0.4%
	Banks - 0.3%
14	Banco Itau Holding	$301

	Telecommunication Services - 0.1%
3	Telemar Norte Leste S.A.	96

	Total preferred stocks
	(cost $285)	$397

5

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value╪
WARRANTS - 0.0%
	Banks - 0.0%
6	Washington Mutual, Inc. Private Placement ⌂●†	$–

	Total warrants
	(cost $–)	$–

EXCHANGE TRADED FUNDS - 0.1%
	Other Investment Pools and Funds - 0.1%
1	iShares MSCI EAFE Index Fund	$62
–	SPDR S&P Retail ETF	$17

	Total exchange traded funds
	(cost $72)	$79

	Total long-term investments
	(cost $90,658)	$104,796

SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 1.1%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $88,
	collateralized by FHLMC 6.00%, 2037,
	FNMA 5.00%, 2035, value of $89)
$88	0.02%, 3/31/2010	$88
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $647,
	collateralized by FNMA 4.00% - 7.50%,
	2024 - 2039, value of $660)
647	0.03%, 3/31/2010	647
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 04/01/2010 in the
	amount of $72, collateralized by FNMA
	4.50%, 2040, value of $73)
72	0.01%, 3/31/2010	72
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $245,
	collateralized by FHLMC 4.00% - 6.00%,
	2018 - 2040, FNMA 4.00% - 6.50%, 2018 -
	2040, value of $251)
245	0.02%, 3/31/2010	245
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2010 in the amount of
	$─, collateralized by U.S. Treasury Note
	1.75%, 2014, value of $1)
–	0.01%, 3/31/2010	–
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 04/01/2010 in the
	amount of $149, collateralized by FNMA
	3.50% - 7.00%, 2019 - 2040, value of $152)
149	0.01%, 3/31/2010		149
			1,201
	Total short-term investments
	(cost $1,201)		$1,201

	Total investments
	(cost $91,859) ▲	99.4%	$105,997
	Other assets and liabilities	0.6%	595
	Total net assets	100.0%	$106,592

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 49.5% of total net assets at March 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $95,581 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$16,805
Unrealized Depreciation	(6,389)
Net Unrealized Appreciation	$10,416

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at March 31, 2010, was $–, which represents –% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2010, was $461, which represents 0.43% of total net assets.

6

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2010, these securities amounted to $31 or 0.03% of total net assets.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
04/2008	6	Washington Mutual, Inc. Private
		Placement Warrants	$–

The aggregate value of these securities at March 31, 2010 was $– which represents –% of total net assets.

Futures Contracts Outstanding at March 31, 2010

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
S&P 500 Mini	1	Long	Jun 2010	$1

*	The number of contracts does not omit 000's.

Cash of $5 was pledged as initial margin deposit for open futures contracts at March 31, 2010.

Forward Foreign Currency Contracts Outstanding at March 31, 2010

	Market	Contract	Delivery	Unrealized Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Australian Dollar (Buy)	$25	$25	04/01/10	$–
Australian Dollar (Buy)	40	40	04/01/10	–
Euro (Buy)	53	53	04/01/10	–
Euro (Sell)	25	25	04/07/10	–
Euro (Sell)	25	25	04/06/10	–
Hong Kong Dollar (Sell)	76	76	04/01/10	–
Japanese Yen (Sell)	1	1	04/02/10	–
Japanese Yen (Sell)	886	920	02/04/11	34
Japanese Yen (Buy)	58	61	02/04/11	(3)
				$31

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Diversification by Country
as of March 31, 2010

Percentage of
Country	Net Assets
Australia	0.8%
Austria	0.3
Belgium	0.4
Brazil	2.7
Canada	5.2
China	1.4
Denmark	0.7
France	4.5
Germany	2.1
Hong Kong	3.3
India	1.9
Indonesia	0.1
Ireland	0.5
Israel	1.1
Italy	1.1
Japan	4.9
Jersey	0.2
Luxembourg	0.7
Malaysia	0.1
Netherlands	1.0
Norway	0.4
Philippines	0.1
Russia	1.3
Singapore	0.6
South Africa	0.3
South Korea	0.3
Spain	1.1
Sweden	0.0
Switzerland	2.3
Taiwan	0.7
Thailand	0.7
Turkey	0.4
United Kingdom	8.3
United States	48.8
Short-Term Investments	1.1
Other Assets and Liabilities	0.6
Total	100.0%

7

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2010

	Total	Level 1 ♦	Level 2♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$2,194	$549	$1,645	$–
Banks	11,301	4,054	7,247	–
Capital Goods	5,832	4,132	1,700	–
Consumer Durables & Apparel	1,338	702	636	–
Consumer Services	1,257	950	307	–
Diversified Financials	5,369	2,690	2,679	–
Energy	11,853	9,259	2,594	–
Food & Staples Retailing	504	74	430	–
Food, Beverage & Tobacco	7,384	4,160	3,224	–
Health Care Equipment & Services	3,506	3,480	26	–
Household & Personal Products	431	282	149	–
Insurance	3,062	2,400	662	–
Materials	9,345	4,554	4,791	–
Media	1,689	1,380	309	–
Pharmaceuticals, Biotechnology & Life Sciences	7,980	5,897	2,083	–
Real Estate	385	136	249	–
Retailing	4,833	3,141	1,692	–
Semiconductors & Semiconductor Equipment	2,035	1,291	744	–
Software & Services	6,944	6,673	271	–
Technology Hardware & Equipment	5,147	4,455	692	–
Telecommunication Services	4,568	3,404	1,164	–
Transportation	2,409	1,760	649	–
Utilities	4,954	2,750	2,204	–
Total	104,320	68,173	36,147	–
Exchange Traded Funds	79	79	–	–
Preferred Stocks	397	397	–	–
Warrants	–	–	–	–
Short-Term Investments	1,201	–	1,201	–
Total	$105,997	$68,649	$37,348	$–
Forward Foreign Currency Contracts*	34	–	34	–
Futures*	1	1	–	–
Total	$35	$1	$34	$–
Liabilities:
Forward Foreign Currency Contracts*	3	–	3	–
Total	$3	$–	$3	$–

♦	For the period ended March 31, 2010, there were no significant transfers between Level 1 and Level 2.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

8

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2010
Assets:
Common Stock	$6	$(409)	$410		$—	$(7)	$—	$—	$—
Warrants	—	—	—	*	—	—	—	—	—
Total	$6	$(409)	$410		$—	$(7)	$—	$—	$—

*	Change in unrealized gains or losses in the current period relating to assets still held at March 31, 2010 was $—.

9

Hartford Growth HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value╪
COMMON STOCKS - 96.0%
	Automobiles & Components - 2.8%
191	Harley-Davidson, Inc.	$5,361
127	Johnson Controls, Inc.	4,177
		9,538
	Banks - 5.1%
137	Itau Unibanco Banco Multiplo S.A. ADR	3,007
176	SunTrust Banks, Inc.	4,718
306	Wells Fargo & Co.	9,532
		17,257
	Capital Goods - 12.2%
76	Boeing Co.	5,548
12	Caterpillar, Inc.	749
40	Cummins, Inc.	2,496
43	Eaton Corp.	3,244
49	General Dynamics Corp.	3,777
92	Illinois Tool Works, Inc.	4,350
132	Ingersoll-Rand plc	4,617
258	Masco Corp.	3,998
151	PACCAR, Inc.	6,528
25	Precision Castparts Corp.	3,123
27	Siemens AG ADR	2,743
		41,173
	Consumer Durables & Apparel - 1.6%
60	Coach, Inc.	2,362
250	D.R. Horton, Inc.	3,151
		5,513
	Consumer Services - 3.9%
65	Apollo Group, Inc. Class A ●	3,981
294	International Game Technology	5,417
315	MGM Mirage, Inc. ●	3,777
		13,175
	Diversified Financials - 6.3%
85	Ameriprise Financial, Inc.	3,870
46	Goldman Sachs Group, Inc.	7,805
200	Moody's Corp.	5,953
211	UBS AG	3,429
		21,057
	Energy - 5.8%
77	Consol Energy, Inc.	3,281
72	Halliburton Co.	2,157
75	Hess Corp.	4,703
70	National Oilwell Varco, Inc.	2,824
101	Schlumberger Ltd.	6,398
		19,363
	Health Care Equipment & Services - 1.1%
73	Covidien plc	3,676

	Insurance - 3.6%
400	Lincoln National Corp.	12,271

	Materials - 4.3%
72	Barrick Gold Corp.	2,776
51	BHP Billiton Ltd. ADR	4,125
40	Freeport-McMoRan Copper & Gold, Inc.	3,341
71	Mosaic Co.	4,338
		14,580
	Pharmaceuticals, Biotechnology & Life Sciences - 2.0%
57	Celgene Corp. ●	3,537
46	Teva Pharmaceutical Industries Ltd. ADR	2,894
		6,431
	Retailing - 5.0%
33	Amazon.com, Inc. ●	4,533
176	Lowe's Co., Inc.	4,275
166	Staples, Inc.	3,874
83	Target Corp.	4,367
		17,049
	Semiconductors & Semiconductor Equipment - 5.9%
159	Altera Corp.	3,853
134	Analog Devices, Inc.	3,870
345	Intel Corp.	7,678
188	Texas Instruments, Inc.	4,600
		20,001
	Software & Services - 18.7%
63	Accenture plc	2,657
109	BMC Software, Inc. ●	4,131
35	Citrix Systems, Inc. ●	1,652
228	eBay, Inc. ●	6,157
19	Google, Inc. ●	10,614
21	Mastercard, Inc.	5,261
77	McAfee, Inc. ●	3,071
442	Microsoft Corp.	12,928
437	Oracle Corp.	11,232
66	VeriSign, Inc. ●	1,721
207	Western Union Co.	3,512
		62,936
	Technology Hardware & Equipment - 16.9%
67	Apple, Inc. ●	15,757
583	Cisco Systems, Inc. ●	15,171
384	EMC Corp. ●	6,920
8	IBM Corp.	973
189	Juniper Networks, Inc. ●	5,785
265	NetApp, Inc. ●	8,617
88	Qualcomm, Inc.	3,686
		56,909
	Transportation - 0.8%
29	FedEx Corp.	2,698

	Total common stocks
	(cost $264,650)	$323,627

	Total long-term investments
	(cost $264,650)	$323,627

SHORT-TERM INVESTMENTS - 4.2%
	Repurchase Agreements - 4.2%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $1,029,
	collateralized by FHLMC 6.00%, 2037,
	FNMA 5.00%, 2035, value of $1,050)
$1,029	0.02%, 3/31/2010	$1,029

1

Hartford Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value╪
SHORT-TERM INVESTMENTS - 4.2% - (continued)
	Repurchase Agreements - 4.2% - (continued)
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $7,593,
	collateralized by FNMA 4.00% - 7.50%,
	2024 - 2039, value of $7,745)
$7,593	0.03%, 3/31/2010		$7,593
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 04/01/2010 in the
	amount of $845, collateralized by FNMA
	4.50%, 2040, value of $862)
845	0.01%, 3/31/2010		845
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $2,880,
	collateralized by FHLMC 4.00% - 6.00%,
	2018 - 2040, FNMA 4.00% - 6.50%, 2018 -
	2040, value of $2,949)
2,880	0.02%, 3/31/2010		2,880
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2010 in the amount of
	$7, collateralized by U.S. Treasury Note
	1.75%, 2014, value of $7)
7	0.01%, 3/31/2010		7
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 04/01/2010 in the
	amount of $1,745, collateralized by FNMA
	3.50% - 7.00%, 2019 - 2040, value of
	$1,780)
1,745	0.01%, 3/31/2010		1,745
			14,099
	Total short-term investments
	(cost $14,099)		$14,099

	Total investments
	(cost $278,749) ▲	100.2%	$337,726
	Other assets and liabilities	(0.2)%	(653)
	Total net assets	100.0%	$337,073

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.6% of total net assets at March 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $284,731 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$59,994
Unrealized Depreciation	(6,999)
Net Unrealized Appreciation	$52,995

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
March 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$323,627	$320,198	$3,429	$–
Short-Term Investments	14,099	–	14,099	–
Total	$337,726	$320,198	$17,528	$–

♦	For the period ended March 31, 2010, there were no significant transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

2

Hartford High Yield HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.0%
	Finance and Insurance - 0.0%
	Soundview NIM Trust
$2,490	0.00%, 12/25/2036 ⌂●	$–

	Total asset & commercial mortgage backed
	securities
	(cost $2,478)	$–

CORPORATE BONDS: INVESTMENT GRADE - 0.9%
	Apparel Manufacturing - 0.4%
	Phillips Van-Heusen Corp.
$2,780	7.75%, 11/15/2023 ‡	$2,773

	Finance and Insurance - 0.5%
	Goldman Sachs Capital Trust II
4,925	5.79%, 06/01/2012 ‡♠Δ	4,174

	Total corporate bonds: investment grade
	(cost $5,162)	$6,947

CORPORATE BONDS: NON-INVESTMENT GRADE - 91.6%
	Accommodation and Food Services - 4.5%
	Harrah's Operating Co., Inc.
$2,210	10.75%, 02/01/2016	$1,840
2,610	11.25%, 06/01/2017	2,812
	MGM Mirage, Inc.
12,035	11.13%, 11/15/2017 ■	13,539
13,370	11.38%, 03/01/2018 ■	12,902
	MTR Gaming Group, Inc.
2,195	12.63%, 07/15/2014	2,168
		33,261
	Administrative Waste Management and Remediation - 0.6%
	Garda World Security Co.
1,340	9.75%, 03/15/2017 ■	1,372
	West Corp.
2,760	9.50%, 10/15/2014	2,836
		4,208
	Agriculture, Forestry, Fishing and Hunting - 1.6%
	ASG Consolidated Finance LLC
8,162	11.50%, 11/01/2011	8,203
	Weyerhaeuser Co.
3,415	7.38%, 03/15/2032	3,291
		11,494
	Air Transportation - 1.0%
	Bristow Group, Inc.
2,095	7.50%, 09/15/2017	2,116
	Continental Airlines, Inc.
2,883	7.37%, 12/15/2015	2,724
	United Air Lines, Inc.
2,110	9.88%, 08/01/2013 ■	2,216
		7,056
	Apparel Manufacturing - 1.5%
	Levi Strauss & Co.
5,465	9.75%, 01/15/2015	5,724
	Quiksilver, Inc.
5,885	6.88%, 04/15/2015	5,444
		11,168
	Arts, Entertainment and Recreation - 8.1%
	Cenveo, Inc.
2,160	10.50%, 08/15/2016 ■	2,200
	Clear Channel Worldwide Holdings, Inc.
2,715	9.25%, 12/15/2017 ■	2,837
	Echostar DBS Corp.
2,690	7.75%, 05/31/2015	2,811
	Equinix, Inc.
2,825	8.13%, 03/01/2018	2,924
	FireKeepers Development Authority
7,085	13.88%, 05/01/2015 ■	8,201
	First Data Corp.
10,817	10.55%, 09/24/2015	9,140
	Marquee Holdings, Inc.
2,985	9.51%, 08/15/2014	2,500
	McClatchy Co.
3,665	11.50%, 02/15/2017 ■	3,743
	Sinclair Broadcasting Group, Inc.
2,754	6.00%, 09/15/2012 ۞	2,609
	Sirius Satellite Radio, Inc.
1,450	7.00%, 12/01/2014 ۞■	1,410
1,405	9.63%, 08/01/2013	1,474
	TL Acquisitions, Inc.
4,030	13.25%, 07/15/2015 ■	3,909
	Universal City Development Partners Ltd.
4,165	10.88%, 11/15/2016 ■	4,352
	UPC Germany GMBH
2,795	8.13%, 12/01/2017 ■	2,883
	Virgin Media Finance plc
2,955	9.50%, 08/15/2016	3,228
	XM Satellite Radio, Inc.
4,725	13.00%, 08/01/2013 ■	5,322
		59,543
	Chemical Manufacturing - 2.4%
	Eastman Kodak Co.
2,400	9.75%, 03/01/2018 ■	2,376
	Georgia Gulf Corp.
2,775	9.00%, 01/15/2017 ■	2,903
	Hexion Specialty Chemicals
2,870	9.75%, 11/15/2014	2,928
	Huntsman International LLC
4,900	5.50%, 06/30/2016 ■	4,447
	JohnsonDiversey Holdings, Inc.
2,680	8.25%, 11/15/2019 ■	2,774
	Solutia, Inc.
2,025	7.88%, 03/15/2020	2,050
		17,478
	Computer and Electronic Product Manufacturing - 2.3%
	Advanced Micro Devices, Inc.
2,155	8.13%, 12/15/2017 ■‡	2,220
	Nextel Communications, Inc.
2,365	7.38%, 08/01/2015	2,247
	Seagate Technology International
5,515	10.00%, 05/01/2014 ■	6,246

1

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 91.6% - (continued)
	Computer and Electronic Product Manufacturing - 2.3% - (continued)
	Sorenson Communications
$3,650	10.50%, 02/01/2015 ■	$3,522
	Viasystems, Inc.
2,380	12.00%, 01/15/2015 ■	2,576
		16,811
	Construction - 1.0%
	Beazer Homes USA, Inc.
2,445	8.38%, 04/15/2012	2,439
	D.R. Horton, Inc.
2,130	6.50%, 04/15/2016	2,135
	Pulte Homes, Inc.
2,750	7.88%, 06/15/2032	2,516
		7,090
	Educational Services - 0.3%
	Laureate Education, Inc.
2,275	10.00%, 08/15/2015 ■	2,326

	Fabricated Metal Product Manufacturing - 0.5%
	Crown Americas, Inc.
3,360	7.63%, 05/15/2017 ■	3,503

	Finance and Insurance - 11.9%
	American General Finance Corp.
27,293	6.90%, 12/15/2017	23,906
	Bank of America Capital II
4,920	8.00%, 12/15/2026	4,945
	CIT Group Funding Co.
3,440	10.25%, 05/01/2017	3,560
	CIT Group, Inc.
7,570	7.00%, 05/01/2017	6,983
	Developers Diversified Realty Corp.
2,560	9.63%, 03/15/2016	2,864
	Ford Motor Credit Co.
7,750	12.00%, 05/15/2015	9,259
	GMAC LLC
7,145	7.00%, 02/01/2012	7,270
2,900	8.00%, 11/01/2031	2,770
	Host Hotels & Resorts L.P.
3,000	9.00%, 05/15/2017 ■	3,240
	Janus Capital Group, Inc.
3,570	6.95%, 06/15/2017	3,549
	LBI Escrow Corp.
1,510	8.00%, 11/01/2017 ■☼	1,567
	Leucadia National Corp.
2,930	7.13%, 03/15/2017	2,901
	Liberty Mutual Group, Inc.
3,210	10.75%, 06/15/2058 ■	3,595
	LPL Holdings, Inc.
7,495	10.75%, 12/15/2015 ■‡	7,785
	Provident Funding Associates
3,020	10.25%, 04/15/2017 ■☼	3,020
		87,214
	Food Manufacturing - 2.4%
	Dole Food Co., Inc.
4,219	13.88%, 03/15/2014	5,079
	Smithfield Foods, Inc.
9,085	7.00%, 08/01/2011	9,278
3,265	10.00%, 07/15/2014 ■	3,640
		17,997
	Food Services - 0.4%
	Landry's Restaurants, Inc.
2,660	11.63%, 12/01/2015 ■	2,859

	Health Care and Social Assistance - 6.6%
	Biomet, Inc.
2,520	10.38%, 10/15/2017	2,772
	HCA, Inc.
6,745	7.50%, 11/15/2095	5,295
1,470	8.36%, 04/15/2024	1,393
1,970	8.50%, 04/15/2019 ■	2,119
6,610	9.25%, 11/15/2016	7,027
	HealthSouth Corp.
2,595	10.75%, 06/15/2016	2,806
	IASIS Healthcare Capital Corp.
3,435	8.75%, 06/15/2014 ‡	3,499
	Inverness Medical Innovation, Inc.
2,775	9.00%, 05/15/2016	2,830
	Multiplan Corp.
4,690	10.38%, 04/15/2016 ■	4,831
	Psychiatric Solutions, Inc.
1,850	7.75%, 07/15/2015	1,885
	Reable Therapeutics Finance LLC
3,970	11.75%, 11/15/2014	4,208
	Rite Aid Corp.
10,535	7.70%, 02/15/2027	6,426
3,000	10.25%, 10/15/2019	3,203
		48,294
	Information - 12.1%
	Charter Communications Operating LLC
3,315	8.00%, 04/30/2012 ■Ψ	3,522
4,620	10.88%, 09/15/2014 ■Ψ	5,169
	Citizens Communications Co.
6,505	7.88%, 01/15/2027	5,854
	Clearwire Corp.
2,800	12.00%, 12/01/2015 ■	2,856
	CSC Holdings, Inc.
3,015	8.50%, 04/15/2014 ■	3,211
	GXS Worldwide, Inc.
3,150	9.75%, 06/15/2015 ■	3,032
	Intelsat Bermuda Ltd.
2,811	11.50%, 02/04/2017	2,881
	Intelsat Intermediate Holdings Ltd.
6,850	9.50%, 02/01/2015	7,090
	Intelsat Jackson Holdings Ltd.
8,835	11.50%, 06/15/2016	9,498
	Level 3 Financing, Inc.
6,660	10.00%, 02/01/2018 ■	6,360
	MetroPCS Wireless, Inc.
2,785	9.25%, 11/01/2014	2,848
	New Communications Holdings
1,430	8.25%, 04/15/2017 ■☼	1,455
895	8.50%, 04/15/2020 ■☼	902

2

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 91.6% - (continued)
	Information - 12.1% - (continued)
	Qwest Corp.
$2,920	7.25%, 10/15/2035	$2,818
	Sprint Capital Corp.
12,625	8.38%, 03/15/2012	13,130
5,230	8.75%, 03/15/2032	4,851
	Videotron Ltee
3,251	9.13%, 04/15/2018	3,612
	Wind Acquisition Finance S.A.
3,580	11.75%, 07/15/2017 ■	3,956
1,938	12.00%, 12/01/2015 ■	2,093
	Windstream Corp.
3,460	8.63%, 08/01/2016	3,538
		88,676
	Machinery Manufacturing - 0.7%
	Case New Holland, Inc.
2,095	7.75%, 09/01/2013 ■	2,174
	Goodman Global, Inc.
2,600	13.50%, 02/15/2016	2,905
		5,079
	Mining - 1.4%
	Consol Energy, Inc.
1,565	8.00%, 04/01/2017 ■	1,608
1,250	8.25%, 04/01/2020 ■	1,284
	International Coal Group, Inc.
2,900	9.13%, 04/01/2018	2,944
	James River Coal Co.
2,420	9.38%, 06/01/2012	2,462
	Teck Resources Ltd.
1,660	10.75%, 05/15/2019	2,034
		10,332
	Miscellaneous Manufacturing - 1.7%
	Easton-Bell Sports, Inc.
3,005	9.75%, 12/01/2016 ■	3,163
	L-3 Communications Corp.
3,465	6.13%, 01/15/2014	3,526
	Reddy Ice Corp.
2,500	11.25%, 03/15/2015 ■	2,625
	Transdigm, Inc.
3,175	7.75%, 07/15/2014 ■	3,254
		12,568
	Motor Vehicle & Parts Manufacturing - 3.1%
	ESCO Corp.
2,875	8.63%, 12/15/2013 ■	2,890
	Ford Motor Co.
4,730	9.22%, 09/15/2021	4,908
	Tenneco Automotive, Inc.
4,148	10.25%, 07/15/2013	4,298
	Tenneco, Inc.
3,355	8.63%, 11/15/2014	3,405
	UCI Holdco, Inc.
7,584	8.26%, 12/15/2013 Δ	7,129
		22,630
	Paper Manufacturing - 2.0%
	Appleton Papers, Inc.
3,503	11.25%, 12/15/2015 ■	3,223
	Domtar Corp.
3,270	10.75%, 06/01/2017	3,973
	Georgia-Pacific LLC
4,295	8.25%, 05/01/2016 ■	4,681
	Westvaco Corp.
2,486	8.20%, 01/15/2030	2,733
		14,610
	Petroleum and Coal Products Manufacturing - 7.6%
	Alon Refinancing Krotz Springs, Inc.
2,915	13.50%, 10/15/2014	2,806
	Bill Barrett Corp.
3,275	9.88%, 07/15/2016	3,529
	Chesapeake Energy Corp.
3,900	9.50%, 02/15/2015	4,241
	Crosstex Energy, Inc.
2,690	8.88%, 02/15/2018 ■	2,774
	Denbury Resources, Inc.
2,320	9.75%, 03/01/2016	2,552
	Drummond Co., Inc.
3,260	9.00%, 10/15/2014 ■	3,358
	Ferrellgas Partners L.P.
1,980	9.13%, 10/01/2017 ■	2,074
	Gibson Energy
2,200	10.00%, 01/15/2018 ■	2,161
	Headwaters, Inc.
2,745	11.38%, 11/01/2014 ■	2,865
	Key Energy Services, Inc.
3,200	8.38%, 12/01/2014	3,236
	Linn Energy LLC
3,665	11.75%, 05/15/2017 ■	4,160
	Opti Canada, Inc.
3,075	8.25%, 12/15/2014	2,890
895	9.00%, 12/15/2012 ■	922
	Petrohawk Energy Corp.
3,205	9.13%, 07/15/2013	3,345
	Plains Exploration & Production Co.
3,895	10.00%, 03/01/2016	4,304
	Sandridge Energy, Inc.
2,890	8.63%, 04/01/2015	2,811
	Star Gas Partners L.P.
1,233	10.25%, 02/15/2013	1,255
	Targa Resources Partners
2,855	11.25%, 07/15/2017 ■	3,212
	Western Refining, Inc.
3,890	11.25%, 06/15/2017 ■	3,501
		55,996
	Pipeline Transportation - 0.9%
	Dynegy Holdings, Inc.
3,670	7.75%, 06/01/2019	2,771
	El Paso Corp.
3,610	7.80%, 08/01/2031	3,548
		6,319
	Plastics and Rubber Products Manufacturing - 0.7%
	Plastipak Holdings, Inc.
2,425	10.63%, 08/15/2019 ■	2,698
	Solo Cup Co.
2,295	8.50%, 02/15/2014	2,243
		4,941

3

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 91.6% - (continued)
	Primary Metal Manufacturing - 0.7%
	Novelis, Inc.
$2,735	11.50%, 02/15/2015	$2,943
	Steel Dynamics, Inc.
2,040	7.75%, 04/15/2016	2,132
		5,075
	Printing and Related Support Activities - 0.8%
	Harland Clarke Holdings
3,030	9.50%, 05/15/2015	2,840
	Sheridan Group, Inc.
3,100	10.25%, 08/15/2011	3,077
		5,917
	Professional, Scientific and Technical Services - 2.5%
	Affinion Group, Inc.
2,730	10.13%, 10/15/2013	2,798
12,370	11.50%, 10/15/2015	12,679
	SunGard Data Systems, Inc.
2,610	10.25%, 08/15/2015	2,744
		18,221
	Real Estate and Rental and Leasing - 1.6%
	Ashtead Capital, Inc.
3,540	9.00%, 08/15/2016 ■	3,584
	Avis Budget Car Rental LLC
650	9.63%, 03/15/2018 ■	679
	Hertz Corp.
3,480	8.88%, 01/01/2014	3,576
	Maxim Crane Works L.P.
1,525	12.25%, 04/15/2015 ■☼	1,484
	Realogy Corp.
2,520	11.00%, 04/15/2014	2,205
		11,528
	Retail Trade - 4.6%
	AutoNation, Inc.
675	6.75%, 04/15/2018 ☼	665
	Building Materials Corp.
2,190	7.50%, 03/15/2020 ■	2,185
	Dollar General Corp.
6,149	11.88%, 07/15/2017	7,164
	J.C. Penney Co., Inc.
3,125	7.63%, 03/01/2097	2,828
	Macys, Inc.
4,045	6.90%, 04/01/2029	3,843
	Michaels Stores, Inc.
3,980	11.38%, 11/01/2016	4,298
	Nebraska Book Co.
3,855	10.00%, 12/01/2011	3,980
	New Albertson's, Inc.
3,665	8.00%, 05/01/2031	3,152
	United Components, Inc.
2,200	9.38%, 06/15/2013	2,211
	Yankee Acquisition Corp.
3,545	8.50%, 02/15/2015	3,651
		33,977
	Textile Product Mills - 0.4%
	Interface, Inc.
2,440	11.38%, 11/01/2013	2,751

	Utilities - 4.3%
	AES Corp.
2,535	9.75%, 04/15/2016 ■	2,744
	Calpine Corp.
3,520	7.25%, 10/15/2017 ■	3,458
	Edison Mission Energy
4,930	7.00%, 05/15/2017	3,438
	Energy Future Holdings Corp.
7,618	11.25%, 11/01/2017	5,180
	Mirant Americas Generation LLC
6,175	8.30%, 05/01/2011	6,345
	Mirant North America LLC
2,120	7.38%, 12/31/2013	2,115
	NRG Energy, Inc.
5,500	8.50%, 06/15/2019	5,569
	Reliant Energy, Inc.
2,702	9.24%, 07/02/2017	2,891
		31,740
	Water Transportation - 1.0%
	Martin Midstream Partners L.P.
335	8.88%, 04/01/2018 ■	338
	Royal Caribbean Cruises Ltd.
3,405	11.88%, 07/15/2015	4,009
	Ship Finance International Ltd.
2,950	8.50%, 12/15/2013	2,921
		7,268
	Wholesale Trade - 0.4%
	McJunkin Red Man Corp.
2,800	9.50%, 12/15/2016 ■	2,860

	Total corporate bonds: non-investment grade
	(cost $621,214)	$670,790

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 5.1%
	Arts, Entertainment and Recreation - 1.1%
	AMC Entertainment Holdings, Inc.
$6,845	5.26%, 06/13/2012 ±	$6,486
	Chester Downs and Marina LLC
1,373	12.38%, 07/31/2016 ±	1,402
		7,888
	Chemical Manufacturing - 0.2%
	Lyondell Chemical Co., DIP Term Loan
1,225	6.80%, 06/03/2010 ◊☼Ψ	1,267

	Computer and Electronic Product Manufacturing - 0.9%
	Freescale Semiconductor, Inc.
2,661	12.50%, 12/15/2014 ±	2,730
	Infor Lux Bond Co.
5,905	8.25%, 09/02/2014 ±	3,713
		6,443
	Finance and Insurance - 0.7%
	Nuveen Investments, Inc.
4,673	12.50%, 07/31/2015 ±	4,988

4

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 5.1% - (continued)
	Health Care and Social Assistance - 0.3%
	IASIS Healthcare Capital Corp.
$2,519	5.25%, 06/13/2014 ±		$2,341

	Information - 1.6%
	Level 3 Communications Corp.
6,657	11.50%, 03/13/2014 ±		7,256
	WideOpenWest Finance LLC
5,612	7.23%, 06/29/2015 ±		4,899
			12,155
	Petroleum and Coal Products Manufacturing - 0.3%
	Turbo Beta Ltd.
2,554	14.50%, 03/12/2018 ±⌂†		2,222

	Total senior floating rate interests: non-
	investment grade
	(cost $36,787)		$37,304

COMMON STOCKS - 0.6%
	Automobiles & Components - 0.6%
55	Lear Corp. ●		$4,333

	Total common stocks
	(cost $2,957)		$4,333

	Total long-term investments
	(cost $668,598)		$719,374

SHORT-TERM INVESTMENTS - 0.7%
	Investment Pools and Funds - 0.7%
	JP Morgan U.S. Government Money
5,142	Market Fund		$5,142
	State Street Bank U.S. Government Money
–	Market Fund		–
			5,142
	Total short-term investments
	(cost $5,142)		$5,142

	Total investments
	(cost $673,740) ▲	98.9%	$724,516
	Other assets and liabilities	1.1%	7,756
	Total net assets	100.0%	$732,272

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.1% of total net assets at March 31, 2010.

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $675,550 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$55,622
Unrealized Depreciation	(6,656)
Net Unrealized Appreciation	$48,966

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the  supervision of the Fund's Board of Directors at March 31, 2010, was $2,222, which represents 0.30% of total net assets.

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2010, was $232,950, which represents 31.81% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

۞	Convertible security.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at March 31, 2010 was $10,087.

±	The interest rate disclosed for these securities represents the average coupon as of March 31, 2010.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of March 31, 2010.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

♦
Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

5

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
02/2007	$2,490	Soundview NIM Trust, 0.00%,
		12/25/2036 - 144A	$2,478
06/2008 -	$2,554	Turbo Beta Ltd., 14.50%,
11/2009		03/12/2018	2,554

The aggregate value of these securities at March 31, 2010 was $2,222 which represents 0.30% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
March 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$–	$–	$–	$–
Common Stocks ‡	4,333	4,333	–	–
Corporate Bonds: Investment Grade	6,947	–	6,947	–
Corporate Bonds: Non-Investment Grade	670,790	–	662,897	7,893
Senior Floating Rate Interests: Non-Investment Grade	37,304	–	35,082	2,222
Short-Term Investments	5,142	5,142	–	–
Total	$724,516	$9,475	$704,926	$10,115

♦	For the period ended March 31, 2010, there were no significant transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2010
Assets:
Asset & Commercial Mortgage
Backed Securities	$—	$—	$—	*	$—	$—	$—	$—	$—
Corporate Bonds and Senior
Floating Rate Interests	4,970	(114)	736	†	5,169	(646)	—	—	10,115
Total	$4,970	$(114)	$736		$5,169	$(646)	$—	$—	$10,115

*	Change in unrealized gains or losses in the current period relating to assets still held at March 31, 2010 was $—.

†	Change in unrealized gains or losses in the current period relating to assets still held at March 31, 2010 was $725.

6

Hartford Index HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0%
	Automobiles & Components - 0.7%
318	Ford Motor Co. ●	$3,995
23	Goodyear Tire & Rubber Co. ●	290
22	Harley-Davidson, Inc.	619
63	Johnson Controls, Inc.	2,092
		6,996
	Banks - 3.2%
65	BB&T Corp.	2,109
16	Comerica, Inc.	623
75	Fifth Third Bankcorp	1,019
21	First Horizon National Corp. ●	298
45	Hudson City Bancorp, Inc.	633
68	Huntington Bancshares, Inc.	363
83	Keycorp	642
8	M&T Bank Corp.	626
50	Marshall & Ilsley Corp.	401
35	People's United Financial, Inc.	548
49	PNC Financial Services Group, Inc.	2,912
113	Regions Financial Corp.	884
47	SunTrust Banks, Inc.	1,261
181	US Bancorp	4,674
489	Wells Fargo & Co.	15,214
14	Zion Bancorp	309
		32,516
	Capital Goods - 7.9%
67	3M Co.	5,614
71	Boeing Co.	5,190
59	Caterpillar, Inc.	3,704
19	Cummins, Inc.	1,178
25	Danaher Corp.	1,973
40	Deere & Co.	2,376
18	Dover Corp.	821
16	Eaton Corp.	1,184
71	Emerson Electric Co.	3,572
12	Fastenal Co.	596
5	First Solar, Inc. ●	563
5	Flowserve Corp.	579
17	Fluor Corp.	783
36	General Dynamics Corp.	2,810
1,007	General Electric Co.	18,323
12	Goodrich Corp.	832
72	Honeywell International, Inc.	3,264
37	Illinois Tool Works, Inc.	1,729
17	ITT Corp.	927
12	Jacobs Engineering Group, Inc. ●	533
11	L-3 Communications Holdings, Inc.	995
30	Lockheed Martin Corp.	2,474
34	Masco Corp.	525
29	Northrop Grumman Corp.	1,873
34	PACCAR, Inc.	1,489
11	Pall Corp.	449
15	Parker-Hannifin Corp.	980
13	Precision Castparts Corp.	1,699
20	Quanta Services, Inc. ●	381
36	Raytheon Co.	2,041
13	Rockwell Automation, Inc.	760
15	Rockwell Collins, Inc.	929
9	Roper Industries, Inc.	509
5	Snap-On, Inc.	235
26	Textron, Inc.	546
88	United Technologies Corp.	6,506
6	W.W. Grainger, Inc.	628
		79,570
	Commercial & Professional Services - 0.6%
11	Avery Dennison Corp.	385
12	Cintas Corp.	349
5	Dun & Bradstreet Corp.	359
12	Equifax, Inc.	428
17	Iron Mountain, Inc.	468
20	Pitney Bowes, Inc.	478
19	R.R. Donnelley & Sons Co.	414
31	Republic Services, Inc.	888
14	Robert Half International, Inc.	428
8	Stericycle, Inc. ●	438
46	Waste Management, Inc.	1,576
		6,211
	Consumer Durables & Apparel - 1.0%
30	Coach, Inc.	1,172
26	D.R. Horton, Inc.	328
25	Eastman Kodak Co.	147
14	Fortune Brands, Inc.	694
7	Harman International Industries, Inc.	309
12	Hasbro, Inc.	444
14	Leggett & Platt, Inc.	303
15	Lennar Corp.	265
34	Mattel, Inc.	780
26	Newell Rubbermaid, Inc.	399
37	NIKE, Inc. Class B	2,702
5	Polo Ralph Lauren Corp.	463
30	Pulte Group, Inc. ●	337
15	Stanley Black & Decker, Inc.	850
8	V.F. Corp.	670
7	Whirlpool Corp.	615
		10,478
	Consumer Services - 1.7%
12	Apollo Group, Inc. Class A ●	745
41	Carnival Corp.	1,593
13	Darden Restaurants, Inc.	589
6	DeVry, Inc.	381
32	H & R Block, Inc.	564
28	International Game Technology	517
24	Marriott International, Inc. Class A	757
102	McDonald's Corp.	6,777
70	Starbucks Corp. ●	1,702
18	Starwood Hotels & Resorts	823
17	Wyndham Worldwide Corp.	435
7	Wynn Resorts Ltd.	496
44	Yum! Brands, Inc.	1,697
		17,076
	Diversified Financials - 8.1%
113	American Express Co.	4,657
24	Ameriprise Financial, Inc.	1,093
947	Bank of America Corp.	16,897
114	Bank of New York Mellon Corp.	3,521
43	Capital One Financial Corp.	1,778
92	Charles Schwab Corp.	1,724
1,854	Citigroup, Inc. ●	7,509
1

Hartford Index HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0% - (continued)
	Diversified Financials - 8.1% - (continued)
6	CME Group, Inc.	$1,989
51	Discover Financial Services, Inc.	764
150	E*Trade Financial Corp. ●	248
8	Federated Investors, Inc.	221
14	Franklin Resources, Inc.	1,547
50	Goldman Sachs Group, Inc.	8,467
7	IntercontinentalExchange, Inc. ●	781
40	Invesco Ltd.	887
17	Janus Capital Group, Inc.	248
375	JP Morgan Chase & Co.	16,774
15	Legg Mason, Inc.	439
18	Leucadia National Corp. ●	443
19	Moody's Corp.	552
132	Morgan Stanley	3,864
14	Nasdaq OMX Group, Inc. ●	295
23	Northern Trust Corp.	1,263
25	NYSE Euronext	728
46	SLM Corp. ●	573
47	State Street Corp.	2,111
24	T. Rowe Price Group, Inc.	1,341
		80,714
	Energy - 10.8%
46	Anadarko Petroleum Corp.	3,384
32	Apache Corp.	3,228
29	Baker Hughes, Inc.	1,379
28	BJ Services Co.	592
10	Cabot Oil & Gas Corp.	361
23	Cameron International Corp. ●	990
61	Chesapeake Energy Corp.	1,453
189	Chevron Corp.	14,367
140	ConocoPhillips Holding Co.	7,180
21	Consol Energy, Inc.	884
37	Denbury Resources, Inc. ●	630
42	Devon Energy Corp.	2,714
7	Diamond Offshore Drilling, Inc.	585
66	El Paso Corp.	717
24	EOG Resources, Inc.	2,211
445	Exxon Mobil Corp.	29,838
12	FMC Technologies, Inc. ●	746
85	Halliburton Co.	2,572
10	Helmerich & Payne, Inc.	381
27	Hess Corp.	1,718
67	Marathon Oil Corp.	2,114
9	Massey Energy Co.	471
18	Murphy Oil Corp.	1,013
27	Nabors Industries Ltd. ●	528
39	National Oilwell Varco, Inc.	1,603
17	Noble Energy, Inc.	1,205
77	Occidental Petroleum Corp.	6,478
25	Peabody Energy Corp.	1,159
11	Pioneer Natural Resources Co.	615
15	Range Resources Corp.	703
11	Rowan Companies, Inc. ●	312
113	Schlumberger Ltd.	7,167
23	Smith International, Inc.	1,005
33	Southwestern Energy Co. ●	1,331
61	Spectra Energy Corp.	1,376
11	Sunoco, Inc.	327
13	Tesoro Corp.	185
53	Valero Energy Corp.	1,050
55	Williams Cos., Inc.	1,272
55	XTO Energy, Inc.	2,598
		108,442
	Food & Staples Retailing - 2.7%
41	Costco Wholesale Corp.	2,475
131	CVS/Caremark Corp.	4,796
61	Kroger Co.	1,328
37	Safeway, Inc.	913
20	Supervalu, Inc.	334
56	Sysco Corp.	1,650
93	Walgreen Co.	3,447
201	Wal-Mart Stores, Inc.	11,196
16	Whole Foods Market, Inc. ●	580
		26,719
	Food, Beverage & Tobacco - 5.8%
196	Altria Group, Inc.	4,028
61	Archer Daniels Midland Co.	1,752
10	Brown-Forman Corp.	613
18	Campbell Soup Co.	630
218	Coca-Cola Co.	11,963
30	Coca-Cola Enterprises, Inc.	834
42	ConAgra Foods, Inc.	1,049
19	Constellation Brands, Inc. Class A ●	309
17	Dean Foods Co. ●	268
24	Dr. Pepper Snapple Group	844
31	General Mills, Inc.	2,201
30	H.J. Heinz Co.	1,362
16	Hershey Co.	670
7	Hormel Foods Corp.	274
11	J.M. Smucker Co.	675
24	Kellogg Co.	1,285
164	Kraft Foods, Inc.	4,954
15	Lorillard, Inc.	1,098
12	McCormick & Co., Inc.	478
19	Mead Johnson Nutrition Co.	1,004
15	Molson Coors Brewing Co.	629
154	PepsiCo, Inc.	10,202
178	Philip Morris International, Inc.	9,259
16	Reynolds American, Inc.	862
66	Sara Lee Corp.	917
29	Tyson Foods, Inc. Class A	551
		58,711
	Health Care Equipment & Services - 4.0%
41	Aetna, Inc.	1,429
27	Amerisource Bergen Corp.	772
9	Bard (C.R.), Inc.	779
57	Baxter International, Inc.	3,311
22	Becton, Dickinson & Co.	1,752
143	Boston Scientific Corp. ●	1,029
34	Cardinal Health, Inc.	1,228
17	CareFusion Corp. ●	443
26	CIGNA Corp.	949
14	Coventry Health Care, Inc. ●	346
10	DaVita, Inc. ●	616
14	Dentsply International, Inc.	482
26	Express Scripts, Inc. ●	2,648

2

Hartford Index HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0% - (continued)
	Health Care Equipment & Services - 4.0% - (continued)
15	Hospira, Inc. ●	$877
16	Humana, Inc. ●	750
4	Intuitive Surgical, Inc. ●	1,274
10	Laboratory Corp. of America Holdings ●	745
25	McKesson Corp.	1,669
44	Medco Health Solutions, Inc. ●	2,827
104	Medtronic, Inc.	4,692
9	Patterson Cos., Inc.	274
14	Quest Diagnostics, Inc.	827
31	St. Jude Medical, Inc. ●	1,261
27	Stryker Corp.	1,528
41	Tenet Healthcare Corp. ●	234
109	UnitedHealth Group, Inc.	3,568
12	Varian Medical Systems, Inc. ●	645
42	Wellpoint, Inc. ●	2,700
20	Zimmer Holdings, Inc. ●	1,187
		40,842
	Household & Personal Products - 2.6%
40	Avon Products, Inc.	1,367
13	Clorox Co.	848
47	Colgate-Palmolive Co.	3,969
11	Estee Lauder Co., Inc.	720
39	Kimberly-Clark Corp.	2,473
274	Procter & Gamble Co.	17,341
		26,718
	Insurance - 3.8%
46	Aflac, Inc.	2,522
52	Allstate Corp.	1,666
13	American International Group, Inc. ●	442
25	AON Corp.	1,078
11	Assurant, Inc.	385
159	Berkshire Hathaway, Inc. Class B ●	12,938
32	Chubb Corp.	1,641
16	Cincinnati Financial Corp.	453
47	Genworth Financial, Inc. ●	863
30	Lincoln National Corp.	919
34	Loews Corp.	1,274
50	Marsh & McLennan Cos., Inc.	1,225
81	MetLife, Inc.	3,519
32	Principal Financial Group, Inc.	926
65	Progressive Corp.	1,233
46	Prudential Financial, Inc.	2,788
8	Torchmark Corp.	439
49	Travelers Cos., Inc.	2,664
33	Unum Group	815
33	XL Capital Ltd. Class A	623
		38,413
	Materials - 3.5%
20	Air Products and Chemicals, Inc.	1,482
8	Airgas, Inc.	496
10	AK Steel Holding Corp.	238
96	Alcoa, Inc.	1,371
9	Allegheny Technologies, Inc.	498
9	Ball Corp.	472
10	Bemis Co., Inc.	296
5	CF Industries Holdings, Inc.	420
13	Cliff's Natural Resources, Inc.	908
109	Dow Chemical Co.	3,210
85	E.I. DuPont de Nemours & Co.	3,174
7	Eastman Chemical Co.	440
22	Ecolab, Inc.	980
7	FMC Corp.	412
41	Freeport-McMoRan Copper & Gold, Inc.	3,396
7	International Flavors & Fragrances, Inc.	354
41	International Paper Co.	1,005
16	MeadWestvaco Corp.	413
51	Monsanto Co.	3,675
46	Newmont Mining Corp.	2,358
30	Nucor Corp.	1,349
16	Owens-Illinois, Inc. ●	565
12	Pactiv Corp. ●	314
16	PPG Industries, Inc.	1,024
29	Praxair, Inc.	2,402
15	Sealed Air Corp.	316
11	Sigma-Aldrich Corp.	616
8	Titanium Metals Corp. ●	133
14	United States Steel Corp.	858
12	Vulcan Materials Co.	562
20	Weyerhaeuser Co.	904
		34,641
	Media - 3.0%
64	CBS Corp. Class B	891
268	Comcast Corp. Class A	5,038
88	DirecTV Class A ●	2,982
27	Discovery Communications, Inc. ●	906
22	Gannett Co., Inc.	370
46	Interpublic Group of Cos., Inc. ●	381
30	McGraw-Hill Cos., Inc.	1,063
4	Meredith Corp.	121
11	New York Times Co. Class A ●	122
213	News Corp. Class A	3,064
29	Omnicom Group, Inc.	1,138
8	Scripps Networks Interactive Class A	375
33	Time Warner Cable, Inc.	1,773
109	Time Warner, Inc.	3,394
57	Viacom, Inc. Class B ●	1,970
183	Walt Disney Co.	6,388
1	Washington Post Co. Class B	271
		30,247
	Pharmaceuticals, Biotechnology & Life Sciences - 7.9%
146	Abbott Laboratories	7,716
29	Allergan, Inc.	1,895
92	Amgen, Inc. ●	5,525
25	Biogen Idec, Inc. ●	1,460
162	Bristol-Myers Squibb Co.	4,317
43	Celgene Corp. ●	2,689
7	Cephalon, Inc. ●	481
96	Eli Lilly & Co.	3,467
29	Forest Laboratories, Inc. ●	895
25	Genzyme Corp. ●	1,302
85	Gilead Sciences, Inc. ●	3,876
260	Johnson & Johnson	16,933
23	King Pharmaceuticals, Inc. ●	275
17	Life Technologies Corp. ●	894
294	Merck & Co., Inc.	10,981
5	Millipore Corp. ●	561

3

Hartford Index HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 7.9% -
	(continued)
29	Mylan, Inc. ●	$656
11	PerkinElmer, Inc.	265
762	Pfizer, Inc.	13,060
39	Thermo Fisher Scientific, Inc. ●	1,985
9	Waters Corp. ●	599
10	Watson Pharmaceuticals, Inc. ●	421
		80,253
	Real Estate - 1.2%
11	Apartment Investment & Management Co.	203
8	Avalonbay Communities, Inc.	667
13	Boston Properties, Inc.	992
26	CB Richard Ellis Group, Inc. Class A ●	404
27	Equity Residential Properties Trust	1,041
28	HCP, Inc.	913
12	Health Care, Inc.	529
62	Host Hotels & Resorts, Inc.	904
38	Kimco Realty Corp.	598
15	Plum Creek Timber Co., Inc.	597
45	ProLogis	590
13	Public Storage	1,182
27	Simon Property Group, Inc.	2,295
15	Ventas, Inc.	704
15	Vornado Realty Trust	1,124
		12,743
	Retailing - 3.6%
8	Abercrombie & Fitch Co. Class A	380
32	Amazon.com, Inc. ●	4,382
9	AutoNation, Inc. ●	155
3	AutoZone, Inc. ●	489
25	Bed Bath & Beyond, Inc. ●	1,080
32	Best Buy Co., Inc.	1,377
8	Big Lots, Inc. ●	284
20	Expedia, Inc.	499
13	Family Dollar Stores, Inc.	478
16	GameStop Corp. Class A ●	341
45	Gap, Inc.	1,039
15	Genuine Parts Co.	630
160	Home Depot, Inc.	5,189
22	J.C. Penney Co., Inc.	717
29	Kohl's Corp. ●	1,584
25	Limited Brands, Inc.	622
139	Lowe's Co., Inc.	3,367
40	Macy's, Inc.	865
16	Nordstrom, Inc.	639
26	Office Depot, Inc. ●	207
13	O'Reilly Automotive, Inc. ●	541
4	Priceline.com, Inc. ●	1,096
12	RadioShack Corp.	268
12	Ross Stores, Inc.	626
5	Sears Holdings Corp. ●	494
9	Sherwin-Williams Co.	588
69	Staples, Inc.	1,608
71	Target Corp.	3,734
12	Tiffany & Co.	556
40	TJX Cos., Inc.	1,686
12	Urban Outfitters, Inc. ●	464
		35,985
	Semiconductors & Semiconductor Equipment - 2.5%
53	Advanced Micro Devices, Inc. ●	494
28	Altera Corp.	683
28	Analog Devices, Inc.	810
127	Applied Materials, Inc.	1,708
41	Broadcom Corp. Class A	1,350
521	Intel Corp.	11,604
16	KLA-Tencor Corp.	502
21	Linear Technology Corp.	595
62	LSI Corp. ●	380
21	MEMC Electronic Materials, Inc. ●	329
17	Microchip Technology, Inc.	489
80	Micron Technology, Inc. ●	834
22	National Semiconductor Corp.	324
9	Novellus Systems, Inc. ●	227
52	NVIDIA Corp. ●	910
17	Teradyne, Inc. ●	187
117	Texas Instruments, Inc.	2,866
26	Xilinx, Inc.	665
		24,957
	Software & Services - 7.4%
49	Adobe Systems, Inc. ●	1,750
16	Akamai Technologies, Inc. ●	509
22	Autodesk, Inc. ●	638
48	Automatic Data Processing, Inc.	2,117
17	BMC Software, Inc. ●	655
37	CA, Inc.	875
17	Citrix Systems, Inc. ●	824
28	Cognizant Technology Solutions Corp. ●	1,432
14	Computer Sciences Corp. ●	788
21	Compuware Corp. ●	181
107	eBay, Inc. ●	2,875
31	Electronic Arts, Inc. ●	575
31	Fidelity National Information Services, Inc.	729
14	Fiserv, Inc. ●	732
23	Google, Inc. ●	12,912
30	Intuit, Inc. ●	1,018
9	Mastercard, Inc.	2,316
15	McAfee, Inc. ●	602
720	Microsoft Corp.	21,074
12	Monster Worldwide, Inc. ●	197
33	Novell, Inc. ●	197
369	Oracle Corp.	9,474
30	Paychex, Inc.	933
18	Red Hat, Inc. ●	523
29	SAIC, Inc. ●	509
10	Salesforce.com, Inc. ●	769
76	Symantec Corp. ●	1,288
19	Total System Services, Inc.	292
17	VeriSign, Inc. ●	451
42	Visa, Inc.	3,832
64	Western Union Co.	1,092
112	Yahoo!, Inc. ●	1,857
		74,016
	Technology Hardware & Equipment - 8.9%
33	Agilent Technologies, Inc. ●	1,132
16	Amphenol Corp. Class A	688
86	Apple, Inc. ●	20,102
540	Cisco Systems, Inc. ●	14,062

4

Hartford Index HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0% - (continued)
	Technology Hardware & Equipment - 8.9% - (continued)
147	Corning, Inc.	$2,974
162	Dell, Inc. ●	2,438
194	EMC Corp. ●	3,494
14	FLIR Systems, Inc. ●	407
12	Harris Corp.	584
222	Hewlett-Packard Co.	11,806
123	IBM Corp.	15,718
18	Jabil Circuit, Inc.	295
21	JDS Uniphase Corp. ●	264
50	Juniper Networks, Inc. ●	1,522
7	Lexmark International, Inc. ADR ●	265
13	Molex, Inc.	267
218	Motorola, Inc. ●	1,532
32	NetApp, Inc. ●	1,057
11	QLogic Corp. ●	218
159	Qualcomm, Inc.	6,660
22	SanDisk Corp. ●	749
36	Tellabs, Inc.	275
16	Teradata Corp. ●	455
22	Western Digital Corp. ●	842
128	Xerox Corp.	1,244
		89,050
	Telecommunication Services - 2.8%
38	American Tower Corp. Class A ●	1,617
557	AT&T, Inc.	14,391
28	CenturyTel, Inc.	1,003
29	Frontier Communications Corp.	219
25	MetroPCS Communications, Inc. ●	175
140	Qwest Communications International, Inc.	733
281	Sprint Nextel Corp. ●	1,068
268	Verizon Communications, Inc.	8,301
43	Windstream Corp.	470
		27,977
	Transportation - 1.8%
16	C.H. Robinson Worldwide, Inc.	877
37	CSX Corp.	1,873
20	Expeditors International of Washington, Inc.	740
29	FedEx Corp.	2,754
35	Norfolk Southern Corp.	1,949
5	Ryder System, Inc.	196
70	Southwest Airlines Co.	927
48	Union Pacific Corp.	3,491
94	United Parcel Service, Inc. Class B	6,033
		18,840
	Utilities - 3.5%
63	AES Corp. ●	694
16	Allegheny Energy, Inc.	368
22	Ameren Corp.	583
45	American Electric Power Co., Inc.	1,542
37	CenterPoint Energy, Inc.	532
22	CMS Energy Corp.	336
27	Consolidated Edison, Inc.	1,184
19	Constellation Energy Group, Inc.	667
57	Dominion Resources, Inc.	2,329
16	DTE Energy Co.	692
124	Duke Energy Corp.	2,016
31	Edison International	1,050
18	Entergy Corp.	1,450
14	EQT Corp.		557
62	Exelon Corp.		2,729
29	FirstEnergy Corp.		1,123
39	FPL Group, Inc.		1,886
7	Integrys Energy Group, Inc.		340
4	Nicor, Inc.		181
26	NiSource, Inc.		413
17	Northeast Utilities		459
25	NRG Energy, Inc. ●		516
10	Oneok, Inc.		456
21	Pepco Holdings, Inc.		360
35	PG&E Corp.		1,488
10	Pinnacle West Capital Corp.		360
36	PPL Corp.		985
27	Progress Energy, Inc.		1,055
48	Public Service Enterprise Group, Inc.		1,408
16	Questar Corp.		712
11	SCANA Corp.		396
23	Sempra Energy		1,164
77	Southern Co.		2,566
20	TECO Energy, Inc.		321
11	Wisconsin Energy Corp.		543
43	Xcel Energy, Inc.		914
			34,375
	Total common stocks
	(cost $977,359)		$996,490

	Total long-term investments
	(cost $977,359)		$996,490

SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.7%
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing on
	04/01/2010 in the amount of $3,666,
	collateralized by U.S. Treasury Note 1.13%
	- 4.63%, 2012 - 2016, value of $3,739)
$3,666	0.00%, 3/31/2010		$3,666
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $3,759,
	collateralized by U.S. Treasury Note
	3.13%, 2019, value of $3,834)
3,759	0.00%, 3/31/2010		3,759
			7,425
	U.S. Treasury Bills - 0.2%
1,620	0.09%, 4/15/2010□○		1,620

	Total short-term investments
	(cost $9,045)		$9,045

	Total investments
	(cost $986,404) ▲	99.9%	$1,005,535
	Other assets and liabilities	0.1%	1,482
	Total net assets	100.0%	$1,007,017

5

Hartford Index HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $1,014,610 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$226,727
Unrealized Depreciation	(235,802)
Net Unrealized Depreciation	$(9,075)

●	Currently non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	Security pledged as initial margin deposit for open futures contracts at March 31, 2010.

Futures Contracts Outstanding at March 31, 2010

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
S&P 500 Index	34	Long	Jun 2010	$118

*	The number of contracts does not omit 000's.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
March 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$996,490	$996,490	$–	$–
Short-Term Investments	9,045	–	9,045	–
Total	$1,005,535	$996,490	$9,045	$–
Futures *	118	118	–	–
Total	$118	$118	$–	$–

♦	For the period ended March 31, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

6

Hartford International Growth HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.1%
	Australia - 4.6%
240	BHP Billiton Ltd.	$9,609
382	Navitas Ltd.	1,785
906	Toll Holdings Ltd.	6,159
		17,553
	Austria - 1.2%
47	Andritz AG	2,771
48	Voestalpine AG	1,938
		4,709
	Brazil - 2.1%
171	Companhia Energetica de Minas Gerais	2,829
92	Natura Cosmeticos S.A.	1,879
164	Petrobras	3,660
		8,368
	Canada - 6.7%
118	Barrick Gold Corp.	4,532
286	CAE, Inc.	2,788
125	CGI Group, Inc. Class A ●	1,875
275	Methanex Corp.	6,657
40	Petrobank Energy and Resources Ltd. ●	2,198
32	Potash Corp. of Saskatchewan, Inc.	3,778
76	SNC-Lavalin Group, Inc.	3,722
		25,550
	China - 3.1%
169	Ctrip.com International Ltd. ADR ●	6,616
49	Longtop Financial Technologies Ltd. ●	1,580
912	Shandong Weigao Group Medical Polymer
	Co., Ltd.	3,810
		12,006
	Denmark - 0.8%
165	DSV A/S	2,941

	France - 11.4%
742	Alcatel S.A.	2,334
37	Carrefour S.A.	1,760
78	Cie Generale d'Optique Essilor International
	S.A.	5,006
305	Club Mediterranee ●	5,601
47	Groupe Danone	2,803
26	Neopost S.A.	2,103
15	Pinault-Printemps-Redoute S.A.	2,046
158	Publicis Groupe	6,762
252	Safran S.A.	6,563
25	Sanofi-Aventis S.A.	1,898
17	Schneider Electric S.A.	2,011
22	Vallourec	4,376
		43,263
	Germany - 5.2%
37	Adidas-Salomon AG	1,966
50	BASF SE	3,109
56	Beiersdorf AG	3,376
88	Daimler AG	4,120
224	Qiagen N.V. ●	5,154
18	SMA Solar Technology AG	2,192
		19,917
	Hong Kong - 3.0%
1,039	AAC Acoustic Technologies	1,734
243	Esprit Holdings Ltd.	1,917
2,315	Skyworth Digital Holdings Ltd.	2,697
158	Sun Hung Kai Properties Ltd.	2,371
3,460	Xtep International Holdings Ltd.	2,754
		11,473
	India - 0.6%
17	HDFC Bank Ltd. ADR	2,300

	Indonesia - 0.6%
3,654	Bank Central Asia PT	2,204

	Israel - 2.6%
66	Check Point Software Technologies Ltd.
	ADR ●	2,311
123	Teva Pharmaceutical Industries Ltd. ADR	7,771
		10,082
	Japan - 9.4%
60	Canon, Inc.	2,760
203	Daiichi Sankyo Co., Ltd.	3,804
91	Eisai Co., Ltd.	3,256
12	Fast Retailing Co., Ltd.	2,140
913	Hino Motors Ltd.	3,860
98	Honda Motor Co., Ltd.	3,437
89	Makita Corp.	2,935
146	Mitsubishi Corp.	3,833
230	Mitsui & Co., Ltd.	3,870
46	Point, Inc.	2,737
69	Softbank Corp.	1,713
82	Yusen Air & Sea Service Co., Ltd.	1,231
		35,576
	Luxembourg - 2.0%
44	Oriflame Cosmetics S.A. ADR	2,738
198	SES Global S.A.	5,009
		7,747
	Mexico - 1.4%
110	America Movil S.A. de C.V. ADR	5,523

	Netherlands - 1.1%
150	ING Groep N.V.	1,487
98	TNT N.V.	2,795
		4,282
	Norway - 0.5%
68	Frontline, Ltd.	2,094

	Singapore - 1.9%
1,308	Indofood Agri Resources Ltd. ●	2,089
793	Oversea-Chinese Banking Corp., Ltd.	4,928
		7,017
	Spain - 2.4%
155	Almirall S.A.	1,951
50	Industria de Diseno Textil S.A.	3,270
75	Red Electrica Corporacion S.A.	4,001
		9,222
	Sweden - 0.7%
274	Telefonaktiebolaget LM Ericsson ADR	2,858

	Switzerland - 7.8%
50	Bank Sarasin & Cie AG ●	2,073

1

Hartford International Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.1% - (continued)
	Switzerland - 7.8% - (continued)
78	Kuehne & Nagel International AG	$7,899
66	Novartis AG	3,593
29	Roche Holding AG	4,680
300	Temenos Group AG ●	8,843
12	Zurich Financial Services AG	3,108
		30,196
	Taiwan - 1.1%
771	Delta Electronics, Inc.	2,443
109	MediaTek, Inc.	1,900
		4,343
	Thailand - 0.5%
3,119	Bank of Ayudhya plc	2,042

	Turkey - 1.0%
314	Akbank T.A.S	2,037
40	Bim Birlesik Magazalar AS	2,095
		4,132
	United Kingdom - 24.0%
302	Admiral Group plc	6,048
246	Antofagasta	3,884
1,584	Arm Holdings plc	5,678
84	AstraZeneca plc	3,763
79	Autonomy Corp. plc ●	2,184
229	Babcock International Group plc	2,092
161	BAE Systems plc	907
152	BG Group plc	2,640
258	British American Tobacco plc	8,884
401	Compass Group plc	3,202
197	Imperial Tobacco Group plc	6,020
403	Lancashire Holdings Ltd.	2,945
980	Logica plc	2,029
225	Petrofac Ltd.	4,095
94	Reckitt Benckiser Group plc	5,184
159	Rio Tinto plc	9,403
479	Rolls-Royce Group plc	4,341
394	Standard Chartered plc	10,729
97	Unilever plc	2,828
308	Xstrata plc	5,828
		92,684
	United States - 1.4%
82	Cental Euro Distribution Corp. ●	2,867
60	Open Text Corp. ●	2,841
		5,708
	Total common stocks
	(cost $330,874)	$373,790

PREFERRED STOCKS - 0.7%
	Brazil - 0.7%
128	Banco Itau Holding	$2,804

	Total preferred stocks
	(cost $2,114)	$2,804

	Total long-term investments
	(cost $332,988)	$376,594

SHORT-TERM INVESTMENTS - 1.9%
	Repurchase Agreements - 1.9%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $545,
	collateralized by FHLMC 6.00%, 2037,
	FNMA 5.00%, 2035, value of $556)
$545	0.02%, 3/31/2010		$545
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $4,022,
	collateralized by FNMA 4.00% - 7.50%,
	2024 - 2039, value of $4,103)
4,022	0.03%, 3/31/2010		4,022
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 04/01/2010 in the
	amount of $448, collateralized by FNMA
	4.50%, 2040, value of $456)
448	0.01%, 3/31/2010		448
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $1,525,
	collateralized by FHLMC 4.00% - 6.00%,
	2018 - 2040, FNMA 4.00% - 6.50%, 2018 -
	2040, value of $1,562)
1,525	0.02%, 3/31/2010		1,525
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2010 in the amount of
	$4, collateralized by U.S. Treasury Note
	1.75%, 2014, value of $4)
4	0.01%, 3/31/2010		4
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 04/01/2010 in the
	amount of $924, collateralized by FNMA
	3.50% - 7.00%, 2019 - 2040, value of $943)
924	0.01%, 3/31/2010		924
			7,468
	Total short-term investments
	(cost $7,468)		$7,468
	Total investments
	(cost $340,456) ▲	99.7%	$384,062
	Other assets and liabilities	0.3%	1,069
	Total net assets	100.0%	$385,131

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 96.4% of total net assets at March 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

2

Hartford International Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $343,262 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$47,183
Unrealized Depreciation	(6,383)
Net Unrealized Appreciation	$40,800

●	Currently non-income producing.

Forward Foreign Currency Contracts Outstanding at March 31, 2010

Description	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar (Sell)	$1,462	$1,458	04/01/10	$(4)
British Pound (Buy)	225	222	04/01/10	3
British Pound (Sell)	5,427	5,433	04/01/10	6
Canadian Dollar (Buy)	51	51	04/01/10	–
Canadian Dollar (Sell)	1,003	1,003	04/01/10	–
Danish Krone (Buy)	25	25	04/06/10	–
Danish Krone (Sell)	125	125	04/06/10	–
Danish Krone (Buy)	35	35	04/07/10	–
Euro (Buy)	462	460	04/01/10	2
Euro (Sell)	5,335	5,337	04/01/10	2
Euro (Buy)	14	14	04/06/10	–
Euro (Sell)	105	105	04/07/10	–
Hong Kong Dollar (Buy)	80	80	04/01/10	–
Hong Kong Dollar (Sell)	655	655	04/01/10	–
Japanese Yen (Sell)	1,737	1,745	04/01/10	8
Japanese Yen (Sell)	14,653	15,032	04/13/10	379
Japanese Yen (Buy)	24	24	04/01/10	–
Japanese Yen (Buy)	92	92	04/05/10	–
Japanese Yen (Buy)	1,341	1,348	04/13/10	(7)
Norwegian Krone (Buy)	12	12	04/06/10	–
Singapore Dollar (Sell)	299	299	04/01/10	–
Swedish Krona (Buy)	16	16	04/01/10	–
Swiss Franc (Buy)	104	103	04/01/10	1
Swiss Franc (Sell)	1,282	1,286	04/01/10	4
Turkish New Lira (Buy)	25	25	04/01/10	–
				$394

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Diversification by Industry
as of March 31, 2010

Percentage of
Industry (Sector)	Net Assets
Automobiles & Components (Consumer
Discretionary)	2.0%
Banks (Financials)	7.0
Capital Goods (Industrials)	10.8
Commercial & Professional Services (Industrials)	0.5
Consumer Durables & Apparel (Consumer
Discretionary)	2.7
Consumer Services (Consumer Discretionary)	4.5
Diversified Financials (Financials)	0.9
Energy (Energy)	3.8
Food & Staples Retailing (Consumer Staples)	1.0
Food, Beverage & Tobacco (Consumer Staples)	6.6
Health Care Equipment & Services (Health Care)	2.3
Household & Personal Products (Consumer Staples)	3.4
Insurance (Financials)	3.1
Materials (Materials)	12.6
Media (Consumer Discretionary)	3.1
Pharmaceuticals, Biotechnology & Life Sciences
(Health Care)	9.3
Real Estate (Financials)	0.6
Retailing (Consumer Discretionary)	3.1
Semiconductors & Semiconductor Equipment
(Information Technology)	2.0
Software & Services (Information Technology)	5.6
Technology Hardware & Equipment (Information
Technology)	3.7
Telecommunication Services (Services)	1.9
Transportation (Industrials)	5.5
Utilities (Utilities)	1.8
Short-Term Investments	1.9
Other Assets and Liabilities	0.3
Total	100.0%

3

Hartford International Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2010

	Total	Level 1 ♦	Level 2♦	Level 3
Assets:
Common Stocks
Australia	$17,553	$–	$17,553	$–
Austria	4,709	–	4,709	–
Brazil	8,368	8,368	–	–
Canada	25,550	25,550	–	–
China	12,006	8,196	3,810	–
Denmark	2,941	–	2,941	–
France	43,263	–	43,263	–
Germany	19,917	–	19,917	–
Hong Kong	11,473	–	11,473	–
India	2,300	2,300	–	–
Indonesia	2,204	–	2,204	–
Israel	10,082	10,082	–	–
Japan	35,576	–	35,576	–
Luxembourg	7,747	–	7,747	–
Mexico	5,523	5,523	–	–
Netherlands	4,282	–	4,282	–
Norway	2,094	–	2,094	–
Singapore	7,017	–	7,017	–
Spain	9,222	–	9,222	–
Sweden	2,858	2,858	–	–
Switzerland	30,196	–	30,196	–
Taiwan	4,343	–	4,343	–
Thailand	2,042	–	2,042	–
Turkey	4,132	–	4,132	–
United Kingdom	92,684	–	92,684	–
United States	5,708	5,708	–	–
Total	373,790	68,585	305,205	–
Preferred Stocks	2,804	2,804	–	–
Short-Term Investments	7,468	–	7,468	–
Total	$384,062	$71,389	$312,673	$–
Forward Foreign Currency Contracts*	405	–	405	–
Total	$405	$–	$405	$–
Liabilities:
Forward Foreign Currency Contracts*	11	–	11	–
Total	$11	$–	$11	$–

♦	For the period ended March 31, 2010, there were no significant transfers between Level 1 and Level 2.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

Hartford International Opportunities HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.5%
	Brazil - 1.1%
706	Itau Unibanco Banco Multiplo S.A. ADR	$15,527

	Canada - 2.1%
258	Potash Corp. of Saskatchewan, Inc. ADR	30,784

	China - 4.4%
4,282	China Life Insurance Co., Ltd.	20,520
5,118	China Merchants Bank Co., Ltd.	13,818
101	Ctrip.com International Ltd. ADR ●	3,944
9,791	Industrial and Commercial Bank of China	7,449
35	Perfect World Co., Ltd. ADR ●	1,314
149	PetroChina Co., Ltd. ADR	17,489
		64,534
	Denmark - 0.9%
773	DSV A/S	13,806

	France - 5.5%
3,381	Alcatel S.A.	10,632
120	BNP Paribas	9,168
453	Groupe Danone	27,284
474	Safran S.A.	12,338
204	Schneider Electric S.A.	23,780
		83,202
	Germany - 5.3%
44	Continental AG	2,235
586	Daimler AG	27,540
239	Deutsche Post AG	4,139
241	HeidelbergCement AG	13,440
278	SAP AG	13,471
157	Siemens AG	15,674
		76,499
	Hong Kong - 6.2%
3,817	Cathay Pacific Airways Ltd.	8,029
2,479	Esprit Holdings Ltd.	19,536
4,683	Hang Lung Properties Ltd.	18,843
13,738	Legend Holdings Ltd.	9,462
4,054	Shangri-La Asia Ltd.	7,945
1,827	Sun Hung Kai Properties Ltd.	27,416
		91,231
	India - 1.6%
49	HDFC Bank Ltd. ADR	6,841
679	Reliance Industries Ltd.	16,251
		23,092
	Ireland - 2.0%
1,014	CRH plc	25,346
995	Ryanair Holdings plc ●	4,956
		30,302
	Israel - 2.5%
581	Teva Pharmaceutical Industries Ltd. ADR	36,669

	Italy - 1.4%
4,020	Snam Rete Gas S.p.A.	20,369

	Japan - 14.8%
820	Bridgestone Corp.	14,030
130	Daito Trust Construction Co., Ltd.	6,276
219	Eisai Co., Ltd.	7,802
2,876	Hino Motors Ltd.	12,160
4	Japan Tobacco, Inc.	13,033
4	KDDI Corp.	18,554
934	Konica Minolta Holdings, Inc.	10,919
5,927	Mitsubishi UFJ Financial Group, Inc.	31,065
2,657	Mitsui O.S.K. Lines Ltd.	19,107
626	Nikon Corp.	13,684
145	Osaka Titanium Technologies	6,020
631	Sekisui House Ltd.	6,316
395	Softbank Corp.	9,757
5,913	Sumitomo Metal Industries	17,926
431	Sumitomo Mitsui Financial Group, Inc.	14,289
579	T&D Holdings, Inc.	13,742
269	Toho Titanium Co., Ltd.	6,673
		221,353
	Malaysia - 0.1%
4,777	Air Asia BHD ●	2,034

	Mexico - 1.3%
386	America Movil S.A. de C.V. ADR	19,441

	Netherlands - 1.1%
1,014	Koninklijke (Royal) KPN N.V.	16,093

	Panama - 0.5%
114	Copa Holdings S.A. Class A	6,950

	Russia - 0.9%
243	Lukoil ADR	13,756

	South Africa - 1.6%
776	Impala Platinum Holdings Ltd.	22,783

	Spain - 1.1%
317	Red Electrica Corporacion S.A.	17,007

	Sweden - 2.8%
1,756	Atlas Copco Ab	27,215
1,427	Volvo Ab Class B	14,359
		41,574
	Switzerland - 12.8%
465	CIE Financiere Richemont S.A.	18,021
438	Julius Baer Group Ltd.	15,867
164	Kuehne & Nagel International AG	16,592
449	Nestle S.A.	23,013
220	Roche Holding AG	35,744
9	SGS S.A.	12,915
101	Synthes, Inc.	12,639
3,321	UBS AG	54,022
		188,813
	Taiwan - 1.8%
3,844	Hon Hai Precision Industry Co., Ltd.	16,643
2,142	Synnex Technology International Corp.	4,720
2,956	WPG Holdings Co., Ltd.	4,830
		26,193

1

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.5% - (continued)
	Turkey - 1.4%
4,360	Turkiye Garanti Bankasi A.S.	$20,438

	United Kingdom - 23.8%
288	AstraZeneca plc	12,826
3,901	Barclays Bank plc	21,241
1,848	BG Group plc	32,011
2,158	BP plc	20,422
5,203	British Airways plc	19,243
3,509	GKN plc	7,337
2,405	HSBC Holding plc	24,369
1,147	Imperial Tobacco Group plc	35,003
1,127	Pearson plc	17,664
1,358	Persimmon plc	9,612
1,796	Reed Elsevier Capital, Inc.	14,304
2,870	Rexam plc	12,755
553	Rio Tinto plc	32,714
701	Standard Chartered plc	19,118
2,061	Thomas Cook Group plc	8,444
348	Wolseley plc	8,404
2,275	WPP plc	23,544
1,572	Xstrata plc	29,744
		348,755
	United States - 0.5%
206	Frontline Ltd.	6,313
45	Netease.com, Inc. ●	1,600
		7,913
	Total common stocks
	(cost $1,241,826)	$1,439,118

	Total long-term investments
	(cost $1,241,826)	$1,439,118

SHORT-TERM INVESTMENTS - 2.2%
	Repurchase Agreements - 2.2%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $2,331,
	collateralized by FHLMC 6.00%, 2037,
	FNMA 5.00%, 2035, value of $2,378)
$2,331	0.02%, 3/31/2010	$2,331
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $17,204,
	collateralized by FNMA 4.00% - 7.50%,
	2024 - 2039, value of $17,548)
17,204	0.03%, 3/31/2010	17,204
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 04/01/2010 in the
	amount of $1,914, collateralized by FNMA
	4.50%, 2040, value of $1,952)
1,914	0.01%, 3/31/2010	1,914
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $6,525,
	collateralized by FHLMC 4.00% - 6.00%,
	2018 - 2040, FNMA 4.00% - 6.50%, 2018 -
	2040, value of $6,682)
6,525	0.02%, 3/31/2010		6,525
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2010 in the amount of
	$16, collateralized by U.S. Treasury Note
	1.75%, 2014, value of $16)
16	0.01%, 3/31/2010		16
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $3,953,
	collateralized by FNMA 3.50% - 7.00%,
	2019 - 2040, value of $4,032)
3,953	0.01%, 3/31/2010		3,953
			31,943
	Total short-term investments
	(cost $31,943)		$31,943

	Total investments
	(cost $1,273,769) ▲	99.7%	$1,471,061
	Other assets and liabilities	0.3%	3,948
	Total net assets	100.0%	$1,475,009

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 97.0% of total net assets at March 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $1,297,720 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$205,909
Unrealized Depreciation	(32,568)
Net Unrealized Appreciation	$173,341

●	Currently non-income producing.

2

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Forward Foreign Currency Contracts Outstanding at March 31, 2010

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Euro (Sell)	$215	$215	04/07/10	$–
Hong Kong Dollar (Buy)	2,954	2,954	04/07/10	–
Japanese Yen (Buy)	61,843	62,721	06/23/10	(878)
Japanese Yen (Sell)	180,993	184,997	06/23/10	4,004
				$3,126

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Diversification by Industry
as of March 31, 2010

Industry (Sector)	Percentage of Net Assets
Automobiles & Components (Consumer
Discretionary)	3.5%
Banks (Financials)	12.4
Capital Goods (Industrials)	7.7
Commercial & Professional Services (Industrials)	0.9
Consumer Durables & Apparel (Consumer
Discretionary)	3.2
Consumer Services (Consumer Discretionary)	1.4
Diversified Financials (Financials)	4.7
Energy (Energy)	7.2
Food, Beverage & Tobacco (Consumer Staples)	6.7
Health Care Equipment & Services (Health Care)	0.9
Insurance (Financials)	2.3
Materials (Materials)	13.5
Media (Consumer Discretionary)	3.8
Pharmaceuticals, Biotechnology & Life Sciences
(Health Care)	6.3
Real Estate (Financials)	3.6
Retailing (Consumer Discretionary)	1.3
Software & Services (Information Technology)	1.1
Technology Hardware & Equipment (Information
Technology)	3.8
Telecommunication Services (Services)	4.3
Transportation (Industrials)	6.4
Utilities (Utilities)	2.5
Short-Term Investments	2.2
Other Assets and Liabilities	0.3
Total	100.0%

3

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2010

	Total	Level 1 ♦	Level 2♦	Level 3
Assets:
Common Stocks
Brazil	$15,527	$15,527	$–	$–
Canada	30,784	30,784	–	–
China	64,534	22,747	41,787	–
Denmark	13,806	–	13,806	–
France	83,202	–	83,202	–
Germany	76,499	2,235	74,264	–
Hong Kong	91,231	–	91,231	–
India	23,092	6,841	16,251	–
Ireland	30,302	–	30,302	–
Israel	36,669	36,669	–	–
Italy	20,369	–	20,369	–
Japan	221,353	–	221,353	–
Malaysia	2,034	–	2,034	–
Mexico	19,441	19,441	–	–
Netherlands	16,093	–	16,093	–
Panama	6,950	6,950	–	–
Russia	13,756	13,756	–	–
South Africa	22,783	–	22,783	–
Spain	17,007	–	17,007	–
Sweden	41,574	–	41,574	–
Switzerland	188,813	–	188,813	–
Taiwan	26,193	–	26,193	–
Turkey	20,438	–	20,438	–
United Kingdom	348,755	–	348,755	–
United States	7,913	7,913	–	–
Total	1,439,118	162,863	1,276,255	–
Short-Term Investments	31,943	–	31,943	–
Total	$1,471,061	$162,863	$1,308,198	$–
Forward Foreign Currency Contracts*	4,004	–	4,004	–
Total	$4,004	$–	$4,004	$–
Liabilities:
Forward Foreign Currency Contracts*	878	–	878	–
Total	$878	$–	$878	$–
♦	For the period ended March 31, 2010, there were no significant transfers between Level 1 and Level 2.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

Hartford International Small Company HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.9%
	Australia - 10.8%
526	AJ Lucas Group Ltd.	$1,350
288	Aquarius Platinum Ltd.	1,881
965	Asciano Group	1,674
387	Ausenco Ltd.	1,563
213	Bendigo and Adelaide Bank Ltd.	1,948
51	Campbell Brothers	1,391
270	Karoon Gas Australia Ltd. ●	2,079
687	NRW Holdings Ltd.	1,101
180	NuFarm Ltd.	1,360
90	Sims Metal Management Ltd.	1,775
314	Toll Holdings Ltd.	2,133
443	Whitehaven Coal Ltd.	2,087
68	Worleyparsons Ltd.	1,594
		21,936
	Belgium - 3.3%
41	CFE	2,283
5	D'ieteren S.A.	2,553
437	Hansen Transmissions ●	600
36	UCB S.A.	1,537
		6,973
	Denmark - 0.7%
81	DSV A/S	1,445

	Finland - 1.2%
41	Outotec Oyj	1,480
49	Tieto Oyj	1,125
		2,605
	France - 9.7%
15	BioMerieux S.A.	1,769
9	Bollore	1,437
31	Bureau Veritas S.A.	1,619
44	CFAO ●	1,621
25	Eurofins Scientific	1,062
26	Imerys S.A.	1,585
37	Meetic ●	1,131
33	Orpea	1,375
20	Seche Environment	1,486
59	Sechilienne S.A.	1,966
14	Vilmorin & Cie	1,435
14	Virbac S.A.	1,456
33	Wendel	1,946
		19,888
	Germany - 4.0%
85	ElringKlinger AG	2,121
26	Hochtief AG	2,179
20	MTU Aero Engines Holdings AG	1,153
54	Qiagen N.V. ●	1,240
27	Rheinmetall AG	1,923
		8,616
	Hong Kong - 5.3%
193	ASM Pacific Technology	1,829
1,291	Cathay Pacific Airways Ltd.	2,716
3,936	China State Construction International
	Holdings Ltd.	1,533
392	Integrated Distribution Services Group Ltd.	716
2,504	Sa Sa International Holdings Ltd.	1,953
1,235	Techtronic Industries Co., Ltd.	1,001
1,077	Yingde Gases ●	1,188
		10,936
	Israel - 0.7%
338	Bank Hapoalim B.M. ●	1,497

	Italy - 3.2%
166	Bulgari S.p.A.	1,353
49	DiaSorin S.p.A.	1,849
291	Gruppo Coin S.p.A. ●	2,020
751	Immobiliare Grande Distribuzione	1,520
		6,742
	Japan - 24.4%
256	Asics Corp.	2,506
65	Benesse Holdings, Inc.	2,809
99	Cosmos Pharmaceutical Corp.	2,138
1	EPS Co., Ltd.	1,948
445	Fuji Heavy Industries Ltd.	2,309
452	Hino Motors Ltd.	1,911
243	Hitachi Metals Ltd.	2,558
47	Jafco Co., Ltd.	1,237
–	Kakaku.com, Inc.	1,545
31	Makita Corp.	1,020
78	Modec, Inc.	1,401
86	Mori Seiki Co., Ltd.	1,058
301	Nihon Nohyaku Co., Ltd.	1,738
218	Nippon Denko Co., Ltd.	1,628
120	Nippon Electric Glass Co., Ltd.	1,694
486	Nippon Yusen	1,922
1	Osaka Securities Exchange Co., Ltd.	2,952
162	Shinko Plantech Co., Ltd.	1,434
114	Shionogi & Co., Ltd.	2,176
909	Showa Denko K.K.	2,052
118	Square Enix Holdings Co., Ltd.	2,590
74	Sumco Corp.	1,569
73	T&D Holdings, Inc.	1,723
310	Teijin Ltd.	1,042
99	Tokyo Ohka Kogyo Co., Ltd.	1,845
417	Toyo Engineering Corp.	1,604
91	Toyota Boshoku Corp.	1,749
		50,158
	Luxembourg - 0.7%
89	Reinet Investments S.A. ●	1,435

	Netherlands - 1.0%
10	HAL Trust	1,084
55	SBM Offshore N.V.	1,097
		2,181
	Norway - 0.9%
99	Kongsberg Gruppen ASA	1,813

	Singapore - 3.4%
1,760	Capitacommercial Trust	1,358
1,324	CapitaLand Retail Ltd. ●	2,139
516	Hyflux Ltd.	1,252
1,304	Indofood Agri Resources Ltd. ●	2,083
		6,832
	South Korea - 2.6%
1	Amorepacific Corp.	1,055

1

Hartford International Small Company HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.9% - (continued)
	South Korea - 2.6% - (continued)
18	GS Engineering & Construction Corp.	$1,551
7	LG Household & Health Care Ltd.	1,761
7	OCI Co., Ltd.	1,192
		5,559
	Sweden - 1.7%
129	Bjoern Borg Ab	1,363
91	Swedish Match Ab	2,166
		3,529
	Switzerland - 2.2%
31	Dufry Group	2,450
70	Temenos Group AG ●	2,045
		4,495
	United Kingdom - 19.6%
124	African Barrick Gold Ltd. ●	1,094
89	AMEC plc	1,080
476	Arm Holdings plc	1,708
80	Autonomy Corp. plc ●	2,203
262	Babcock International Group plc	2,395
524	Brown (N) Group plc	1,740
48	Chemring Group plc	2,419
604	Chloride Group plc	1,922
121	Close Brothers Group plc	1,428
1,152	Debenhams plc	1,321
549	Domino's Pizza UK & IRL plc	2,816
736	Game Group plc	1,099
952	Hampson Industries plc	874
1,239	Hansteen Holdings plc	1,506
118	Hunting plc	1,105
191	ICAP plc	1,081
310	IG Group Holdings plc	1,892
94	Kier Group plc	1,575
301	Rexam plc	1,339
143	Rightmove	1,460
95	Rotork plc	2,032
72	Ultra Electronics Holdings plc	1,650
212	VT Group plc	2,414
667	William Hill plc	2,142
334	Xchanging plc	984
		41,279
	United States - 0.5%
152	Shanda Games Ltd. ●	1,098

	Total common stocks
	(cost $179,236)	$199,017

	Total long-term investments
	(cost $179,236)	$199,017

SHORT-TERM INVESTMENTS - 4.4%
	Repurchase Agreements - 4.4%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $658,
	collateralized by FHLMC 6.00%, 2037,
	FNMA 5.00%, 2035, value of $672)
$658	0.02%, 3/31/2010		$658
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $4,859,
	collateralized by FNMA 4.00% - 7.50%,
	2024 - 2039, value of $4,956)
4,859	0.03%, 3/31/2010		4,859
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 04/01/2010 in the
	amount of $540, collateralized by FNMA
	4.50%, 2040, value of $551)
540	0.01%, 3/31/2010		540
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $1,843,
	collateralized by FHLMC 4.00% - 6.00%,
	2018 - 2040, FNMA 4.00% - 6.50%, 2018 -
	2040, value of $1,887)
1,843	0.02%, 3/31/2010		1,843
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2010 in the amount of
	$5, collateralized by U.S. Treasury Note
	1.75%, 2014, value of $5)
5	0.01%, 3/31/2010		5
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 04/01/2010 in the
	amount of $1,116, collateralized by FNMA
	3.50% - 7.00%, 2019 - 2040, value of
	$1,139)
1,116	0.01%, 3/31/2010		1,116
			9,021
	Total short-term investments
	(cost $9,021)		$9,021

	Total investments
	(cost $188,257) ▲	100.3%	$208,038
	Other assets and liabilities	(0.3)%	(701)
	Total net assets	100.0%	$207,337

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 95.4% of total net assets at March 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

2

Hartford International Small Company HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $192,868 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$30,357
Unrealized Depreciation	(15,187)
Net Unrealized Appreciation	$15,170

●	Currently non-income producing.

Forward Foreign Currency Contracts Outstanding at March 31, 2010

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Australian Dollar (Buy)	$193	$192	04/01/10	$1
British Pound (Sell)	163	162	04/06/10	(1)
British Pound (Buy)	27	27	04/07/10	–
Japanese Yen (Sell)	156	157	04/02/10	1
Japanese Yen (Buy)	852	856	04/05/10	(4)
Swiss Franc (Sell)	749	751	04/07/10	2
				$(1)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Diversification by Industry
as of March 31, 2010

Industry (Sector)	Percentage of Net Assets
Automobiles & Components (Consumer
Discretionary)	3.0%
Banks (Financials)	1.7
Capital Goods (Industrials)	16.1
Commercial & Professional Services (Industrials)	4.5
Consumer Durables & Apparel (Consumer
Discretionary)	3.5
Consumer Services (Consumer Discretionary)	3.8
Diversified Financials (Financials)	5.4
Energy (Energy)	5.7
Food & Staples Retailing (Consumer Staples)	1.0
Food, Beverage & Tobacco (Consumer Staples)	2.7
Health Care Equipment & Services (Health Care)	2.4
Household & Personal Products (Consumer Staples)	1.4
Insurance (Financials)	0.8
Materials (Materials)	10.7
Media (Consumer Discretionary)	0.7
Pharmaceuticals, Biotechnology & Life Sciences
(Health Care)	4.6
Real Estate (Financials)	3.2
Retailing (Consumer Discretionary)	7.4
Semiconductors & Semiconductor Equipment
(Information Technology)	2.5
Software & Services (Information Technology)	6.1
Technology Hardware & Equipment (Information
Technology)	1.8
Transportation (Industrials)	5.4
Utilities (Utilities)	1.5
Short-Term Investments	4.4
Other Assets and Liabilities	(0.3)
Total	100.0%

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$199,017	$9,368	$189,649	$–
Short-Term Investments	9,021	–	9,021	–
Total	$208,038	$9,368	$198,670	$–
Forward Foreign Currency Contracts *	4	–	4	–
Total	$4	$–	$4	$–
Liabilities:
Forward Foreign Currency Contracts *	5	–	5	–
Total	$5	$–	$5	$–

♦	For the period ended March 31, 2010, there were no significant transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further country breakout.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

3

Hartford MidCap HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.5%
	Automobiles & Components - 0.9%
566	Harley-Davidson, Inc.	$15,888

	Banks - 3.8%
4,297	Huntington Bancshares, Inc.	23,076
306	M&T Bank Corp.	24,259
267	MGIC Investment Corp. ●	2,929
1,106	TCF Financial Corp.	17,636
		67,900
	Capital Goods - 10.5%
490	AMETEK, Inc.	20,303
582	BE Aerospace, Inc. ●	17,725
358	Carlisle Cos., Inc.	13,632
532	IDEX Corp.	17,602
467	Ingersoll-Rand plc	16,295
651	Lennox International, Inc.	28,839
623	Masco Corp.	9,671
765	PACCAR, Inc.	33,160
449	Rockwell Collins, Inc.	28,114
		185,341
	Commercial & Professional Services - 1.9%
510	Herman Miller, Inc.	9,201
365	HNI Corp.	9,723
519	Republic Services, Inc.	15,049
9	Ritchie Bros. Auctioneers, Inc.	185
		34,158
	Consumer Durables & Apparel - 3.4%
557	Hasbro, Inc.	21,322
882	Mattel, Inc.	20,054
21	NVR, Inc. ●	14,893
485	Pulte Group, Inc. ●	5,460
		61,729
	Consumer Services - 3.8%
270	Apollo Group, Inc. Class A ●	16,548
156	Cheesecake Factory, Inc. ●	4,219
177	DeVry, Inc.	11,521
169	ITT Educational Services, Inc. ●	18,975
73	Strayer Education, Inc.	17,753
		69,016
	Diversified Financials - 2.8%
77	IntercontinentalExchange, Inc. ●	8,638
455	SEI Investments Co.	9,990
154	Stifel Financial ●	8,267
637	Waddell and Reed Financial, Inc. Class A	22,950
		49,845
	Energy - 8.0%
360	Consol Energy, Inc.	15,336
481	Denbury Resources, Inc. ●	8,108
210	Forest Oil Corp. ●	5,432
646	Frontier Oil Corp.	8,723
296	Holly Corp.	8,269
273	Massey Energy Co.	14,275
566	Nabors Industries Ltd. ●	11,105
173	Noble Energy, Inc.	12,614
356	Overseas Shipholding Group, Inc.	13,984
217	Peabody Energy Corp.	9,913
265	St. Mary Land & Exploration Co.	9,232
260	Ultra Petroleum Corp. ●	12,138
752	Valero Energy Corp.	14,822
		143,951
	Food, Beverage & Tobacco - 1.6%
664	Flowers Foods, Inc.	16,425
581	Smithfield Foods, Inc. ●	12,054
		28,479
	Health Care Equipment & Services - 9.5%
456	Beckman Coulter, Inc.	28,649
128	Cerner Corp. ●	10,845
899	Coventry Health Care, Inc. ●	22,226
122	Edwards Lifesciences Corp. ●	12,034
265	Humana, Inc. ●	12,375
470	Lincare Holdings, Inc. ●	21,107
391	Omnicare, Inc.	11,059
647	Patterson Cos., Inc.	20,102
544	St. Jude Medical, Inc. ●	22,324
284	Universal Health Services, Inc. Class B	9,976
		170,697
	Household & Personal Products - 0.4%
106	Estee Lauder Co., Inc.	6,863

	Insurance - 4.3%
1,488	Genworth Financial, Inc. ●	27,292
1,191	Unum Group	29,493
774	W.R. Berkley Corp.	20,195
		76,980
	Materials - 3.2%
157	Cliff's Natural Resources, Inc.	11,146
168	FMC Corp.	10,177
60	Martin Marietta Materials, Inc.	5,030
332	Scotts Miracle-Gro Co. Class A	15,374
899	Steel Dynamics, Inc.	15,708
		57,435
	Media - 2.5%
642	Discovery Communications, Inc. ●	21,678
581	DreamWorks Animation SKG, Inc. ●	22,878
		44,556
	Pharmaceuticals, Biotechnology & Life Sciences - 6.2%
950	Amylin Pharmaceuticals, Inc. ●	21,368
1,416	King Pharmaceuticals, Inc. ●	16,646
903	Mylan, Inc. ●	20,501
678	Qiagen N.V. ●	15,596
205	Vertex Pharmaceuticals, Inc. ●	8,386
647	Watson Pharmaceuticals, Inc. ●	27,013
		109,510
	Real Estate - 1.9%
213	Alexandria Real Estate Equities, Inc.	14,406
585	Host Hotels & Resorts, Inc.	8,569
128	Public Storage	11,761
		34,736
	Retailing - 6.5%
493	Advance Automotive Parts, Inc.	20,650
66	AutoZone, Inc. ●	11,458
283	CarMax, Inc. ●	7,119
1,329	Office Depot, Inc. ●	10,602
464	O'Reilly Automotive, Inc. ●	19,333
931	Penske Automotive Group, Inc. ●	13,418

1

Hartford MidCap HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.5% - (continued)
	Retailing - 6.5% - (continued)
247	Sherwin-Williams Co.	$16,717
679	Staples, Inc.	15,870
		115,167
	Semiconductors & Semiconductor Equipment - 3.1%
433	Altera Corp.	10,529
334	Analog Devices, Inc.	9,620
465	Lam Research Corp. ●	17,339
446	Maxim Integrated Products, Inc.	8,654
354	Xilinx, Inc.	9,024
		55,166
	Software & Services - 10.5%
322	BMC Software, Inc. ●	12,251
548	Check Point Software Technologies Ltd.
	ADR ●	19,213
379	Citrix Systems, Inc. ●	18,006
169	Equinix, Inc. ●	16,450
165	Factset Research Systems, Inc.	12,069
497	Gartner, Inc. Class A ●	11,042
968	Genpact Ltd. ●	16,232
143	Global Payments, Inc.	6,527
433	Micros Systems ●	14,224
722	Red Hat, Inc. ●	21,144
923	VeriSign, Inc. ●	24,015
952	Western Union Co.	16,143
		187,316
	Technology Hardware & Equipment - 3.9%
227	National Instruments Corp.	7,584
658	NetApp, Inc. ●	21,411
658	Polycom, Inc. ●	20,128
374	SanDisk Corp. ●	12,941
311	Teradata Corp. ●	8,985
		71,049
	Telecommunication Services - 1.1%
453	American Tower Corp. Class A ●	19,311

	Transportation - 5.8%
411	Con-way, Inc.	14,417
568	Expeditors International of Washington, Inc.	20,967
390	J.B. Hunt Transport Services, Inc.	13,986
229	Kansas City Southern ●	8,277
2,476	Southwest Airlines Co.	32,730
637	UAL Corp. ●	12,449
		102,826
	Utilities - 3.9%
532	Aqua America, Inc.	9,347
834	Northeast Utilities	23,060
824	UGI Corp.	21,856
318	Wisconsin Energy Corp.	15,732
		69,995
	Total common stocks
	(cost $1,458,992)	$1,777,914

	Total long-term investments
	(cost $1,458,992)	$1,777,914

SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.9%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $1,162,
	collateralized by FHLMC 6.00%, 2037,
	FNMA 5.00%, 2035, value of $1,185)
$1,162	0.02%, 3/31/2010		$1,162
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $8,572,
	collateralized by FNMA 4.00% - 7.50%,
	2024 - 2039, value of $8,744)
8,572	0.03%, 3/31/2010		8,572
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 04/01/2010 in the
	amount of $954, collateralized by FNMA
	4.50%, 2040, value of $973)
953	0.01%, 3/31/2010		953
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $3,251,
	collateralized by FHLMC 4.00% - 6.00%,
	2018 - 2040, FNMA 4.00% - 6.50%, 2018
	- 2040, value of $3,330)
3,251	0.02%, 3/31/2010		3,251
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2010 in the amount of
	$8, collateralized by U.S. Treasury Note
	1.75%, 2014, value of $8)
8	0.01%, 3/31/2010		8
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $1,970,
	collateralized by FNMA 3.50% - 7.00%,
	2019 - 2040, value of $2,009)
1,970	0.01%, 3/31/2010		1,970
			15,916
	Total short-term investments
	(cost $15,916)		$15,916

	Total investments
	(cost $1,474,908) ▲	100.4%	$1,793,830
	Other assets and liabilities	(0.4)%	(6,869)
	Total net assets	100.0%	$1,786,961

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.9% of total net assets at March 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

2

Hartford MidCap HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $1,487,571 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$326,522
Unrealized Depreciation	(20,263)
Net Unrealized Appreciation	$306,259

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
March 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$1,777,914	$1,777,914	$–	$–
Short-Term Investments	15,916	–	15,916	–
Total	$1,793,830	$1,777,914	$15,916	$–

♦	For the period ended March 31, 2010, there were no significant transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

3

Hartford MidCap Value HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.7%
	Banks - 3.1%
118	Associated Bancorp.	$1,627
128	Beneficial Mutual Bancorp, Inc. ●	1,209
159	Comerica, Inc.	6,029
815	Huntington Bancshares, Inc.	4,379
204	Susquehanna Bancshares, Inc.	1,998
80	Umpqua Holdings Corp.	1,056
		16,298
	Capital Goods - 11.7%
134	AGCO Corp. ●	4,807
148	AMETEK, Inc.	6,124
377	Barnes Group, Inc.	7,323
88	Dover Corp.	4,100
88	Esterline Technologies Corp. ●	4,334
238	Pentair, Inc.	8,460
90	Teledyne Technologies, Inc. ●	3,698
257	Terex Corp. ●	5,825
253	Textron, Inc.	5,378
160	Thomas & Betts Corp. ●	6,278
86	URS Corp. ●	4,286
		60,613
	Consumer Durables & Apparel - 5.2%
219	Mattel, Inc.	4,969
275	MDC Holdings, Inc.	9,518
320	Toll Brothers, Inc. ●	6,652
68	V.F. Corp.	5,482
		26,621
	Consumer Services - 1.0%
1,229	Thomas Cook Group plc	5,035

	Diversified Financials - 9.0%
64	Affiliated Managers Group, Inc. ●	5,017
230	Ameriprise Financial, Inc.	10,442
293	Invesco Ltd.	6,417
639	PHH Corp. ●	15,071
182	Solar Capital Ltd. ⌂	3,458
326	TD Ameritrade Holding Corp. ●	6,206
		46,611
	Energy - 6.1%
197	Cie Gen Geophysique SP ADR ●	5,570
236	Cobalt International Energy ●	3,203
94	Consol Energy, Inc.	4,027
60	Ensco plc	2,687
170	Newfield Exploration Co. ●	8,822
49	Noble Energy, Inc.	3,555
191	SBM Offshore N.V.	3,819
		31,683
	Food, Beverage & Tobacco - 3.2%
4	BRF Brasil Foods S.A. ADR	203
54	Bunge Ltd. Finance Corp.	3,322
285	Dean Foods Co. ●	4,464
175	Perdigao S.A.	4,719
963	PureCircle Ltd. ●	3,595
		16,303
	Health Care Equipment & Services - 4.8%
81	Amedisys, Inc. ●	4,489
265	Amerisource Bergen Corp.	7,672
266	CIGNA Corp.	9,716
186	Team Health Holdings ●	3,117
		24,994
	Insurance - 9.1%
86	Everest Re Group Ltd.	6,936
140	Fidelity National Financial, Inc.	2,073
71	First American Financial Corp.	2,386
16	PartnerRe Ltd.	1,292
169	Platinum Underwriters Holdings Ltd.	6,259
17	Primerica, Inc. ●	255
218	Principal Financial Group, Inc.	6,356
202	Reinsurance Group of America, Inc.	10,583
431	Unum Group	10,668
		46,808
	Materials - 8.6%
77	Agrium U.S., Inc.	5,403
66	Cytec Industries, Inc.	3,089
127	FMC Corp.	7,713
92	Greif, Inc.	5,053
51	Methanex Corp.	1,245
202	Nalco Holding Co.	4,910
232	Owens-Illinois, Inc. ●	8,235
1,043	Rexam plc	4,638
132	Sino Forest Corp. ■●	2,586
83	Sino Forest Corp. Class A ●	1,634
		44,506
	Media - 3.2%
430	CBS Corp. Class B	5,993
597	Virgin Media, Inc.	10,311
		16,304
	Pharmaceuticals, Biotechnology & Life Sciences - 4.5%
143	Endo Pharmaceuticals Holdings, Inc. ●	3,395
710	Impax Laboratories, Inc. ●	12,686
453	King Pharmaceuticals, Inc. ●	5,332
114	Theravance, Inc. ●	1,522
		22,935
	Real Estate - 4.3%
249	BR Malls Participacoes S.A. ●	2,945
599	BR Properties S.A. ●	4,331
1,830	Chimera Investment Corp.	7,119
148	Iguatemi Emp de Shopping	2,488
234	Multiplan Empreendimentos Imobiliarios S.A.	3,915
61	Piedmont Office Realty Trust, Inc.	1,201
		21,999
	Retailing - 4.9%
172	American Eagle Outfitters, Inc.	3,185
123	AnnTaylor Stores Corp. ●	2,536
5,788	Buck Holdings L.P. ⌂●†	13,290
119	Ross Stores, Inc.	6,358
		25,369
	Semiconductors & Semiconductor Equipment - 3.2%
105	Linear Technology Corp.	2,958
267	Teradyne, Inc. ●	2,986
319	Varian Semiconductor Equipment Associates,
	Inc. ●	10,559
		16,503

1

Hartford MidCap Value HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.7% - (continued)
	Software & Services - 0.8%
98	McAfee, Inc. ●	$3,941

	Technology Hardware & Equipment - 5.5%
387	Arrow Electronics, Inc. ●	11,672
687	Flextronics International Ltd. ●	5,382
208	JDS Uniphase Corp. ●	2,611
9,514	Kingboard Laminates Holdings	8,288
452	Solar Cayman Ltd. ⌂●†	199
		28,152
	Transportation - 4.1%
1,081	Delta Air Lines, Inc. ●	15,769
150	J.B. Hunt Transport Services, Inc.	5,389
		21,158
	Utilities - 6.4%
130	Allegheny Energy, Inc.	2,986
721	N.V. Energy, Inc.	8,891
269	Northeast Utilities	7,441
172	UGI Corp.	4,568
148	Westar Energy, Inc.	3,309
111	Wisconsin Energy Corp.	5,480
		32,675
	Total common stocks
	(cost $415,385)	$508,508

PREFERRED STOCKS - 0.3%
	Banks - 0.3%
136	Umpqua Holdings Corp., 15.00% ●	$1,796

	Total preferred stocks
	(cost $1,500)	$1,796

	Total long-term investments
	(cost $416,885)	$510,304

SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $230,
	collateralized by FHLMC 6.00%, 2037,
	FNMA 5.00%, 2035, value of $235)
$230	0.02%, 3/31/2010	$230
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $1,700,
	collateralized by FNMA 4.00% - 7.50%,
	2024 - 2039, value of $1,734)
1,700	0.03%, 3/31/2010	1,700
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 04/01/2010 in the
	amount of $189, collateralized by FNMA
	4.50%, 2040, value of $193)
189	0.01%, 3/31/2010	189
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $645,
	collateralized by FHLMC 4.00% - 6.00%,
	2018 - 2040, FNMA 4.00% - 6.50%, 2018 -
	2040, value of $660)
645	0.02%, 3/31/2010		645
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2010 in the amount of
	$2, collateralized by U.S. Treasury Note
	1.75%, 2014, value of $2)
2	0.01%, 3/31/2010		2
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 04/01/2010 in the
	amount of $390, collateralized by FNMA
	3.50% - 7.00%, 2019 - 2040, value of $398)
390	0.01%, 3/31/2010		390
			3,156
	Total short-term investments
	(cost $3,156)		$3,156

	Total investments
	(cost $420,041) ▲	99.6%	$513,460
	Other assets and liabilities	0.4%	1,867
	Total net assets	100.0%	$515,327

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 12.1% of total net assets at March 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $431,544 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$106,309
Unrealized Depreciation	(24,393)
Net Unrealized Appreciation	$81,916

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the  supervision of the Fund's Board of Directors at March 31, 2010, was $13,489, which represents 2.62% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

2

Hartford MidCap Value HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these  securities at March 31, 2010, was $2,586, which represents 0.50% of total net assets.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
06/2007	5,788	Buck Holdings L.P.	$ 5,492
03/2007	182	Solar Capital Ltd.	5,491
03/2007	452	Solar Cayman Ltd. - 144A	336

The aggregate value of these securities at March 31, 2010 was $16,947 which represents 3.29% of total net assets.

Forward Foreign Currency Contracts Outstanding at March 31, 2010

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Canadian Dollar (Sell)	$8	$8	04/06/10	$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
March 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$508,508	$469,781	$21,780	$16,947
Preferred Stocks	1,796	1,796	–	–
Short-Term Investments	3,156	–	3,156	–
Total	$513,460	$471,577	$24,936	$16,947
Forward Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the period ended March 31, 2010, there were no significant transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in
	of		Unrealized				Transfers	Transfers	Balance as
	December	Realized	Appreciation				Into	Out of	of March
	31, 2009	Gain (Loss)	(Depreciation)		Purchases	Sales	Level 3	Level 3	31, 2010
Assets:
Common Stock	$15,586	$343	$1,206	*	$5,490	$(5,678)	$—	$—	$16,947
Total	$15,586	$343	$1,206		$5,490	$(5,678)	$—	$—	$16,947

*     Change in unrealized gains or losses in the current period relating to assets still held at March 31, 2010 was $1,206.

3

Hartford Money Market HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CERTIFICATES OF DEPOSIT- 8.9%
	Commercial Banking - 3.2%
	Barclays Bank plc (New York Branch)
$20,000	0.18%, 04/15/2010	$20,000
16,000	0.20%, 05/27/2010	16,000
28,250	0.48%, 09/07/2010 Δ	28,250
	Rabobank USA
18,000	0.24%, 05/03/2010	18,000
	Svenska Handelsbanken, Inc.
15,500	0.32%, 09/20/2010	15,500
		97,750

	Depository Credit - Banking - 3.1%
	Deutsche Bank AG
15,000	0.14%, 04/08/2010	15,000
17,750	0.20%, 04/02/2010	17,750
	Toronto-Dominion Holdings
30,500	0.19%, 04/27/2010	30,500
30,500	0.26%, 07/14/2010	30,501
		93,751

	Other Financial Investment Activities - 2.1%
	BNP Paribas Finance
28,500	0.20%, 04/07/2010	28,500
21,000	0.23%, 05/19/2010	21,000
13,750	0.26%, 07/16/2010	13,750
		63,250

	Real Estate Credit (Mortgage Banking) - 0.5%
	Svenska Handelsbanken, Inc.
15,500	0.21%, 06/10/2010	15,500

	Total certificates of deposit
	(cost $270,251)	$270,251

COMMERCIAL PAPER - 53.8%
	Basic Chemical Manufacturing - 1.4%
	Export Development Canada
$16,600	0.17%, 05/26/2010 - 06/10/2010 ○	$16,595
15,250	0.19%, 05/17/2010 ○	15,246
12,000	0.21%, 07/15/2010 ○	11,993
		43,834

	Beverage Manufacturing - 2.0%
	Coca Cola Co.
25,100	0.13%, 04/05/2010 ○	25,100
18,750	0.20%, 06/24/2010 ■ ○	18,741
17,750	0.22%, 05/11/2010 ○	17,746
		61,587

	Commercial Banking - 9.8%
	Bank of America Corp.
11,250	0.18%, 04/22/2010 ○	11,249
37,000	0.23%, 04/06/2010 - 06/07/2010 ○	36,992
15,250	0.26%, 07/12/2010 ○	15,239
	Commonwealth Bank of Australia
9,250	0.19%, 05/17/2010 ○	9,248
23,000	0.20%, 06/04/2010 ○	22,992
	Old Line Funding LLC
32,250	0.16%, 04/01/2010 ■ ○	32,250
16,000	0.20%, 06/10/2010 ■ ○	15,994
14,500	0.25%, 07/20/2010 ■ ○	14,489
	Rabobank USA
10,000	0.23%, 07/06/2010 ○	9,994
	State Street Corp.
19,500	0.19%, 04/05/2010 ○	19,500
16,000	0.20%, 06/03/2010 ○	15,994
10,000	0.23%, 06/21/2010 ○	9,995
15,750	0.24%, 07/07/2010 ○	15,740
	Svenska Handelsbanken, Inc.
15,250	0.20%, 06/01/2010 ○	15,245
	Westpac Banking Corp.
10,750	0.21%, 04/01/2010 ■ ○	10,750
17,750	0.23%, 05/05/2010 ■ ○	17,746
20,000	0.26%, 09/17/2010 ■ Δ	20,002
		293,419

	Computer and Peripheral Equipment Manufacturing - 2.1%
	Microsoft Corp.
8,250	0.10%, 04/21/2010 ○	8,250
18,500	0.11%, 04/08/2010 ○	18,500
12,500	0.14%, 05/10/2010 ○	12,498
23,750	0.17%, 05/13/2010 ○	23,745
		62,993

	Consumer Lending - 2.6%
	Straight-A Funding LLC
16,200	0.17%, 04/12/2010 ■ ○	16,199
17,000	0.18%, 05/07/2010 ■ ○	16,997
16,250	0.19%, 05/17/2010 ■ ○	16,246
14,000	0.20%, 06/07/2010 ■ ○	13,995
14,750	0.22%, 06/16/2010 ■ ○	14,743
		78,180

	Depository Credit - Banking - 3.6%
	Bank of Nova Scotia
16,000	0.16%, 04/09/2010 ○	15,999
17,750	0.17%, 04/19/2010 ○	17,748
17,000	0.19%, 05/21/2010 ○	16,996
10,500	0.25%, 06/29/2010 ○	10,493
	Societe Generale NA
11,250	0.21%, 04/26/2010 ○	11,248
17,750	0.25%, 04/01/2010 ○	17,750
17,750	0.27%, 05/04/2010 ○	17,746
		107,980

	Electrical Equipment Manufacturing Household
	Appliances - 2.0%
	General Electric Co.
15,250	0.14%, 04/15/2010 ○	15,249
15,250	0.15%, 05/03/2010 ○	15,248

1

Hartford Money Market HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMERCIAL PAPER - 53.8% - (continued)
	Electrical Equipment Manufacturing Household
	Appliances - 2.0% - (continued)
$30,500	0.20%, 06/22/2010 ○	$30,486
		60,983

	International Trade Financing (Foreign Banks) - 10.3%
	Australia & New Zealand Banking Group
	Ltd.
17,000	0.21%, 04/12/2010 ■ ○	16,999
17,750	0.22%, 04/23/2010 ■ ○	17,748
17,000	0.25%, 05/27/2010 ■ ○	16,993
	Kreditanstalt fuer Wiederaufbau
47,750	0.14%, 04/15/2010 - 04/19/2010 ■ ○	47,747
12,250	0.16%, 04/12/2010 ■ ○	12,249
19,250	0.17%, 05/17/2010 ■ ○	19,246
13,500	0.21%, 06/04/2010 ■ ○	13,495
	Nordea North America
35,500	0.17%, 04/02/2010 - 04/06/2010 ○	35,500
12,750	0.19%, 04/28/2010 ○	12,748
	Royal Bank of Canada
20,000	0.23%, 07/19/2010 ○	19,986
	Societe De Prise Participation
43,000	0.18%, 04/06/2010 ○	42,999
28,250	0.21%, 05/20/2010 ○	28,242
15,000	0.27%, 08/12/2010 ○	14,985
	U.S. Bank National Association
10,750	0.19%, 06/14/2010 ○	10,746
		309,683

	Natural Gas Distribution - 1.6%
	Conocophillips
18,750	0.17%, 05/06/2010 ■ ○	18,747
10,500	0.19%, 05/14/2010 ■ ○	10,497
17,680	0.20%, 06/15/2010 ■ ○	17,673
		46,917

	Other Financial Investment Activities - 4.1%
	CBA (Delaware) Finance
16,250	0.21%, 04/19/2010 ○	16,248
	Sheffield Receivables Corp.
16,250	0.16%, 04/14/2010 ○	16,249
16,000	0.17%, 04/06/2010 ○	16,000
16,000	0.19%, 06/09/2010 ○	15,994
12,750	0.23%, 06/08/2010 ○	12,744
	Yorktown Capital LLC
14,500	0.17%, 04/20/2010 ■ ○	14,499
30,750	0.21%, 04/21/2010 - 05/03/2010 ■ ○	30,746
		122,480

	Other Investment Pools and Funds - 2.1%
	Falcon Asset Securitization Co.
28,750	0.16%, 04/07/2010 - 05/26/2010 ■ ○	28,746
19,500	0.22%, 06/18/2010 ■ ○	19,491
13,500	0.25%, 07/19/2010 ■ ○	13,490
		61,727

	Pharmaceutical & Medicine Manufacturing - 2.2%
	Abbott Laboratories
35,150	0.12%, 04/05/2010 - 04/12/2010 ■ ○	35,149
	Merck & Co., Inc.
30,850	0.22%, 06/24/2010 ○	30,834
		65,983

	Real Estate Credit (Mortgage Banking) - 1.6%
	Cafco LLC
32,500	0.19%, 04/20/2010 - 05/18/2010 ■ ○	32,494
14,750	0.25%, 07/12/2010 ■ ○	14,740
		47,234
	Securities and Commodity Contracts and Brokerage - 0.4%
	JP Morgan Chase Funding, Inc.
12,750	0.23%, 07/14/2010 ○	12,741

	Soap, Cleaning Compound, Toiletries Manufacturing - 2.1%
	Procter & Gamble
30,500	0.12%, 04/22/2010 ■ ○	30,498
16,250	0.14%, 04/13/2010 ■ ○	16,249
15,250	0.17%, 04/20/2010 ■ ○	15,249
		61,996

	Sovereign Foreign Governments - 5.9%
	Canada (Government of)
9,250	0.17%, 05/17/2010 ○	9,248
	Ontario (Province of)
16,630	0.12%, 05/03/2010 ○	16,628
10,000	0.14%, 04/06/2010 ○	10,000
30,500	0.19%, 06/28/2010 ○	30,486
18,500	0.21%, 06/01/2010 ○	18,493
	Quebec (Province of)
16,000	0.12%, 05/03/2010 ■ ○	15,998
22,500	0.16%, 04/21/2010 ■ ○	22,498
22,500	0.18%, 05/21/2010 ■ ○	22,495
30,500	0.23%, 06/29/2010 ■ ○	30,483
		176,329
	Total commercial paper
	(cost $1,614,066)	$1,614,066

CORPORATE NOTES - 12.7%
	Commercial Banking - 1.7%
	Rabobank Netherlands
$36,100	0.65%, 05/19/2010 ■ Δ	$36,121
	Wachovia Bank NA
16,000	1.15%, 05/14/2010 Δ	16,018
		52,139
	Depository Credit - Banking - 3.6%
	Royal Bank of Canada
25,838	0.27%, 06/08/2010 Δ	25,842
	US Bancorp
36,500	0.30%, 05/28/2010 Δ	36,504

2

Hartford Money Market HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE NOTES - 12.7% - (continued)
	Depository Credit - Banking - 3.6% - (continued)
	Wachovia Corp.
$20,250	0.32%, 07/26/2010 Δ	$20,253
	Wells Fargo & Co.
24,250	0.47%, 08/20/2010 Δ	24,266
		106,865
	Insurance Carriers - 0.9%
	Met Life Global Funding I
28,600	0.86%, 09/17/2010 ■ Δ	28,657

	International Trade Financing (Foreign Banks) - 3.2%
	International Bank for Reconstruction &
	Development
31,000	0.17%, 05/14/2010 ○	30,994
13,750	0.20%, 06/01/2010 ○	13,745
20,000	0.21%, 06/09/2010 ○	19,992
30,750	0.25%, 06/29/2010 ○	30,731
		95,462
	Securities and Commodity Contracts and Brokerage - 3.3%
	Goldman Sachs Group, Inc.
15,300	0.39%, 06/28/2010 Δ	15,303
16,000	0.59%, 06/28/2010 Δ	16,012
	JP Morgan Chase & Co.
34,750	0.28%, 05/07/2010 Δ	34,752
	Morgan Stanley
32,250	0.35%, 05/07/2010 Δ	32,253
		98,320
	Total corporate notes
	(cost $381,443)	$381,443

OTHER POOLS AND FUNDS - 0.6%
17,554	JP Morgan U.S. Government Money
	Market Fund	$17,554
–	State Street Bank U.S. Government Money
	Market Fund	–
–	Wells Fargo Advantage Government
	Money Market Fund	–

	Total other pools and funds
	(cost $17,554)	$17,554

REPURCHASE AGREEMENTS - 1.0%
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing
	on 04/01/2010 in the amount of $15,209,
	collateralized by U.S. Treasury Note
	1.13% - 4.63%, 2012 - 2016, value of
	$15,514)
$15,209	0.00% dated 03/31/2010	$15,209
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $15,596,
	collateralized by U.S. Treasury Note
	3.13%, 2019, value of $15,908)
15,596	0.01% dated 03/31/2010		$15,596

	Total repurchase agreements
	(cost $30,805)		$30,805

U.S. GOVERNMENT AGENCIES - 8.5%
	Federal Home Loan Mortgage Corp. - 3.1%
$15,500	0.12%, 04/13/2010 ○		$15,499
16,500	0.13%, 04/26/2010 ○		16,499
49,750	0.15%, 05/24/2010 - 06/07/2010 ○		49,735
12,000	0.24%, 08/10/2010 ○		11,990
			93,723
	Federal National Mortgage Association - 5.4%
99,750	0.12%, 04/07/2010 - 04/21/2010 ○		99,746
25,000	0.15%, 05/25/2010 ○		24,994
20,000	0.19%, 06/09/2010 ○		19,993
16,000	0.21%, 07/09/2010 ○		15,991
			160,724
	Total U.S. government agencies
	(cost $254,447)		$254,447

U.S. GOVERNMENT SECURITIES - 4.6%
	Other Direct Federal Obligations - 4.6%
	Federal Home Loan Bank
$14,750	0.10%, 04/01/2010 ○		$14,750
16,000	0.11%, 04/07/2010 ○		16,000
69,250	0.12%, 04/05/2010 - 04/23/2010 ○		69,247
21,498	0.13%, 04/16/2010 ○		21,497
15,750	0.19%, 06/16/2010 ○		15,743
			137,237
	Total U.S. government securities
	(cost $137,237)		$137,237

U.S. TREASURY BILLS - 10.6%
$66,500	0.07%, 04/08/2010 ○		$66,499
129,000	0.10%, 04/22/2010 - 05/20/2010 ○		128,987
60,000	0.13%, 04/29/2010 ○		59,994
62,000	0.16%, 06/17/2010 ○		61,980

	Total U.S. treasury bills
	(cost $317,460)		$317,460

	Total investments
	(cost $3,023,263) ▲	100.7%	$3,023,263
	Other assets and liabilities	(0.7)%	(20,879)
	Total net assets	100.0%	$3,002,384

3

Hartford Money Market HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments are shown in the ratio of the total market value to total net assets. The rates presented in this Schedule of Investments are yields, unless otherwise noted. Market value of investments in U.S. dollar denominated securities of foreign issuers represents 19.6% of total net assets at March 31, 2010.

▲	Also represents cost for tax purposes.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2010, was $807,149, which represents 26.88% of total net assets.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
March 31, 2010

	Total	Level 1 ♦	Level 2♦	Level 3
Assets:
Certificates of Deposit	$270,251	$–	$270,251	$–
Commercial Paper	1,614,066	–	1,614,066	–
Corporate Notes	381,443	–	381,443	–
Other Pools and Funds	17,554	17,554	–	–
Repurchase Agreements	30,805	–	30,805	–
U.S. Government Agencies	254,447	–	254,447	–
U.S. Government Securities	137,237	–	137,237	–
U.S. Treasury Bills	317,460	–	317,460	–
Total	$3,023,263	$17,554	$3,005,709	$–

♦     For the period ended March 31, 2010, there were no significant transfers between Level 1 and Level 2.

4

Hartford Small Company HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.6%
	Automobiles & Components - 2.0%
597	ArvinMeritor, Inc. ●	$7,974
56	China Automotive Systems, Inc. ●	1,284
153	Cooper Tire & Rubber Co.	2,911
47	Drew Industries ●	1,035
393	Gentex Corp.	7,627
78	Standard Motor Products	770
48	TRW Automotive Holdings Corp. ●	1,366
42	Wabco Holdings, Inc.	1,255
59	Winnebago Industries, Inc. ●	865
		25,087
	Banks - 0.2%
147	Nara Bancorp, Inc. ●	1,291
51	Signature Bank ●	1,892
		3,183
	Capital Goods - 7.4%
20	Aaon, Inc.	462
60	Actuant Corp. Class A	1,178
31	Acuity Brands, Inc.	1,323
30	Altra Holdings, Inc. ●	405
8	Ampco-Pittsburgh Corp.	210
96	Apogee Enterprises	1,520
123	Arfon, Inc. ●	3,262
68	AZZ, Inc.	2,286
470	BE Aerospace, Inc. ●	14,318
604	Beacon Roofing Supply, Inc. ●	11,559
65	Carlisle Cos., Inc.	2,461
100	Chart Industries, Inc. ●	1,992
70	Colfax Corp. ●	822
74	Cubic Corp.	2,652
114	EMCOR Group, Inc. ●	2,805
86	Energy Recovery, Inc. ●	541
306	Gencorp, Inc. ●	1,762
34	Graham Corp.	618
354	GT Solar International, Inc. ●	1,852
357	Hansen Transmissions ●	491
96	Harbin Electric, Inc. ●	2,073
34	Heico Corp.	1,758
102	Hexcel Corp. ●	1,467
17	Houston Wire & Cable Co.	191
28	Hubbell, Inc. Class B	1,432
37	II-VI, Inc. ●	1,252
56	Kaman Corp.	1,390
39	Lennox International, Inc.	1,724
21	Lindsay Corp.	867
146	MasTec, Inc. ●	1,838
22	Michael Baker Corp. ●	760
26	Middleby Corp. ●	1,508
110	Orbital Sciences Corp. ●	2,091
20	Orion Marine Group, Inc. ●	360
37	Powell Industries, Inc. ●	1,214
20	Raven Industries	596
119	Regal-Beloit Corp.	7,064
315	Rush Enterprises, Inc. ●	4,165
60	Simpson Manufacturing Co., Inc.	1,668
33	Sterling Construction Co., Inc. ●	517
23	Sun Hydraulics Corp.	609
41	Toro Co.	1,998
86	Trex Co., Inc. ●	1,829
39	Watsco, Inc.	2,208
85	Woodward Governor Co.	2,732
		95,830
	Commercial & Professional Services - 2.8%
89	American Reprographics Co. LLC ●	797
37	ATC Technology Corp. ●	637
468	Corrections Corp. of America ●	9,304
2	CoStar Group, Inc. ●	81
153	Herman Miller, Inc.	2,767
82	HNI Corp.	2,180
76	Interface, Inc.	882
564	Knoll, Inc.	6,340
67	Rollins, Inc.	1,444
426	Sykes Enterprises, Inc. ●	9,741
68	Tetra Tech, Inc. ●	1,568
37	Towers Watson & Co.	1,760
		37,501
	Consumer Durables & Apparel - 7.2%
281	Brunswick Corp.	4,481
434	Carter's, Inc. ●	13,090
16	Deckers Outdoor Corp. ●	2,271
90	Fossil, Inc. ●	3,384
552	Hanesbrands, Inc. ●	15,356
318	Jarden Corp.	10,574
178	Liz Claiborne, Inc. ●	1,322
63	Lululemon Athletica, Inc. ●	2,617
57	Maidenform Brands, Inc. ●	1,235
9	National Presto Industries, Inc.	1,058
63	Oxford Industries, Inc.	1,281
34	Polaris Industries, Inc.	1,721
748	Rossi Residencial S.A.	5,175
39	Steven Madden Ltd. ●	1,908
47	Sturm Ruger & Co., Inc.	568
358	Tempur-Pedic International, Inc. ●	10,790
76	Timberland Co. Class A ●	1,621
201	Tupperware Brands Corp.	9,695
43	Under Armour, Inc. Class A ●	1,270
51	Warnaco Group, Inc. ●	2,415
78	Wolverine World Wide, Inc.	2,270
		94,102
	Consumer Services - 4.5%
49	Bally Technologies, Inc. ●	1,992
26	Bridgepoint Education, Inc. ●	643
25	Capella Education Co. ●	2,310
330	Cheesecake Factory, Inc. ●	8,930
154	Corinthian Colleges, Inc. ●	2,702
39	Cracker Barrel Old Country Store, Inc.	1,830
226	Grand Canyon Education, Inc. ●	5,897
861	Navitas Ltd.	4,029
34	P.F. Chang's China Bistro, Inc. ●	1,499
186	Penn National Gaming, Inc. ●	5,183
224	Sonic Corp. ●	2,473
68	Sotheby's Holdings	2,108
28	Steiner Leisure Ltd. ●	1,252
27	Strayer Education, Inc.	6,453
95	Texas Roadhouse, Inc. ●	1,322
378	Wyndham Worldwide Corp.	9,717
		58,340
	Diversified Financials - 1.6%
161	Advance America Cash Advance Centers,
	Inc.	935

1

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.6% - (continued)
	Diversified Financials - 1.6% - (continued)
107	BGC Partners, Inc.	$657
54	Calamos Asset Management, Inc.	782
69	Ezcorp, Inc. ●	1,422
87	First Cash Financial Services, Inc. ●	1,867
91	Knight Capital Group, Inc. ●	1,385
79	Life Partners Holdings, Inc.	1,760
10	MarketAxess Holdings, Inc.	149
19	Portfolio Recovery Associate ●	1,044
112	Stifel Financial ●	6,016
142	Waddell and Reed Financial, Inc. Class A	5,121
		21,138
	Energy - 3.4%
108	Alon USA Energy, Inc.	781
41	Atlas Energy, Inc.	1,268
235	Cal Dive International, Inc. ●	1,726
31	Carbo Ceramics, Inc.	1,941
97	Cloud Peak Energy, Inc. ●	1,612
157	CVR Energy, Inc. ●	1,370
237	Dresser-Rand Group, Inc. ●	7,444
37	Dril-Quip, Inc. ●	2,240
95	Geokinetics, Inc. ●	683
65	James River Coal Co. ●	1,038
18	Lufkin Industries, Inc.	1,454
100	Massey Energy Co.	5,208
77	Matrix Service Co. ●	825
12	Natural Gas Services Group ●	184
18	Oceaneering International, Inc. ●	1,140
159	Overseas Shipholding Group, Inc.	6,248
41	Rowan Companies, Inc. ●	1,182
120	Tesoro Corp.	1,672
108	TETRA Technologies, Inc. ●	1,321
125	Willbros Group, Inc. ●	1,503
107	World Fuel Services Corp.	2,841
		43,681
	Food & Staples Retailing - 0.3%
58	Casey's General Stores, Inc.	1,828
73	United Natural Foods, Inc. ●	2,040
		3,868
	Food, Beverage & Tobacco - 2.2%
43	American Italian Pasta Co. ●	1,670
22	Boston Beer Co., Inc. Class A ●	1,146
140	Cental Euro Distribution Corp. ●	4,902
143	Darling International, Inc. ●	1,281
39	Diamond Foods, Inc.	1,651
124	Green Mountain Coffee Roasters ●	12,033
31	J&J Snack Foods Corp.	1,344
36	Lancaster Colony Corp.	2,104
30	Sanderson Farms, Inc.	1,599
8	Zhongpin, Inc. ●	100
		27,830
	Health Care Equipment & Services - 12.3%
178	Align Technology, Inc. ●	3,438
34	Amedisys, Inc. ●	1,905
487	American Medical Systems Holdings ●	9,044
80	Amerigroup Corp. ●	2,669
65	Angiodynamics, Inc. ●	1,015
31	Bio-Reference Laboratories ●	1,374
101	Bioscrip, Inc. ●	804
71	Cantel Medical Corp.	1,413
71	Catalyst Health Solutions ●	2,924
88	Centene Corp. ●	2,124
69	Conceptus, Inc. ●	1,375
139	Coninucare Corp. ●	513
292	Coventry Health Care, Inc. ●	7,226
42	CryoLife, Inc. ●	271
184	Cyberonics, Inc. ●	3,530
105	Eclipsys Corp. ●	2,090
52	Emergency Medical Services ●	2,933
516	Fleury S.A. ●	5,570
35	Genoptix, Inc. ●	1,233
44	Gentiva Health Services, Inc. ●	1,242
25	Haemonetics Corp. ●	1,439
434	Health Net, Inc. ●	10,805
415	HealthSouth Corp. ●	7,753
31	HMS Holdings Corp. ●	1,576
117	Immucor, Inc. ●	2,612
34	Integra LifeSciences Holdings Corp. ●	1,506
53	Invacare Corp.	1,409
50	Kensey Nash Corp. ●	1,179
214	Lincare Holdings, Inc. ●	9,627
163	Masimo Corp.	4,338
94	MedAssets, Inc. ●	1,979
34	Medical Action Industries, Inc. ●	412
44	Meridian Bioscience, Inc.	902
68	Micrus Endovascular Corp. ●	1,345
33	Neogen Corp. ●	816
46	NuVasive, Inc. ●	2,079
101	Odyssey HealthCare, Inc. ●	1,829
71	Omnicell, Inc. ●	990
200	Owens & Minor, Inc.	9,294
55	Providence Service Corp. ●	838
76	PSS World Medical, Inc. ●	1,777
23	Quality Systems	1,425
51	Rehabcare Group, Inc. ●	1,391
66	RTI Biologics, Inc. ●	287
61	Sirona Dental Systems, Inc. ●	2,331
91	STERIS Corp.	3,060
229	SXC Health Solutions Corp. ●	15,395
243	Team Health Holdings ●	4,089
72	Thoratec Corp. ●	2,393
449	Volcano Corp. ●	10,843
43	Zoll Medical Corp. ●	1,139
		159,551
	Household & Personal Products - 1.2%
329	American Oriental Bioengineering, Inc. ●	1,342
7	China Sky One Medical, Inc. ●	118
183	Herbalife Ltd.	8,423
74	Medifast, Inc. ●	1,859
83	Nu Skin Enterprises, Inc. Class A	2,419
33	WD40 Co.	1,082
		15,243
	Insurance - 0.7%
290	Assured Guaranty Ltd.	6,375
30	Endurance Specialty Holdings Ltd.	1,126
15	FBL Financial Group Class A	372
7	RLI Corp.	403
45	Validus Holdings Ltd.	1,233
		9,509
	Materials - 2.8%
9	AEP Industries, Inc. ●	228

2

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.6% - (continued)
	Materials - 2.8% - (continued)
35	Ashland, Inc.	$1,847
54	Balchem Corp.	1,325
334	Boise, Inc. ●	2,050
35	Clearwater Paper Corp. ●	1,720
1,707	Huabao International Holdings Ltd.	2,049
56	Koppers Holdings, Inc.	1,576
28	Lubrizol Corp.	2,541
22	Newmarket Corp.	2,216
77	Omnova Solutions, Inc. ●	604
100	PolyOne Corp. ●	1,027
27	Rock Tenn Co. Class A	1,214
141	Silgan Holdings, Inc.	8,508
32	Stepan Co.	1,777
96	Stillwater Mining Co. ●	1,252
93	W.R. Grace & Co. ●	2,569
13	Walter Energy, Inc.	1,191
137	Worthington Industries, Inc.	2,372
36	Zep, Inc.	785
		36,851
	Media - 1.7%
210	DreamWorks Animation SKG, Inc. ●	8,286
571	Focus Media Holding Ltd. ADR ●	10,423
121	New York Times Co. Class A ●	1,350
59	Valassis Communications, Inc. ●	1,634
8	World Wrestling Entertainment, Inc.	143
		21,836
	Pharmaceuticals, Biotechnology & Life Sciences - 9.8%
166	Affymax, Inc. ●	3,894
30	Alexion Pharmaceuticals, Inc. ●	1,644
468	Alkermes, Inc. ●	6,072
66	AMAG Pharmaceuticals, Inc. ●	2,294
213	Auxilium Pharmaceuticals, Inc. ●	6,623
48	Biomarin Pharmaceutical, Inc. ●	1,115
187	Bruker Corp. ●	2,736
185	Celera Corp. ●	1,315
84	Cepheid, Inc. ●	1,472
41	Charles River Laboratories International, Inc ●	1,611
312	Cubist Pharmaceuticals, Inc. ●	7,022
92	Cytokinetics, Inc. ●	293
147	Enzon, Inc. ●	1,495
63	eResearch Technology, Inc. ●	434
208	Exelixis, Inc. ●	1,261
70	Genomic Health, Inc. ●	1,228
78	Hi-Technology Pharmacal Co., Inc. ●	1,718
175	Human Genome Sciences, Inc. ●	5,291
191	Icon plc ADR ●	5,041
55	Immunomedics, Inc. ●	182
151	Impax Laboratories, Inc. ●	2,693
353	Incyte Corp. ●	4,921
111	Isis Pharmaceuticals, Inc. ●	1,209
65	Kendle International, Inc. ●	1,128
274	King Pharmaceuticals, Inc. ●	3,223
139	KV Pharmaceutical Co. ●	245
96	Martek Biosciences Corp. ●	2,153
149	Medicines Co. ●	1,165
86	Medicis Pharmaceutical Corp. Class A	2,168
13	Millipore Corp. ●	1,407
107	Nektar Therapeutics ●	1,621
195	Onyx Pharmaceuticals, Inc. ●	5,910
21	OSI Pharmaceuticals, Inc. ●	1,238
505	PAREXEL International Corp. ●	11,762
408	PDL Biopharma, Inc.	2,532
36	Perrigo Co.	2,088
234	Pharmaceutical Product Development, Inc.	5,562
93	Pharmasset, Inc. ●	2,479
203	Questcor Pharmaceuticals ●	1,674
277	Regeneron Pharmaceuticals, Inc. ●	7,332
196	Salix Pharmaceuticals Ltd. ●	7,300
224	Santarus, Inc. ●	1,203
314	Seattle Genetics, Inc. ●	3,749
34	Synta Pharmaceuticals Corp. ●	145
		127,648
	Real Estate - 0.3%
31	Equity Lifestyle Properties, Inc.	1,685
21	PS Business Parks, Inc.	1,138
25	Tanger Factory Outlet Center	1,067
		3,890
	Retailing - 4.4%
121	99 Cents Only Stores ●	1,966
41	Aaron Rents, Inc.	1,373
82	Big 5 Sporting Goods Corp.	1,255
46	Cato Corp.	991
177	Charming Shoppes, Inc. ●	968
82	Chico's FAS, Inc.	1,182
80	Collective Brands, Inc. ●	1,818
21	Core-Mark Holding Co., Inc. ●	647
226	Dick's Sporting Goods, Inc. ●	5,900
71	Dress Barn, Inc. ●	1,859
158	Drugstore.com, Inc. ●	566
53	DSW, Inc. ●	1,343
34	Gymboree Corp. ●	1,776
55	Hibbett Sports, Inc. ●	1,396
72	J. Crew Group, Inc. ●	3,284
53	Jo-Ann Stores, Inc. ●	2,230
75	Kirklands, Inc. ●	1,579
29	Lumber Liquidators Holdings, Inc. ●	773
75	Nutri/System, Inc.	1,344
83	OfficeMax, Inc. ●	1,363
72	PetMed Express, Inc.	1,593
118	Stein Mart, Inc. ●	1,062
157	The Finish Line, Inc.	2,555
43	Tractor Supply Co.	2,493
97	Ulta Salon, Cosmetics & Fragrances, Inc. ●	2,200
452	Williams-Sonoma, Inc.	11,883
		55,399
	Semiconductors & Semiconductor Equipment - 5.0%
232	Amkor Technology, Inc. ●	1,638
619	Applied Micro Circuits Corp. ●	5,340
316	Atheros Communications, Inc. ●	12,247
465	Cypress Semiconductor Corp. ●	5,344
52	Diodes, Inc. ●	1,176
66	FEI Co. ●	1,503
58	Hittite Microwave Corp. ●	2,567
116	Microsemi Corp. ●	2,006
68	MIPS Technologies, Inc. Class A ●	301
123	Netlogic Microsystems, Inc. ●	3,611
89	Power Integrations, Inc.	3,650
1,112	RF Micro Devices, Inc. ●	5,535

3

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.6% - (continued)
	Semiconductors & Semiconductor Equipment - 5.0% -
	(continued)
825	Skyworks Solutions, Inc. ●	$12,865
113	Tessera Technologies, Inc. ●	2,285
579	TriQuint Semiconductor, Inc. ●	4,053
30	Veeco Instruments, Inc. ●	1,305
		65,426
	Software & Services - 12.0%
24	ACI Worldwide, Inc. ●	496
147	Acxiom Corp. ●	2,642
29	Advent Software, Inc. ●	1,310
98	Ariba, Inc. ●	1,255
359	Art Technology Group, Inc. ●	1,582
100	Blackbaud, Inc.	2,516
58	Blackboard, Inc. ●	2,433
107	Bottomline Technologies, Inc. ●	1,806
70	Broadridge Financial Solutions, Inc.	1,492
170	Concur Technologies, Inc. ●	6,990
7	Convergys Corp. ●	85
77	CSG Systems International, Inc. ●	1,614
67	CyberSource Corp. ●	1,174
64	Digital River, Inc. ●	1,929
109	Double-Take Software, Inc. ●	969
126	Earthlink, Inc.	1,077
17	EPIQ Systems, Inc. ●	210
130	Equinix, Inc. ●	12,682
2	Exlservice Holdings, Inc. ●	27
20	Forrester Research, Inc. ●	615
129	Gartner, Inc. Class A ●	2,860
168	Global Cash Access, Inc. ●	1,371
26	Global Payments, Inc.	1,183
212	GSI Commerce, Inc. ●	5,871
468	Informatica Corp. ●	12,558
106	j2 Global Communications, Inc. ●	2,490
127	Jack Henry & Associates, Inc.	3,048
40	JDA Software Group, Inc. ●	1,102
13	LivePerson, Inc. ●	103
26	Logmein, Inc. ●	540
50	Manhattan Associates, Inc. ●	1,278
35	MAXIMUS, Inc.	2,142
32	Mercadolibre, Inc. ●	1,535
99	Net 1 UEPS Technologies, Inc. ●	1,816
69	Netscout Systems, Inc. ●	1,025
142	North American Equity	1,121
29	Opnet Technologies, Inc.	464
113	Parametric Technology Corp. ●	2,048
34	Pegasystems, Inc.	1,274
56	Perficient, Inc. ●	634
35	Progress Software Corp. ●	1,097
273	Rackspace Hosting, Inc. ●	5,113
76	Radiant Systems, Inc. ●	1,084
204	Red Hat, Inc. ●	5,968
136	Rovi Corp. ●	5,063
184	S1 Corp. ●	1,087
72	Solera Holdings, Inc.	2,776
141	SonicWALL, Inc. ●	1,225
34	Syntel, Inc.	1,321
76	Taleo Corp. Class A ●	1,975
194	TeleCommunication Systems, Inc. Class A ●	1,418
86	TeleTech Holdings, Inc. ●	1,465
130	Tibco Software, Inc. ●	1,403
420	TiVo, Inc. ●	7,185
83	Total System Services, Inc.	1,303
68	Tyler Corp. ●	1,281
41	Unisys Corp. ●	1,422
197	Valueclick, Inc. ●	1,999
62	Vasco Data Security International ●	510
96	VeriFone Holdings, Inc. ●	1,936
173	Vistaprint N.V. ●	9,897
429	Websense, Inc. ●	9,758
89	Wright Express Corp. ●	2,677
		156,330
	Technology Hardware & Equipment - 9.5%
579	3Com Corp. ●	4,455
1	Acme Packet, Inc. ●	20
53	ADTRAN, Inc.	1,408
227	Arris Group, Inc. ●	2,727
97	Aruba Networks, Inc. ●	1,319
101	AVX Corp.	1,429
60	Benchmark Electronics, Inc. ●	1,238
54	Blue Coat Systems, Inc. ●	1,690
657	Celestica, Inc. ●	7,183
24	Cognex Corp.	445
48	Comtech Telecommunications Corp. ●	1,530
35	Daktronics, Inc.	268
144	Emulex Corp. ●	1,906
295	Finisar Corp. ●	4,641
50	FLIR Systems, Inc. ●	1,420
135	Harmonic, Inc. ●	850
75	Insight Enterprises, Inc. ●	1,077
98	Intermec, Inc. ●	1,388
381	Jabil Circuit, Inc.	6,176
201	Lexmark International, Inc. ADR ●	7,252
16	Multi-Fineline Electronix, Inc. ●	407
38	National Instruments Corp.	1,263
374	Netezza Corp. ●	4,783
49	Netgear, Inc. ●	1,287
161	Novatel Wireless, Inc. ●	1,086
63	Oplink Communications, Inc. ●	1,167
54	Osi Systems, Inc. ●	1,506
68	Plantronics, Inc.	2,128
120	Plexus Corp. ●	4,314
211	Polycom, Inc. ●	6,464
433	QLogic Corp. ●	8,796
417	Quantum Corp. ●	1,096
369	Riverbed Technology, Inc. ●	10,473
683	Sanmina-Sci Corp. ●	11,276
428	Seagate Technology	7,818
65	Silicon Graphics International ●	696
65	Stratasys, Inc. ●	1,595
41	Synaptics, Inc. ●	1,141
41	SYNNEX Corp. ●	1,212
135	Trimble Navigation Ltd. ●	3,877
57	ViaSat, Inc. ●	1,980
158	Vishay Intertechnology, Inc. ●	1,619
		124,406
	Telecommunication Services - 2.0%
152	Alaska Communication Systems Holdings,
	Inc.	1,234
536	Cincinnati Bell, Inc. ●	1,829
87	Consolidated Communications Holdings, Inc.	1,645

4

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.6% - (continued)
	Telecommunication Services - 2.0% - (continued)
382	Frontier Communications Corp.	$2,840
69	Iowa Telecommunications Services, Inc.	1,148
10	Neutral Tandem, Inc. ●	165
92	NTELOS Holdings Corp.	1,641
283	PAETEC Holding Corp. ●	1,322
100	Premiere Global Services, Inc. ●	823
297	SBA Communications Corp. ●	10,714
78	Syniverse Holdings, Inc. ●	1,527
63	TW Telecom, Inc. ●	1,152
73	USA Mobility, Inc.	920
		26,960
	Transportation - 4.2%
65	Allegiant Travel Co. ●	3,772
170	Avis Budget Group, Inc. ●	1,961
533	Continental Airlines, Inc. ●	11,717
108	Copa Holdings S.A. Class A	6,540
225	Hawaiian Holdings, Inc. ●	1,659
260	Hertz Global Holdings, Inc. ●	2,594
323	J.B. Hunt Transport Services, Inc.	11,597
429	Localiza Rent a Car S.A.	4,512
116	UAL Corp. ●	2,269
978	US Airways Group, Inc. ●	7,189
		53,810
	Utilities - 0.1%
105	CenterPoint Energy, Inc.	1,508

	Total common stocks
	(cost $1,058,299)	$1,268,927

	Total long-term investments
	(cost $1,058,299)	$1,268,927

SHORT-TERM INVESTMENTS - 2.5%
	Repurchase Agreements - 2.4%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $1,357,
	collateralized by FHLMC 6.00%, 2037,
	FNMA 5.00%, 2035, value of $1,384)
$1,357	0.02%, 3/31/2010	$1,357
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $10,012,
	collateralized by FNMA 4.00% - 7.50%,
	2024 - 2039, value of $10,212)
10,012	0.03%, 3/31/2010	10,012
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 04/01/2010 in the
	amount of $1,114, collateralized by FNMA
	4.50%, 2040, value of $1,136)
1,114	0.01%, 3/31/2010	1,114
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $3,797,
	collateralized by FHLMC 4.00% - 6.00%,
	2018 - 2040, FNMA 4.00% - 6.50%, 2018
	- 2040, value of $3,889)
3,797	0.02%, 3/31/2010	3,797
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing on
	04/01/2010 in the amount of $6,465,
	collateralized by U.S. Treasury Note 1.13%
	- 4.63%, 2012 - 2016, value of $6,594)
6,465	0.00%, 3/31/2010		6,465
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $6,629,
	collateralized by U.S. Treasury Note
	3.13%, 2019, value of $6,762)
6,629	0.00%, 3/31/2010		6,629
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2010 in the amount of
	$9, collateralized by U.S. Treasury Note
	1.75%, 2014, value of $10)
9	0.01%, 3/31/2010		9
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $2,300,
	collateralized by FNMA 3.50% - 7.00%,
	2019 - 2040, value of $2,346)
2,300	0.01%, 3/31/2010		2,300
			31,683
	U.S. Treasury Bills - 0.1%
1,280	0.05%, 4/15/2010□○		1,280

	Total short-term investments
	(cost $32,963)		$32,963

	Total investments
	(cost $1,091,262) ▲	100.1%	$1,301,890
	Other assets and liabilities	(0.1)%	(1,123)
	Total net assets	100.0%	$1,300,767

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.3% of total net assets at March 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $1,112,894 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$223,993
Unrealized Depreciation	(34,997)
Net Unrealized Appreciation	$188,996

●	Currently non-income producing.

5

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	Security pledged as initial margin deposit for open futures contracts at March 31, 2010.

Futures Contracts Outstanding at March 31, 2010

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Russell 2000 Mini	168	Long	Jun 2010	$23

* The number of contracts does not omit 000's.

Forward Foreign Currency Contracts Outstanding at March 31, 2010

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
British Pound (Sell)	$149	$149	04/07/10	$–
British Pound (Sell)	133	132	04/06/10	(1)
				$(1)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
March 31, 2010

	Total	Level 1 ♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$1,268,927	$1,262,849	$6,078	$–
Short-Term Investments	32,963	–	32,963	–
Total	$1,301,890	$1,262,849	$39,041	$–
Forward Foreign Currency Contracts *	–	–	–	–
Futures *	23	23	–	–
Total	$23	$23	$–	$–
Liabilities:
Forward Foreign Currency Contracts *	1	–	1	–
Total	$1	$–	$1	$–

♦	For the period ended March 31, 2010, there were no significant transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

6

Hartford Stock HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.4%
	Automobiles & Components - 2.5%
1,661	Ford Motor Co. ●	$20,872
904	Harley-Davidson, Inc.	25,367
427	Johnson Controls, Inc.	14,093
		60,332
	Banks - 4.4%
737	PNC Financial Services Group, Inc.	44,003
165	Standard Chartered plc	4,500
192	Washington Mutual, Inc. Private Placement ●†	30
1,865	Wells Fargo & Co.	58,039
		106,572
	Capital Goods - 8.2%
334	Boeing Co.	24,273
268	Cummins, Inc.	16,572
1,637	General Electric Co.	29,793
658	Ingersoll-Rand plc	22,937
849	Masco Corp.	13,178
567	PACCAR, Inc.	24,565
256	Rockwell Collins, Inc.	15,992
106	Siemens AG ADR	10,587
1,572	Textron, Inc.	33,383
159	Tyco International Ltd.	6,067
		197,347
	Consumer Durables & Apparel - 1.0%
86	Brunswick Corp.	1,380
388	Stanley Black & Decker, Inc.	22,275
		23,655
	Diversified Financials - 10.3%
559	Ameriprise Financial, Inc.	25,365
3,722	Bank of America Corp.	66,430
1,373	Discover Financial Services, Inc.	20,461
121	Franklin Resources, Inc.	13,386
170	Goldman Sachs Group, Inc.	28,922
675	Invesco Ltd.	14,794
1,225	JP Morgan Chase & Co.	54,801
140	SEI Investments Co.	3,067
1,227	UBS AG ADR	19,972
		247,198
	Energy - 8.8%
182	Anadarko Petroleum Corp.	13,241
187	BP plc ADR	10,672
288	Cameco Corp.	7,897
760	ConocoPhillips Holding Co.	38,879
461	Exxon Mobil Corp.	30,858
362	Hess Corp.	22,668
409	Occidental Petroleum Corp.	34,594
254	Petroleo Brasileiro S.A. ADR	11,309
311	Suncor Energy, Inc.	10,126
193	Ultra Petroleum Corp. ●	9,004
995	Williams Cos., Inc.	22,984
		212,232
	Food & Staples Retailing - 1.9%
392	CVS/Caremark Corp.	14,332
612	Sysco Corp.	18,048
228	Wal-Mart Stores, Inc.	12,677
		45,057
	Food, Beverage & Tobacco - 6.0%
499	General Mills, Inc.	35,345
585	Kraft Foods, Inc.	17,703
1,060	PepsiCo, Inc.	70,136
710	Unilever N.V. NY Shares ADR	21,417
		144,601
	Health Care Equipment & Services - 4.5%
1,345	Boston Scientific Corp. ●	9,710
726	Medtronic, Inc.	32,697
798	St. Jude Medical, Inc. ●	32,770
731	UnitedHealth Group, Inc.	23,895
147	Varian Medical Systems, Inc. ●	8,150
		107,222
	Household & Personal Products - 0.7%
262	Energizer Holdings, Inc. ●	16,449

	Insurance - 2.9%
425	ACE Ltd.	22,207
787	Marsh & McLennan Cos., Inc.	19,228
520	Principal Financial Group, Inc.	15,177
530	Unum Group	13,131
		69,743
	Materials - 1.3%
554	Dow Chemical Co.	16,379
66	Rio Tinto plc ADR	15,530
		31,909
	Media - 2.5%
3,149	Comcast Corp. Class A	59,255

	Pharmaceuticals, Biotechnology & Life Sciences - 11.2%
288	Amgen, Inc. ●	17,199
214	Celgene Corp. ●	13,284
1,071	Daiichi Sankyo Co., Ltd.	20,078
1,632	Elan Corp. plc ADR ●	12,374
560	Eli Lilly & Co.	20,276
90	Forest Laboratories, Inc. ●	2,835
227	Genzyme Corp. ●	11,776
163	Johnson & Johnson	10,634
1,336	Merck & Co., Inc.	49,903
2,592	Pfizer, Inc.	44,449
68	Roche Holding AG	11,058
992	Shionogi & Co., Ltd.	18,875
423	UCB S.A.	18,041
411	Vertex Pharmaceuticals, Inc. ●	16,780
		267,562
	Retailing - 6.2%
86	Amazon.com, Inc. ●	11,720
10,986	Buck Holdings L.P. ⌂●†	25,224
298	Kohl's Corp. ●	16,308
1,506	Lowe's Co., Inc.	36,517
274	Nordstrom, Inc.	11,205
579	Staples, Inc.	13,538
636	Target Corp.	33,459
		147,971
	Semiconductors & Semiconductor Equipment - 2.0%
283	Broadcom Corp. Class A	9,390
329	Lam Research Corp. ●	12,282

1

Hartford Stock HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.4% - (continued)
	Semiconductors & Semiconductor Equipment - 2.0% -
	(continued)
1,315	Maxim Integrated Products, Inc.	$25,500
		47,172
	Software & Services - 8.9%
414	Accenture plc	17,363
807	Automatic Data Processing, Inc.	35,883
132	Citrix Systems, Inc. ●	6,257
78	Google, Inc. ●	44,173
2,281	Microsoft Corp.	66,750
1,554	Western Union Co.	26,350
1,044	Yahoo!, Inc. ●	17,257
		214,033
	Technology Hardware & Equipment - 10.6%
155	Apple, Inc. ●	36,297
2,516	Cisco Systems, Inc. ●	65,486
1,025	Dell, Inc. ●	15,381
1,206	EMC Corp. ●	21,751
932	Hewlett-Packard Co.	49,525
1,385	Qualcomm, Inc.	58,144
436	Seagate Technology	7,961
		254,545
	Transportation - 3.8%
2,321	Delta Air Lines, Inc. ●	33,863
173	FedEx Corp.	16,186
330	Kansas City Southern ●	11,922
465	United Parcel Service, Inc. Class B	29,951
		91,922
	Utilities - 0.7%
353	FPL Group, Inc.	17,046

	Total common stocks
	(cost $2,035,075)	$2,361,823

WARRANTS - 0.0%
	Banks - 0.0%
459	Washington Mutual, Inc. Private Placemen ⌂●†	$–

	Total warrants
	(cost $–)	$–

	Total long-term investments
	(cost $2,035,075)	$2,361,823

SHORT-TERM INVESTMENTS - 1.7%
	Repurchase Agreements - 1.7%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $2,989,
	collateralized by FHLMC 6.00%, 2037,
	FNMA 5.00%, 2035, value of $3,049)
$2,989	0.02%, 3/31/2010	$2,989
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $22,059,
	collateralized by FNMA 4.00% - 7.50%,
	2024 - 2039, value of $22,500)
22,059	0.03%, 3/31/2010		22,059
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 04/01/2010 in the
	amount of $2,454, collateralized by FNMA
	4.50%, 2040, value of $2,503)
2,454	0.01%, 3/31/2010		2,454
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $8,366,
	collateralized by FHLMC 4.00% - 6.00%,
	2018 - 2040, FNMA 4.00% - 6.50%, 2018
	- 2040, value of $8,568)
8,366	0.02%, 3/31/2010		8,366
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2010 in the amount of
	$20, collateralized by U.S. Treasury Note
	1.75%, 2014, value of $21)
20	0.01%, 3/31/2010		20
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $5,069,
	collateralized by FNMA 3.50% - 7.00%,
	2019 - 2040, value of $5,170)
5,069	0.01%, 3/31/2010		5,069
			40,957
	Total short-term investments
	(cost $40,957)		$40,957

	Total investments
	(cost $2,076,032) ▲	100.1%	$2,402,780
	Other assets and liabilities	(0.1)%	(2,639)
	Total net assets	100.0%	$2,400,141

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.0% of total net assets at March 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

2

Hartford Stock HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $2,162,438 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$380,363
Unrealized Depreciation	(140,021)
Net Unrealized Appreciation	$240,342

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at March 31, 2010, was $25,254, which represents 1.05% of total net assets.  This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

⌂
The following securities are considered illiquid.  Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
06/2007	10,986	Buck Holdings L.P.	$ 10,423
04/2008	459	Washington Mutual, Inc. Private
		Placement Warrants	–

The aggregate value of these securities at March 31, 2010 was $25,224  which represents 1.05% of total net assets.

╪	For information regarding the Fund's policy for valuation of investment and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
March 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$2,361,823	$2,264,017	$72,552	$25,254
Warrants	–	–	–	–
Short-Term Investments	40,957	–	40,957	–
Total	$2,402,780	$2,264,017	$113,509	$25,254

♦	For the period ended March 31, 2010, there were no significant transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2010
Assets:
Common Stock	$22,973	$(29,172)	$32,054	*	$—	$(601)	$—	$—	$25,254
Warrants	—	—	—	†	—	—	—	—	—
Total	$22,973	$(29,172)	$32,054		$—	$(601)	$—	$—	$25,254

*	Change in unrealized gains or losses in the current period relating to assets still held at March 31, 2010 was $32,054.

†	Change in unrealized gains or losses in the current period relating to assets still held at March 31, 2010 was $—.

3

Hartford Total Return Bond HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 9.9%
	Finance and Insurance - 9.9%
	Ally Automotive Receivables Trust
$1,900	3.00%, 10/15/2015 ■	$1,949
4,600	3.29%, 03/15/2015 ■	4,600
	Banc of America Commercial Mortgage,
	Inc.
68,230	4.52%, 09/11/2036 ⌂►	3
	Bank of America Automotive Trust
6,700	3.03%, 10/15/2016 ■	6,894
	Bayview Commercial Asset Trust
44,343	7.00%, 07/25/2037 ■►	3,880
	Bear Stearns Commercial Mortgage
	Securities, Inc.
52,753	4.07%, 07/11/2042 ⌂►	905
44,382	4.12%, 11/11/2041 ⌂►	652
14,400	4.83%, 11/11/2041	14,761
9,700	5.12%, 02/11/2041 Δ	9,991
10,645	5.81%, 06/12/2043	10,983
	CBA Commercial Small Balance
	Commercial Mortgage
60,314	4.13%, 06/25/2038 ⌂†Δ	4,674
34,365	4.99%, 07/25/2035 ⌂†Δ	1,756
	Chase Issuance Trust
6,920	5.12%, 10/15/2014	7,492
	Citibank Credit Card Issuance Trust
7,770	5.70%, 05/15/2013	8,032
	Citigroup Commercial Mortgage Trust
10,145	5.41%, 10/15/2049	10,583
5,305	5.48%, 10/15/2049	3,334
8,375	5.70%, 12/10/2049 Δ	7,082
4,135	6.10%, 12/10/2049 Δ	3,281
5,515	6.30%, 12/10/2049 Δ	3,084
	Citigroup/Deutsche Bank Commercial
	Mortgage Trust
8,922	5.36%, 01/15/2046 Δ	9,086
	Commercial Mortgage Pass-Through
	Certificates
8,760	4.72%, 03/10/2039	8,943
7,670	5.23%, 07/10/2037	7,990
10,470	5.31%, 07/10/2037 Δ	10,956
10,390	6.01%, 12/10/2049 Δ	10,388
	Countrywide Asset-Backed Certificates
1,549	5.46%, 07/25/2035	649
	Countrywide Home Loans, Inc.
31,544	6.00%, 10/25/2037 ⌂	26,250
	Credit Suisse Mortgage Capital Certificates
12,475	5.31%, 12/15/2039	11,774
	Credit-Based Asset Servicing and
	Securitization
2,832	0.52%, 05/25/2036 ■Δ	1,713
	Crest Clarendon Street
6,601	0.77%, 12/28/2017 ■Δ	6,172
	CS First Boston Mortgage Securities Corp.
4,670	5.23%, 12/15/2040	4,770
	GE Business Loan Trust
8,091	1.23%, 05/15/2034 ■Δ	2,427
130,820	6.14%, 05/15/2034 ⌂►	196
	GE Capital Credit Card Master Note Trust
6,220	3.69%, 07/15/2015	6,439
	Green Tree Financial Corp.
960	7.24%, 06/15/2028	968
	Greenwich Capital Commercial Funding
	Corp.
16,530	4.80%, 08/10/2042	16,428
12,740	5.44%, 03/10/2039 Δ	12,390
14,948	5.89%, 07/10/2038 Δ	15,238
	JP Morgan Automotive Receivable Trust
1,675	12.85%, 03/15/2012 ⌂†	403
	JP Morgan Chase Commercial Mortgage
	Securities Corp.
4,889	4.72%, 01/15/2038	5,018
472,132	4.82%, 08/12/2037 ►	964
11,871	5.04%, 03/15/2046 Δ	12,286
13,990	5.18%, 12/15/2044 Δ	14,482
8,740	5.34%, 05/15/2047	8,522
4,530	5.40%, 05/15/2045	4,524
392,489	5.42%, 05/12/2045 ►	5,953
10,140	5.43%, 12/12/2043	10,180
15,900	5.47%, 04/15/2043 Δ	16,320
5,857	5.75%, 02/12/2049 Δ	4,368
3,925	5.86%, 06/12/2043 Δ	3,427
	Lehman Brothers Small Balance
	Commercial
4,514	5.52%, 09/25/2030 ■	3,037
5,180	5.62%, 09/25/2036 ■	3,858
	Marlin Leasing Receivables LLC
2,515	5.33%, 09/16/2013 ■	2,529
	Merrill Lynch Mortgage Trust
44,340	3.96%, 10/12/2041 ⌂►	632
8,819	5.83%, 06/12/2050 Δ	7,946
	Merrill Lynch/Countrywide Commercial
	Mortgage Trust
7,300	5.20%, 12/12/2049	6,068
1,350	5.24%, 12/12/2049	790
8,970	5.38%, 08/12/2048	7,963
6,435	5.48%, 03/12/2051 Δ	5,900
8,065	5.81%, 06/12/2050 Δ	7,391
	Morgan Stanley Capital I
9,840	4.70%, 07/15/2056	10,017
3,690	5.33%, 12/15/2043	3,711
	Morgan Stanley Dean Witter Capital I
15,286	0.00%, 08/25/2032 ⌂►†	–
	Morgan Stanley Reremic Trust
6,400	5.81%, 08/12/2045 ■Δ	4,931
	Nationstar Home Equity Loan Trust
211	0.00%, 03/25/2037 ⌂●	–
	North Street Referenced Linked Notes
3,900	1.30%, 04/28/2011 ■Δ	2,648
	Popular ABS Mortgage Pass-Through Trust
3,393	4.75%, 12/25/2034	3,300
2,573	5.42%, 04/25/2035 ⌂	1,299
	Renaissance Home Equity Loan Trust
3,566	5.36%, 05/25/2035	1,498
2,991	5.58%, 11/25/2036 Δ	2,574

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 9.9% - (continued)
	Finance and Insurance - 9.9% - (continued)
	Residential Funding Mortgage Securities,
	Inc.
$2,650	6.00%, 07/25/2037 ⌂	$2,200
	Sovereign Commercial Mortgage Securities
12,807	5.78%, 07/22/2030 ■Δ	13,171
	Swift Master Automotive Receivables Trust
7,010	0.88%, 10/15/2012 Δ	6,977
	Wachovia Bank Commercial Mortgage
	Trust
8,740	5.24%, 07/15/2041 Δ	8,984
14,889	5.34%, 12/15/2043 - 11/15/2048	12,918
820	5.37%, 11/15/2048	517
	Wamu Commercial Mortgage Securities
	Trust
19,570	6.14%, 03/23/2045 ■ΔΨ	6,866
	Wells Fargo Alternative Loan Trust
11,745	6.25%, 11/25/2037 ⌂	8,735
		479,620
	Total asset & commercial mortgage backed
	securities
	(cost $471,474)	$479,620

CORPORATE BONDS: INVESTMENT GRADE - 25.4%
	Administrative Waste Management and Remediation - 0.3%
	Brambles USA, Inc.
$5,478	3.95%, 04/01/2015 ■	$5,505
4,627	5.35%, 04/01/2020 ■	4,652
	Browning-Ferris Industries, Inc.
4,240	7.40%, 09/15/2035	4,702
		14,859
	Arts, Entertainment and Recreation - 0.6%
	Comcast Corp.
100	10.63%, 07/15/2012	117
	DirecTV Holdings LLC
5,615	7.63%, 05/15/2016	6,289
	Grupo Televisa S.A.
9,548	6.63%, 01/15/2040	9,535
	News America, Inc.
3,055	6.90%, 08/15/2039	3,335
	Time Warner Entertainment Co., L.P.
8,175	8.38%, 07/15/2033	9,846
		29,122
	Beverage and Tobacco Product Manufacturing - 0.7%
	Altria Group, Inc.
7,418	10.20%, 02/06/2039	9,945
	Anheuser-Busch Cos., Inc.
1,281	8.20%, 01/15/2039 ■	1,652
	Anheuser-Busch InBev N.V.
9,323	4.13%, 01/15/2015	9,592
8,890	7.75%, 01/15/2019 ■	10,574
		31,763
	Chemical Manufacturing - 0.8%
	Dow Chemical Co.
13,580	8.55%, 05/15/2019	16,428
	Incitec Pivot Finance LLC
16,285	6.00%, 12/10/2019 ■	16,458
	Yara International ASA
6,770	7.88%, 06/11/2019 ■	7,899
		40,785
	Construction - 0.3%
	CRH America, Inc.
3,590	5.30%, 10/15/2013	3,824
7,075	8.13%, 07/15/2018	8,332
		12,156
	Finance and Insurance - 9.1%
	American Express Co.
8,385	5.50%, 04/16/2013	8,980
8,587	5.55%, 10/17/2012	9,257
	Americo Life, Inc.
75	7.88%, 05/01/2013 ⌂	73
	Amvescap plc
2,939	5.38%, 02/27/2013	3,045
	Army Hawaii Family Housing Trust
	Certificates
5,370	5.52%, 06/15/2050 ■	4,404
	BAC Capital Trust XI
1,960	6.63%, 05/23/2036	1,790
	BAE Systems Holdings, Inc.
10,204	5.20%, 08/15/2015 ■	10,613
	Banco Do Brasil
1,200	6.00%, 01/22/2020 ■	1,217
	Bank of America Capital II
2,610	8.00%, 12/15/2026	2,623
	Bank of America Corp.
6,430	6.50%, 08/01/2016	6,951
6,560	7.38%, 05/15/2014	7,377
	Bank of New York Institutional Capital
	Trust
200	7.78%, 12/01/2026 ■	201
	Barclays Bank plc
6,050	5.00%, 09/22/2016	6,219
9,736	5.13%, 01/08/2020	9,600
	CDP Financial, Inc.
10,860	3.00%, 11/25/2014 ■	10,693
8,915	4.40%, 11/25/2019 ■	8,734
	Citigroup, Inc.
10,185	2.13%, 04/30/2012	10,371
10,085	6.01%, 01/15/2015	10,595
8,887	6.38%, 08/12/2014	9,494
3,747	8.13%, 07/15/2039	4,326
4,839	8.50%, 05/22/2019	5,648
	Comerica Capital Trust II
5,858	6.58%, 02/20/2037 Δ	5,140
	Corpoacion Andina De Fomento
530	8.13%, 06/04/2019	622
	Digital Realty Trust, Inc.
6,679	5.88%, 02/01/2020 ■	6,531
	First Union Capital I
2,584	7.94%, 01/15/2027	2,571
	General Electric Capital Corp.
10,740	2.80%, 01/08/2013	10,869
10,950	5.50%, 01/08/2020	11,172

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 25.4% - (continued)
	Finance and Insurance - 9.1% - (continued)
	Guardian Life Insurance Co.
$6,291	7.38%, 09/30/2039 ■	$6,736
	Harley-Davidson Funding Corp.
1,809	5.75%, 12/15/2014 ■	1,844
	HCC Insurance Holdings, Inc.
7,107	6.30%, 11/15/2019	7,405
	Jefferies Group, Inc.
7,713	8.50%, 07/15/2019	8,556
	JP Morgan Chase & Co.
6,382	3.70%, 01/20/2015	6,421
	JP Morgan Chase Bank
6,375	5.88%, 06/13/2016	6,858
	JP Morgan Chase Capital II
3,880	0.75%, 02/01/2027 Δ	3,028
	JP Morgan Chase Capital XXV
8,391	6.80%, 10/01/2037	8,353
	Korea Development Bank
6,600	4.38%, 08/10/2015	6,699
	Liberty Mutual Group, Inc.
4,230	10.75%, 06/15/2058 ■	4,738
	Lloyds Banking Group plc
15,635	4.38%, 01/12/2015 ■	15,413
	Massachusetts Mutual Life Insurance Co.
5,950	8.88%, 06/01/2039 ■	7,579
	MBNA America Bank N.A.
7,200	7.13%, 11/15/2012	7,889
	Mellon Capital IV
13,374	6.24%, 06/20/2012 ♠Δ	12,371
	Merrill Lynch & Co., Inc.
16,355	6.05%, 05/16/2016	16,677
	Metropolitan Life Global Funding I
6,515	0.51%, 03/15/2012 ■Δ	6,428
3,400	5.13%, 06/10/2014 ■	3,601
	Morgan Stanley
10,070	5.38%, 10/15/2015	10,459
	New York Life Insurance Co.
9,046	6.75%, 11/15/2039 ■	9,911
	Northgroup Preferred Capital Corp.
11,208	6.38%, 10/15/2017 ■♠Δ	10,295
	PNC Preferred Funding Trust II
16,900	6.11%, 03/15/2012 ■♠Δ	13,307
	Prudential Holdings LLC
200	7.25%, 12/18/2023 ■	214
	Rabobank Netherlands
3,993	11.00%, 06/30/2019 ■♠	5,139
	SLM Corp.
10,220	8.00%, 03/25/2020	9,952
	State Street Capital Trust III
10,048	8.25%, 03/15/2042 Δ	10,400
	SunTrust Banks, Inc.
3,080	0.36%, 05/21/2012 Δ	2,972
	Teachers Insurance & Annuity Association
8,378	6.85%, 12/16/2039 ■	9,088
	Temasek Financial I Ltd.
8,850	4.30%, 10/25/2019 ■	8,759
7,456	5.38%, 11/23/2039 ■	7,228
	UBS AG Stamford
9,320	5.88%, 12/20/2017	9,652
	USB Capital IX
2,242	6.19%, 04/15/2011 ♠Δ	1,917
	Wells Fargo & Co.
6,258	3.63%, 04/15/2015	6,209
	Wells Fargo Bank NA
8,015	0.46%, 05/16/2016 ╦Δ	7,322
12,775	4.75%, 02/09/2015	13,266
	ZFS Finance USA Trust I
3,193	6.50%, 05/09/2037 ■Δ	3,017
		438,819
	Food Manufacturing - 0.8%
	Kraft Foods, Inc.
24,340	4.13%, 02/09/2016	24,664
14,190	5.38%, 02/10/2020	14,422
		39,086
	Food Services - 0.0%
	Arcos Dorados S.A.
1,800	7.50%, 10/01/2019 ■	1,863

	Foreign Governments - 1.7%
	Banco Nacional De Desenvolvimento
4,800	5.50%, 07/12/2020 ■	4,752
	Brazil (Republic of)
2,966	8.00%, 01/15/2018	3,457
	Colombia (Republic of)
3,800	7.38%, 03/18/2019	4,370
	Hungary (Republic of)
4,613	4.75%, 02/03/2015	4,745
	Japanese Government
JPY 3,964,650	0.40%, 03/15/2011	42,508
	Peru (Republic of)
3,145	7.13%, 03/30/2019	3,644
	Qatar (State of)
7,915	4.00%, 01/20/2015 ■	8,061
	Russian Federation Government
4,059	7.50%, 03/31/2030 §	4,678
	South Africa (Republic of)
4,295	5.88%, 05/30/2022	4,367
		80,582
	Health Care and Social Assistance - 0.8%
	CVS Caremark Corp.
4,566	6.30%, 06/01/2037 Δ	4,315
	CVS Corp.
9,490	8.35%, 07/10/2031 ■	11,020
	Pfizer, Inc.
9,695	6.20%, 03/15/2019	10,951
7,565	7.20%, 03/15/2039	9,226
	Quest Diagnostics, Inc.
3,110	6.40%, 07/01/2017	3,447
		38,959
	Information - 2.1%
	America Movil S.A. de C.V.
5,600	5.00%, 03/30/2020 ■	5,521
10,700	6.13%, 03/30/2040 ■	10,456
	Cellco Partnership - Verizon Wireless
	Capital
7,500	8.50%, 11/15/2018	9,357

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 25.4% - (continued)
	Information - 2.1% - (continued)
	Cingular Wireless Services, Inc.
$12,600	8.75%, 03/01/2031	$16,269
	GTE Corp.
165	8.75%, 11/01/2021	204
	Qwest Corp.
4,835	7.20%, 11/10/2026	4,654
3,656	7.25%, 10/15/2035	3,528
	Rogers Cable, Inc.
2,675	8.75%, 05/01/2032	3,247
	Rogers Wireless, Inc.
4,277	6.38%, 03/01/2014	4,746
	TCI Communications, Inc.
4,025	8.75%, 08/01/2015	4,886
	Telecom Italia Capital
5,000	7.18%, 06/18/2019	5,398
214	7.72%, 06/04/2038	230
	Time Warner Cable, Inc.
9,509	3.50%, 02/01/2015	9,517
6,061	8.25%, 04/01/2019	7,334
	Verizon Maryland, Inc.
1,500	8.30%, 08/01/2031	1,640
	Verizon Virginia, Inc.
13,805	4.63%, 03/15/2013	14,480
		101,467
	Machinery Manufacturing - 0.1%
	Xerox Corp.
3,920	6.40%, 03/15/2016	4,302

	Management of Companies and Enterprises - 0.1%
	Votorantim Participacoes
6,300	6.75%, 04/05/2021 ■☼	6,221

	Mining - 1.3%
	Anglo American Capital plc
16,188	9.38%, 04/08/2014 - 04/08/2019 ■	19,598
	Barrick Australia Finance
8,650	5.95%, 10/15/2039	8,519
	Barrick Gold Corp.
3,280	6.95%, 04/01/2019	3,753
	Cliff's Natural Resources, Inc.
10,055	5.90%, 03/15/2020	10,298
	Rio Tinto Finance USA Ltd.
14,810	5.88%, 07/15/2013	16,279
4,965	9.00%, 05/01/2019	6,372
		64,819
	Miscellaneous Manufacturing - 0.6%
	Meccanica Holdings USA, Inc.
15,744	6.25%, 07/15/2019 - 01/15/2040 ■	16,058
	Tyco International Ltd.
11,631	8.50%, 01/15/2019	14,424
		30,482
	Petroleum and Coal Products Manufacturing - 2.5%
	Canadian Natural Resources Ltd.
1,689	6.25%, 03/15/2038	1,747
6,340	6.50%, 02/15/2037	6,727
	Cenovus Energy, Inc.
9,731	5.70%, 10/15/2019 ■	10,232
	Consumers Energy Co.
4,000	5.15%, 02/15/2017	4,182
4,620	6.70%, 09/15/2019	5,223
	Kazmunaigaz Finance Sub B.V.
3,650	8.38%, 07/02/2013 §	4,106
	Motiva Enterprises LLC
7,534	5.75%, 01/15/2020 ■	7,887
7,271	6.85%, 01/15/2040 ■	7,836
	Nabors Industries, Inc.
7,183	9.25%, 01/15/2019	8,935
	Occidental Petroleum Corp.
9,155	4.13%, 06/01/2016	9,432
	Petrobras International Finance Co.
5,185	5.75%, 01/20/2020	5,312
5,140	6.88%, 01/20/2040	5,305
	Rowan Companies, Inc.
5,548	7.88%, 08/01/2019	6,354
	Sempra Energy
5,218	6.50%, 06/01/2016	5,829
9,495	9.80%, 02/15/2019	12,340
	TNK-BP Finance S.A.
4,800	6.63%, 03/20/2017 §	4,932
	Valero Energy Corp.
3,722	4.50%, 02/01/2015	3,729
9,686	9.38%, 03/15/2019	11,531
		121,639
	Pipeline Transportation - 0.3%
	Enbridge Energy Partners
6,654	6.50%, 04/15/2018	7,361
	TransCanada Pipelines Ltd.
5,616	7.25%, 08/15/2038	6,552
		13,913
	Primary Metal Manufacturing - 0.7%
	Alcan, Inc.
1,735	7.25%, 03/15/2031	2,010
	Alcoa, Inc.
14,471	5.95%, 02/01/2037	11,865
	ArcelorMittal
3,955	6.13%, 06/01/2018	4,152
5,830	7.00%, 10/15/2039	5,987
6,025	9.00%, 02/15/2015	7,196
		31,210
	Real Estate and Rental and Leasing - 0.5%
	COX Communications, Inc.
4,510	6.25%, 06/01/2018 ■	4,796
5,485	8.38%, 03/01/2039 ■	6,860
	ERAC USA Finance Co.
7,300	5.60%, 05/01/2015 ■	7,703
	US Bank Realty Corp.
5,300	6.09%, 01/15/2012 ■♠Δ	4,300
		23,659
	Utilities - 2.1%
	CenterPoint Energy Resources Corp.
5,475	6.13%, 11/01/2017	5,777
	CenterPoint Energy, Inc.
7,475	6.85%, 06/01/2015	8,163

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 25.4% - (continued)
	Utilities - 2.1% - (continued)
	Colbun S.A.
$2,500	6.00%, 01/21/2020 ■	$2,514
	Commonwealth Edison Co.
5,836	5.80%, 03/15/2018	6,312
	Detroit Edison Co.
3,875	6.13%, 10/01/2010	3,976
	Duke Energy Corp.
4,726	5.25%, 01/15/2018	4,977
3,960	7.00%, 11/15/2018	4,665
	EDP Finance B.V.
8,410	4.90%, 10/01/2019 ■	7,956
	Electricite de France
8,220	6.95%, 01/26/2039 ■	9,437
	Enel Finance International S.A.
4,439	6.00%, 10/07/2039 ■	4,223
	Florida Power Corp.
3,211	5.80%, 09/15/2017	3,497
	Northeast Utilities
4,375	5.65%, 06/01/2013	4,663
	Northern States Power Co.
5,735	6.25%, 06/01/2036	6,171
	Pacific Gas & Electric Co.
5,711	5.63%, 11/30/2017	6,148
6,208	8.25%, 10/15/2018	7,579
	PSEG Power
4,534	5.00%, 04/01/2014	4,766
	Public Service Co. of Colorado
2,142	6.50%, 08/01/2038	2,376
	Virginia Electric & Power Co.
6,327	5.10%, 11/30/2012	6,886
		100,086
	Total corporate bonds: investment grade
	(cost $1,150,008)	$1,225,792

CORPORATE BONDS: NON-INVESTMENT GRADE - 7.2%
	Accommodation and Food Services - 0.3%
	Harrah's Operating Co., Inc.
$4,430	11.25%, 06/01/2017	$4,774
	MGM Mirage, Inc.
6,530	11.13%, 11/15/2017 ■	7,346
4,310	11.38%, 03/01/2018 ■	4,159
		16,279
	Arts, Entertainment and Recreation - 0.7%
	AMC Entertainment, Inc.
5,380	8.75%, 06/01/2019	5,649
	First Data Corp.
10,780	10.55%, 09/24/2015	9,109
	McClatchy Co.
2,475	11.50%, 02/15/2017 ■	2,528
	TL Acquisitions, Inc.
5,350	10.50%, 01/15/2015 ■	5,136
	Universal City Development Partners Ltd.
3,233	8.88%, 11/15/2015 ■	3,257
	Virgin Media Finance plc
5,760	9.50%, 08/15/2016	6,293
	XM Satellite Radio, Inc.
1,430	13.00%, 08/01/2013 ■	1,610
		33,582
	Chemical Manufacturing - 0.1%
	Hexion Specialty Chemicals
2,250	9.75%, 11/15/2014	2,295

	Computer and Electronic Product Manufacturing - 0.2%
	Seagate Technology International
3,100	10.00%, 05/01/2014 ■	3,511
	Sorenson Communications
3,915	10.50%, 02/01/2015 ■	3,778
		7,289
	Construction - 0.1%
	Desarrolladora Homes S.A.
1,182	7.50%, 09/28/2015	1,200
5,185	9.50%, 12/11/2019 ■	5,483
		6,683
	Finance and Insurance - 1.0%
	American General Finance Corp.
15,960	6.90%, 12/15/2017	13,980
	Ford Motor Credit Co.
9,070	7.50%, 08/01/2012	9,392
	GMAC, Inc.
12,520	6.88%, 09/15/2011	12,723
	LPL Holdings, Inc.
11,786	10.75%, 12/15/2015 ■	12,242
		48,337
	Food Manufacturing - 0.1%
	Smithfield Foods, Inc.
5,530	10.00%, 07/15/2014 ■	6,166

	Foreign Governments - 0.4%
	El Salvador (Republic of)
2,465	7.65%, 06/15/2035 §	2,595
2,300	8.25%, 04/10/2032 §	2,544
	Indonesia (Republic of)
6,177	6.88%, 01/17/2018 §	6,872
	Philippines (Republic of)
1,440	6.38%, 10/23/2034	1,411
3,926	6.50%, 01/20/2020	4,230
		17,652
	Health Care and Social Assistance - 0.5%
	Biomet, Inc.
3,085	10.38%, 10/15/2017	3,394
	HCA, Inc.
11,650	9.25%, 11/15/2016	12,385
	Rite Aid Corp.
6,890	9.50%, 06/15/2017	5,788
		21,567
	Information - 1.6%
	Charter Communications Holdings II LLC
5,865	13.50%, 11/30/2016 Ψ	7,053
	Clearwire Corp.
4,260	12.00%, 12/01/2015 ■	4,345
	CSC Holdings, Inc.
3,930	8.50%, 04/15/2014 ■	4,185
	Frontier Communications Corp.
4,670	8.25%, 05/01/2014	4,880

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 7.2% -
(continued)
	Information - 1.6% - (continued)
	GXS Worldwide, Inc.
$2,460	9.75%, 06/15/2015 ■	$2,368
	Intelsat Bermuda Ltd.
8,670	9.25%, 06/15/2016 ⌂	8,757
	Intelsat Corp.
3,180	9.25%, 06/15/2016	3,331
	Intelsat Intermediate Holdings Ltd.
2,400	9.50%, 02/01/2015	2,484
	Level 3 Financing, Inc.
7,150	10.00%, 02/01/2018 ■	6,828
	Mobile Telesystems Finance S.A.
4,360	8.00%, 01/28/2012 §	4,633
	New Communications Holdings
1,905	8.25%, 04/15/2017 ■☼	1,938
1,205	8.50%, 04/15/2020 ■☼	1,214
	Sprint Capital Corp.
11,110	8.75%, 03/15/2032	10,304
	Videotron Ltee
3,650	9.13%, 04/15/2018	4,056
	Wind Acquisition Finance S.A.
6,330	11.75%, 07/15/2017 ■	6,995
	Windstream Corp.
4,120	8.63%, 08/01/2016	4,213
		77,584
	Machinery Manufacturing - 0.1%
	Case New Holland, Inc.
4,301	7.75%, 09/01/2013 ■	4,462
	Goodman Global, Inc.
2,330	13.50%, 02/15/2016	2,604
		7,066
	Mining - 0.3%
	Consol Energy, Inc.
2,070	8.00%, 04/01/2017 ■	2,127
1,655	8.25%, 04/01/2020 ■	1,700
	Teck Resources Ltd.
5,010	10.75%, 05/15/2019	6,137
	Vedanta Resources plc
2,300	9.50%, 07/18/2018 §	2,519
		12,483
	Paper Manufacturing - 0.1%
	Georgia-Pacific LLC
3,500	8.25%, 05/01/2016 ■	3,815

	Petroleum and Coal Products Manufacturing - 0.2%
	Chesapeake Energy Corp.
4,590	9.50%, 02/15/2015	4,992
	Drummond Co., Inc.
2,000	7.38%, 02/15/2016	1,950
	Petrohawk Energy Corp.
3,730	7.88%, 06/01/2015	3,800
		10,742
	Pipeline Transportation - 0.1%
	Dynegy Holdings, Inc.
3,520	7.75%, 06/01/2019	2,657
	El Paso Corp.
4,070	7.00%, 06/15/2017	4,154
		6,811
	Professional, Scientific and Technical Services - 0.3%
	Affinion Group, Inc.
15,260	11.50%, 10/15/2015	15,642

	Real Estate and Rental and Leasing - 0.1%
	Hertz Corp.
6,115	8.88%, 01/01/2014	6,283

	Retail Trade - 0.4%
	Dollar General Corp.
3,426	10.63%, 07/15/2015	3,760
	Federated Retail Holdings, Inc.
5,130	5.90%, 12/01/2016	5,117
	Parkson Retail Group Ltd.
5,105	7.88%, 11/14/2011	5,309
	Supervalu, Inc.
4,665	8.00%, 05/01/2016	4,723
		18,909
	Utilities - 0.5%
	AES Corp.
5,270	8.00%, 10/15/2017	5,349
	AES El Salvador Trust
2,300	6.75%, 02/01/2016 §	2,185
	Calpine Corp.
3,879	7.25%, 10/15/2017 ■	3,811
	Energy Future Holdings Corp.
8,700	10.88%, 11/01/2017	6,460
	NRG Energy, Inc.
4,695	8.50%, 06/15/2019	4,754
		22,559
	Wholesale Trade - 0.1%
	McJunkin Red Man Corp.
3,350	9.50%, 12/15/2016 ■	3,421

	Total corporate bonds: non-investment
	grade
	(cost $329,187)	$345,165

MUNICIPAL BONDS - 0.7%
	General Obligations - 0.1%
	Oregon School Boards Association, Taxable
	Pension
$7,325	4.76%, 06/30/2028	$6,306

	Tax Allocation - 0.0%
	California Urban IDA Taxable
275	6.10%, 05/01/2024	220

	Transportation - 0.4%
	Bay Area Toll Auth
8,325	6.26%, 04/01/2049	8,319

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
MUNICIPAL BONDS - 0.7% - (continued)
	Transportation - 0.4% - (continued)
	North Texas Tollway Auth Rev Taxable
$8,239	6.72%, 01/01/2049	$8,641
		16,960
	Utilities - Electric - 0.2%
	Georgia Municipal Elec Auth
10,565	6.64%, 04/01/2057	10,479

	Total municipal bonds
	(cost $35,055)	$33,965

SENIOR FLOATING RATE INTERESTS: INVESTMENT GRADE♦ - 0.1%
	Paper Manufacturing - 0.1%
	Georgia-Pacific LLC
$2,737	3.51%, 12/20/2014 ±	$2,751

	Utilities - 0.0%
	NRG Energy, Inc.
1,642	2.04%, 02/01/2013 ±	1,607

	Total senior floating rate interests:
	investment grade
	(cost $4,257)	$4,358

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 3.0%
	Administrative Waste Management and Remediation - 0.1%
	Affinion Group, Inc.
$3,498	2.75%, 10/17/2012 ±	$3,476

	Air Transportation - 0.1%
	United Air Lines, Inc.
7,615	2.25%, 02/01/2014 ±	6,598

	Arts, Entertainment and Recreation - 0.3%
	Cedar Fair L.P.
404	2.25%, 08/30/2012 ±	400
2,700	3.75%, 01/31/2016 ◊☼	2,702
1,758	4.25%, 12/31/2014 ±	1,750
	Cengage
3,758	2.79%, 07/05/2014 ±	3,310
	R.H. Donnelley, Inc.
1,435	9.25%, 10/24/2014 ± Ψ	1,399
	Venetian Macau Ltd., Delayed Draw Term
	Loan
1,278	4.80%, 05/25/2012 ±	1,238
	Venetian Macau Ltd., Term Loan
2,212	4.80%, 05/25/2013 ±	2,143
		12,942
	Chemical Manufacturing - 0.2%
	Huntsman International LLC
6,230	2.00%, 04/19/2014 ±	5,969
	Lyondell Chemical Co., DIP Term Loan
949	13.00%, 06/03/2010 ◊☼Ψ	982

	Lyondell Chemical Co., Rollup
3,204	5.80%, 06/03/2010 ± Ψ	3,404
		10,355
	Finance and Insurance - 0.2%
	Brickman Group Holdings, Inc.
2,848	2.29%, 01/23/2014 ±	2,748
	Nuveen Investments, Inc.
7,668	3.29%, 11/13/2014 ±	7,019
		9,767
	Food Manufacturing - 0.0%
	Dole Food Co., Inc., Term Loan B
564	5.04%, 03/03/2017 ±	569
	Dole Food Co., Inc., Term Loan C
1,401	5.01%, 02/15/2017 ±	1,415
	Dole Food Co., Inc., Tranche C Term Loan
230	8.00%, 04/12/2013 ◊	230
		2,214
	Health Care and Social Assistance - 0.2%
	Community Health Systems, Inc., Delayed
	Draw Term Loan
294	2.50%, 07/25/2014 ±	286
	Community Health Systems, Inc., Term
	Loan B
5,734	2.50%, 07/25/2014 ±	5,578
	Golden Gate National
787	3.00%, 03/14/2011 ±	765
	HCA, Inc.
1,490	2.54%, 11/17/2013 ±	1,453
	IASIS Healthcare Capital Corp.
188	2.47%, 03/17/2014 ±	180
	IASIS Healthcare Capital Corp., Delayed
	Draw Term Loan
693	2.25%, 03/17/2014 ±	665
	IASIS Healthcare Capital Corp., Term Loan
	B
2,002	2.25%, 03/17/2014 ±	1,921
		10,848
	Information - 1.0%
	CDW Corp.
5,204	4.23%, 10/10/2014 ◊☼	4,561
	Charter Communications Operating LLC
3,712	2.31%, 03/06/2014 ±☼Ψ	3,577
998	7.25%, 03/06/2014 ± Ψ	1,020
	First Data Corp.
6,897	3.00%, 09/24/2014 ±☼	6,102
	Intelsat Bermuda Ltd., Tranche B2A
1,823	2.73%, 01/03/2014 ±	1,773
	Intelsat Bermuda Ltd., Tranche B2B
1,822	2.73%, 01/03/2014 ±	1,772
	Intelsat Bermuda Ltd., Tranche B2C
1,822	2.73%, 01/03/2014 ±	1,772
	Level 3 Communications Corp.
4,198	2.52%, 03/01/2014 ±☼	3,898
	Mediacom Broadband LLC, Term Loan D-1
5,864	1.99%, 01/31/2015 ±	5,660
	MetroPCS Wireless, Inc.
3,959	2.50%, 11/04/2013 ±	3,868

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 3.0% - (continued)
	Information - 1.0% - (continued)
	UPC Financing Partnership
$1,657	2.18%, 12/31/2014 ±	$1,609
	West Corp.
967	2.62%, 10/24/2013 ±	938
1,405	4.12%, 07/15/2016 ±	1,402
	WideOpenWest Finance LLC
9,300	7.23%, 06/29/2015 ±	8,119
		46,071
	Miscellaneous Manufacturing - 0.1%
	Graham Packaging Co., Inc.
3,294	6.75%, 04/15/2014 ±	3,325

	Motor Vehicle & Parts Manufacturing - 0.1%
	AM General LLC
115	3.25%, 09/30/2012 ±	106
2,360	3.26%, 09/30/2013 ±	2,171
		2,277
	Paper Manufacturing - 0.0%
	Cenveo, Inc., Delayed Draw Term Loan
40	4.77%, 06/21/2013 ±	40
	Cenveo, Inc., Term Loan C
1,846	4.77%, 06/21/2013 ±	1,848
		1,888
	Real Estate and Rental and Leasing - 0.1%
	Realogy Corp.
5,242	3.25%, 10/10/2013 ±	4,619

	Retail Trade - 0.1%
	Michaels Stores, Inc.
1,902	2.53%, 10/31/2013 ±	1,808
3,880	4.79%, 07/31/2016 ±	3,772
		5,580
	Truck Transportation - 0.1%
	Swift Transportation Co., Inc.
5,952	8.25%, 05/10/2014 ±	5,692

	Utilities - 0.4%
	Calpine Corp.
6,679	3.17%, 03/29/2014 ±	6,469
	NRG Energy, Inc.
2,486	2.03%, 02/01/2013 ±	2,434
	Texas Competitive Electric Holdings Co.
	LLC, Term Loan B2
6,573	3.73%, 10/10/2014 ±☼	5,392
	Texas Competitive Electric Holdings Co.
	LLC, Term Loan B3
3,120	3.73%, 10/12/2014 ±	2,535
		16,830
	Total senior floating rate interests: non-
	investment grade
	(cost $141,723)	$142,482

U.S. GOVERNMENT AGENCIES - 26.4%
	Federal Home Loan Mortgage Corporation - 5.1%
$38,573	4.50%, 04/15/2039 ☼	$38,657
8,722	5.04%, 06/01/2035 Δ	9,187
19,573	5.34%, 08/01/2037 Δ	20,655
13,582	5.44%, 01/01/2037 Δ	14,333
2,105	5.49%, 05/01/2036 Δ	2,220
84,075	5.50%, 10/01/2018 - 04/15/2039 ☼	88,853
44,807	6.00%, 04/01/2017 - 11/01/2037	48,534
14,062	6.50%, 07/01/2031 - 03/01/2038	15,311
7	7.50%, 09/01/2029 - 11/01/2031	8
		237,758
	Federal National Mortgage Association - 13.6%
102,611	4.50%, 04/15/2024 - 10/01/2024 ☼	106,480
2,138	4.65%, 06/01/2034 Δ	2,233
6,623	4.69%, 09/01/2035 Δ	6,926
2,101	4.70%, 03/01/2035 Δ	2,204
4,555	4.73%, 04/01/2035 Δ	4,771
1,506	4.83%, 05/01/2035 Δ	1,565
3,205	4.85%, 04/01/2035 Δ	3,336
2,111	4.87%, 07/01/2035 Δ	2,217
180,467	5.00%, 02/01/2018 - 09/01/2037	188,221
5,756	5.01%, 07/01/2035 Δ	6,059
8,942	5.19%, 02/01/2038 Δ	9,437
10,537	5.24%, 01/01/2038 Δ	11,120
159,793	5.50%, 12/01/2013 - 02/01/2039 ☼	169,266
132,550	6.00%, 07/01/2012 - 04/15/2039 ☼	141,195
109	6.50%, 11/01/2014 - 07/01/2032	120
4,123	7.00%, 02/01/2016 - 10/01/2037	4,577
859	7.50%, 11/01/2015 - 05/01/2032	973
2	8.00%, 04/01/2032	2
		660,702
	Government National Mortgage Association - 6.9%
219,683	4.50%, 02/20/2039 - 03/20/2040	222,114
77,339	5.00%, 06/15/2039 - 09/15/2039	80,567
18,089	5.50%, 03/15/2033 - 10/20/2034	19,265
12,086	6.50%, 06/15/2028 - 09/15/2032	13,270
32	7.00%, 06/20/2030 - 08/15/2031	36
5	8.50%, 11/15/2024	5
		335,257
	Other Government Agencies - 0.8%
	Small Business Administration
	Participation Certificates:
24,111	4.14%, 02/01/2030	24,502
16,541	4.19%, 03/01/2030	16,767
		41,269
	Total U.S. government agencies
	(cost $1,242,244)	$1,274,986

U.S. GOVERNMENT SECURITIES - 24.3%
	Finance - 1.5%
	U.S. Government Securities - 1.5%
$35,000	0.10%, 04/13/2010 ○	$34,999
35,000	0.14%, 04/07/2010 ○	34,999
		69,998
	U.S. Treasury Securities - 22.8%
	U.S. Treasury Bonds - 9.3%
338,770	1.38%, 03/15/2012	341,364
107,458	4.63%, 02/15/2040 Ø	105,913
		447,277

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
U.S. GOVERNMENT SECURITIES - 24.3% - (continued)
	U.S. Treasury Securities - 22.8% - (continued)
	U.S. Treasury Notes - 10.9%
$434,190	1.00%, 10/31/2011 ‡	$435,700
11,860	2.50%, 03/31/2015	11,826
81,371	3.63%, 02/15/2020 ‡	79,985
		527,511
	U.S. Treasury Strips - 2.6%
126,508	2.25%, 01/31/2015	125,134
		1,099,922
	Total U.S. government securities
	(cost $1,174,173)	$1,169,920

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.1%
	Long Put Foreign Currency Option Contract - 0.1%
	Euro Currency Option
174	Expiration: August, 2010, Exercise Price:
	$ 120.00 Ø	$3,856

	Long Put Future Option Contract - 0.0%
	U.S. 2 Year Note Option
1	Expiration: May, 2010, Exercise Price:
	$ 108.25 Ø	372

	Total put options purchased
	(cost $9,088)	$4,228

COMMON STOCKS - 0.0%
	Telecommunication Services - 0.0%
–	XO Holdings, Inc. ●	$–

	Total common stocks
	(cost $–)	$–

PREFERRED STOCKS - 0.0%
	Banks - 0.0%
330	Federal Home Loan Mortgage Corp.	$419

	Total preferred stocks
	(cost $8,270)	$419

	Total long-term investments
	(cost $4,565,479)	$4,680,935

Shares or Principal Amount ╬		Market Value ╪
SHORT-TERM INVESTMENTS - 11.5%
	Commercial Paper - 1.0%
	Foreign Governments - 1.0%
	Canada Treasury
CAD 47,994	0.29%, 8/19/2010 ○	$47,184

		47,184
	Investment Pools and Funds - 4.9%
	JP Morgan U.S. Government Money
217,391	Market Fund	217,391
	State Street Bank U.S. Government
–	Money Market Fund	–
	Wells Fargo Advantage Government
21,000	Money Market Fund	21,000
		238,391
	Repurchase Agreements - 1.0%
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing
	on 04/01/2010 in the amount of $24,026,
	collateralized by U.S. Treasury Note
	1.13% - 4.63%, 2012 - 2016, value of
	$ 24,508)
24,026	0.00%, 3/31/2010	24,026
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $24,638,
	collateralized by U.S. Treasury Note
	3.13%, 2019, value of $25,130)
24,638	0.00%, 3/31/2010	24,638
		48,664
	U.S. Treasury Bills - 4.6%
53,175	0.14%, 4/15/2010□○	53,172
165,000	0.11%, 4/8/2010○	164,996

	Total short-term investments
	(cost $551,481)	$552,407

	Total investments
(cost $5,116,960) ▲	108.6%	$5,233,342
Other assets and liabilities	(8.6)%	(414,115)
Total net assets	100.0%	$4,819,227

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.7% of total net assets at March 31, 2010.

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $5,113,105 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$183,176
Unrealized Depreciation	(62,939)
Net Unrealized Appreciation	$120,237

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the  supervision of the Fund's Board of Directors at March 31, 2010, was $6,833, which represents 0.14% of total net assets.

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2010, was $526,824, which represents 10.93% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2010, these securities amounted to $35,064 or 0.73% of total net assets.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swaps.

♠	Perpetual maturity security. Maturity date shown is the first call date.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at March 31, 2010.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at March 31, 2010 was $368,083.

±	The interest rate disclosed for these securities represents the average coupon as of March 31, 2010.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of March 31, 2010.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

CAD	─ Canadian Dollar
JPY	─ Japanese Yen

♦
 Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

□	Security pledged as initial margin deposit for open futures contracts at March 31, 2010.

Futures Contracts Outstanding at March 31, 2010

Description	Number of Contracts*	Position	Expiration Month	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury
Note	1,044	Long	Jun 2010	$157
10 Year U.S. Treasury
Note	202	Long	Jun 2010	$9
U.S. Long Bond	564	Short	Jun 2010	$(492)
				$(326)

*	The number of contracts does not omit 000's.

Ø	At March 31, 2010, securities valued at $16,724 collateralized the maximum delivery obligation of open put options written as follows:

Issuer/ Exercise Price/ Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Euro Currency Option,
$ 110.00, Aug,
2010	173,830	$926	$3,546	$2,620
U.S. 2 Year Note
Option, $107.75,
May, 2010	1,191	149	145	(4)
		$1,075	$3,691	$2,616

*	The number of contracts does not omit 000's.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
04/2003	$75	Americo Life, Inc., 7.88%,
		05/01/2013 - 144A	$74
03/2005	$68,230	Banc of America Commercial
		Mortgage, Inc., 4.52%,
		09/11/2036 - 144A	–
10/2004	$52,753	Bear Stearns Commercial
		Mortgage Securities, Inc., 4.07%,
		07/11/2042	852

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Period	Shares/
Acquired	Par	Security	Cost Basis
12/2004	$44,382	Bear Stearns Commercial
		Mortgage Securities, Inc., 4.12%,
		11/11/2041	$615
04/2006 -	$60,314	CBA Commercial Small Balance
06/2007		Commercial Mortgage, 4.13%,
		06/25/2038 - 144A	–
04/2006 -	$34,365	CBA Commercial Small Balance
08/2007		Commercial Mortgage, 4.99%,
		07/25/2035 - 144A	–
08/2007	$31,544	Countrywide Home Loans, Inc.,
		6.00%, 10/25/2037	30,972
06/2006	$130,820	GE Business Loan Trust, 6.14%,
		05/15/2034 - 144A	–
06/2006 -	$8,670	Intelsat Bermuda Ltd., 9.25%,
08/2006		06/15/2016	8,768
03/2007	$1,675	JP Morgan Automotive Receivable
		Trust, 12.85%, 03/15/2012	1,675
11/2004	$44,340	Merrill Lynch Mortgage Trust,
		3.96%, 10/12/2041 - 144A	679
10/2005 -	$15,286	Morgan Stanley Dean Witter
08/2006		Capital I, 0.00%, 08/25/2032 - Reg D	323
04/2007	$211	Nationstar Home Equity Loan
		Trust, 0.00%, 03/25/2037 - 144A	211
03/2005	$2,573	Popular ABS Mortgage Pass-
		Through Trust, 5.42%, 04/25/2035	2,573
06/2009	$2,650	Residential Funding Mortgage
		Securities, Inc., 6.00%, 07/25/2037	1,940
03/2008	$11,745	Wells Fargo Alternative Loan
		Trust, 6.25%, 11/25/2037	9,496

The aggregate value of these securities at March 31, 2010 was $56,535 which represents 1.17% of total net assets.

IDA   ─   Industrial Development Authority Bond

Forward Foreign Currency Contracts Outstanding at March 31, 2010

Description	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
British Pound (Sell)	$48,649	$48,555	08/11/10	$(94)
Canadian Dollar (Sell)	48,843	48,160	04/06/10	(683)
Canadian Dollar (Buy)	48,843	48,590	04/06/10	253
Euro (Sell)	46,639	46,944	04/06/10	305
Euro (Sell)	177	177	05/06/10	–
Euro (Sell)	70,886	71,652	08/11/10	766
Euro (Buy)	46,639	47,123	04/06/10	(484)
Japanese Yen (Buy)	123,579	127,618	04/06/10	(4,039)
Japanese Yen (Sell)	123,579	128,505	04/06/10	4,926
Japanese Yen (Sell)	42,415	42,566	04/16/10	151
Mexican New Peso (Buy)	99,746	96,174	08/11/10	3,572
Mexican Peso (Buy)	25,366	24,033	08/11/10	1,333
				$6,006

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Credit Default Swap Agreements Outstanding at March 31, 2010

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JP Morgan Chase Bank	LCDX North American Index	Buy	5.00%	12/20/14	$47,900	$(1,987)

Investment Valuation Hierarchy Level Summary
March 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$479,620	$–	$434,502	$45,118
Common Stocks ‡	–	–	–	–
Corporate Bonds: Investment Grade	1,225,792	–	1,224,575	1,217
Corporate Bonds: Non-Investment Grade	345,165	–	345,165	–
Municipal Bonds	33,965	–	33,965	–
Preferred Stocks	419	419	–	–
Put Options Purchased	4,228	4,228	–	–
Senior Floating Rate Interests: Investment Grade	4,358	–	4,358	–
Senior Floating Rate Interests: Non-Investment Grade	142,482	–	142,482	–
U.S. Government Agencies	1,274,986	–	1,274,986	–
U.S. Government Securities	1,169,920	197,724	972,196	–
Short-Term Investments	552,407	238,391	314,016	–
Total	$5,233,342	$440,762	$4,746,245	$46,335
Forward Foreign Currency Contracts *	11,306	–	11,306	–
Futures *	166	166	–	–
Written Options *	2,620	2,620	–	–
Total	$14,092	$2,786	$11,306	$–
Liabilities:
Credit Default Swaps *	1,987	–	1,987	–
Forward Foreign Currency Contracts *	5,300	–	5,300	–
Futures *	492	492	–	–
Written Options *	4	4	–	–
Total	$7,783	$496	$7,287	$–

♦	For the period ended March 31, 2010, there were no significant transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3*	Balance as of March 31, 2010
Assets:
Asset & Commercial Mortgage
Backed Securities	$44,899	$(10,215)	$13,538	†	$10,794	$(13,898)	$—	$—	$45,118
Corporate Bonds	9,567	—	23	‡	1,194	—	—	(9,567)	1,217
Total	$54,466	$(10,215)	$13,561		$11,988	$(13,898)	$—	$(9,567)	$46,335

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Securities where trading has been halted- transfer into Level 3 versus securities where trading has resumed - transfer out of Level 3.
2)	Broker quoted securities - transfer into Level 3 versus quoted prices in active markets - transfer out of Level 3.
3)	Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired - transfer out of Level 3.
†	Change in unrealized gains or losses in the current period relating to assets still held at March 31, 2010 was $5,914.
‡	Change in unrealized gains or losses in the current period relating to assets still held at March 31, 2010 was $23.

Hartford Value HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.3%
	Automobiles & Components - 0.6%
473	Ford Motor Co. ●	$5,948

	Banks - 5.7%
315	PNC Financial Services Group, Inc.	18,810
1,130	Wells Fargo & Co.	35,178
		53,988
	Capital Goods - 10.0%
143	Boeing Co.	10,390
203	Cummins, Inc.	12,563
1,229	General Electric Co.	22,375
163	Illinois Tool Works, Inc.	7,724
389	Ingersoll-Rand plc	13,558
186	PACCAR, Inc.	8,053
472	Textron, Inc.	10,014
266	Tyco International Ltd.	10,186
		94,863
	Commercial & Professional Services - 1.0%
268	Waste Management, Inc.	9,210

	Consumer Durables & Apparel - 3.2%
119	Coach, Inc.	4,687
449	Mattel, Inc.	10,206
261	Stanley Black & Decker, Inc.	15,001
		29,894
	Diversified Financials - 10.7%
225	Ameriprise Financial, Inc.	10,206
1,262	Bank of America Corp.	22,522
296	Bank of New York Mellon Corp.	9,138
123	Goldman Sachs Group, Inc.	20,919
732	JP Morgan Chase & Co.	32,759
93	Solar Capital Ltd. ⌂	1,762
279	UBS AG ADR	4,544
		101,850
	Energy - 16.1%
121	Apache Corp.	12,322
346	Baker Hughes, Inc.	16,216
151	BP plc ADR	8,623
305	Chevron Corp.	23,136
253	ConocoPhillips Holding Co.	12,962
74	EOG Resources, Inc.	6,860
391	Exxon Mobil Corp.	26,201
141	Halliburton Co.	4,260
146	Hess Corp.	9,117
292	Marathon Oil Corp.	9,252
275	Occidental Petroleum Corp.	23,257
		152,206
	Food & Staples Retailing - 1.8%
232	CVS/Caremark Corp.	8,467
288	Sysco Corp.	8,487
		16,954
	Food, Beverage & Tobacco - 4.2%
556	Dean Foods Co. ●	8,722
68	General Mills, Inc.	4,828
281	Kraft Foods, Inc.	8,497
149	PepsiCo, Inc.	9,878
163	Philip Morris International, Inc.	8,493
		40,418
	Health Care Equipment & Services - 4.6%
186	Baxter International, Inc.	10,814
231	Cardinal Health, Inc.	8,312
165	Covidien plc	8,276
255	UnitedHealth Group, Inc.	8,344
117	Zimmer Holdings, Inc. ●	6,926
		42,672
	Household & Personal Products - 0.8%
116	Kimberly-Clark Corp.	7,282

	Insurance - 6.7%
324	ACE Ltd.	16,940
212	AON Corp.	9,063
266	Chubb Corp.	13,806
301	Principal Financial Group, Inc.	8,792
605	Unum Group	14,979
		63,580
	Materials - 5.4%
140	Agrium U.S., Inc.	9,881
138	Cliff's Natural Resources, Inc.	9,777
123	Dow Chemical Co.	3,634
265	E.I. DuPont de Nemours & Co.	9,850
151	Mosaic Co.	9,201
641	Rexam plc	2,849
69	Rexam plc ADR	1,538
241	Steel Dynamics, Inc.	4,205
		50,935
	Media - 1.6%
822	Comcast Corp. Class A	15,461

	Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
158	Abbott Laboratories	8,345
157	Amgen, Inc. ●	9,364
126	Johnson & Johnson	8,222
324	Merck & Co., Inc.	12,109
1,049	Pfizer, Inc.	17,995
157	Teva Pharmaceutical Industries Ltd. ADR	9,916
		65,951
	Retailing - 5.0%
3,040	Buck Holdings L.P. ⌂●†	6,981
327	Home Depot, Inc.	10,591
174	Kohl's Corp. ●	9,505
368	Staples, Inc.	8,608
220	Target Corp.	11,561
		47,246
	Semiconductors & Semiconductor Equipment - 3.7%
718	Intel Corp.	15,989
292	Maxim Integrated Products, Inc.	5,660
414	Taiwan Semiconductor Manufacturing Co.,
	Ltd. ADR	4,341
374	Texas Instruments, Inc.	9,162
		35,152

1

Hartford Value HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.3% - (continued)
	Software & Services - 1.5%
499	Microsoft Corp.	$14,591

	Technology Hardware & Equipment - 3.0%
568	Cisco Systems, Inc. ●	14,789
254	Hewlett-Packard Co.	13,495
230	Solar Cayman Ltd. ⌂●†	101
		28,385
	Telecommunication Services - 2.5%
702	AT&T, Inc.	18,131
189	Verizon Communications, Inc.	5,871
		24,002
	Transportation - 0.8%
109	United Parcel Service, Inc. Class B	7,043

	Utilities - 3.4%
233	Edison International	7,945
164	Entergy Corp.	13,341
67	FPL Group, Inc.	3,230
273	Northeast Utilities	7,538
		32,054
	Total common stocks
	(cost $856,632)	$939,685

	Total long-term investments
	(cost $856,632)	$939,685

SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $114,
	collateralized by FHLMC 6.00%, 2037,
	FNMA 5.00%, 2035, value of $116)
$114	0.02%, 3/31/2010	$114
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $839,
	collateralized by FNMA 4.00% - 7.50%,
	2024 - 2039, value of $856)
839	0.03%, 3/31/2010	839
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 04/01/2010 in the
	amount of $93, collateralized by FNMA
	4.50%, 2040, value of $95)
93	0.01%, 3/31/2010	93
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $318,
	collateralized by FHLMC 4.00% - 6.00%,
	2018 - 2040, FNMA 4.00% - 6.50%, 2018 -2040, value of $326)
318	0.02%, 3/31/2010	318
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2010 in the amount of
	$1, collateralized by U.S. Treasury Note
	1.75% , 2014, value of $1)
1	0.01%, 3/31/2010		1
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 04/01/2010 in the
	amount of $193, collateralized by FNMA
	3.50% - 7.00%, 2019 - 2040, value of $197)
193	0.01%, 3/31/2010		193
			1,558
	Total short-term investments
	(cost $1,558)		$1,558

	Total investments
	(cost $858,190) ▲	99.5%	$941,243
	Other assets and liabilities	0.5%	4,887
	Total net assets	100.0%	$946,130

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.1% of total net assets at March 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $860,842 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$102,707
Unrealized Depreciation	(22,306)
Net Unrealized Appreciation	$80,401

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at March 31, 2010, was $7,082, which represents 0.75% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

2

Hartford Value HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
06/2007	3,040	Buck Holdings L.P.	$2,885
03/2007	93	Solar Capital Ltd.	2,797
03/2007	230	Solar Cayman Ltd. - 144A	171

The aggregate value of these securities at March 31, 2010 was $8,844 which represents 0.93% of total net assets.

Forward Foreign Currency Contracts Outstanding at March 31, 2010

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Japanese Yen (Buy)	$3,625	$3,746	06/16/10	$(121)
Japanese Yen (Sell)	3,625	3,806	06/16/10	181
				$60

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
March 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$939,685	$927,992	$2,849	$8,844
Short-Term Investments	1,558	–	1,558	–
Total	$941,243	$927,992	$4,407	$8,844
Forward Foreign Currency Contracts *	181	–	181	–
Total	$181	$–	$181	$–
Liabilities:
Forward Foreign Currency Contracts *	121	–	121	–
Total	$121	$–	$121	$–

♦	For the period ended March 31, 2010, there were no significant transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2010
Assets:
Common Stock	$—	$(1,241)	$2,991	*	$12,048	$(4,954)	$—	$—	$8,844
Total	$—	$(1,241)	$2,991		$12,048	$(4,954)	$—	$—	$8,844

*	Change in unrealized gains or losses in the current period relating to assets still held at March 31, 2010 was $2,991.

3

Item 2.   Controls and Procedures.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.    Exhibits.

(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.

Date: May 14, 2010	By:	/s/ Robert M. Arena, Jr.
Robert M. Arena, Jr.
	Its:	President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 14, 2010	By:	/s/ Robert M. Arena, Jr.
Robert M. Arena, Jr.
	Its:	President

Date: May 14, 2010	By:	/s/ Tamara L. Fagely
Tamara L. Fagely
	Its:	Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer